Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (3.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,078
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,043
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,240
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	3,976
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,328
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,527
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,092
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,431
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,351
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,074
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,071
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	802
	Alabama Housing Finance Authority	4.450%	8/1/45	3,760	3,684
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	11,000	11,248
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	37,428
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,535	4,548
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,206
	Auburn AL GO	5.000%	8/1/39	2,000	2,183
	Auburn AL GO	5.000%	8/1/41	2,540	2,746
	Auburn University College & University Revenue	5.000%	6/1/37	2,310	2,413
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,753
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,600
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,063
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	925
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	407
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	356
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	503
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	400
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	397
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	592
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,144
	Birmingham Water Works Board Water Revenue	5.000%	1/1/29	400	430
	Birmingham Water Works Board Water Revenue	5.000%	1/1/31	900	994
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,219
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,205
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,569
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,906
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,247
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/27	1,840	1,903
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/28	1,470	1,536
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/29	1,870	1,971
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7) PUT	4.000%	12/1/26	83,395	83,643
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8) PUT	4.000%	12/1/29	108,155	106,759
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	108,600	112,134
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	17,660	18,641
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	90,075	95,429
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	38,860	39,009
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,490	8,525
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,969
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.600%	10/1/52	71,250	69,366
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	43,865	44,322
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	16,160	16,177
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	130,010	136,502
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	37,590	39,961
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	19,025	20,464
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	111,340	117,968
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	36,150	36,426
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	57,890	62,678
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	164,620	173,309

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	84,410	89,753
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	103,185	110,233
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	512
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	533
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	458
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,544
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,637
[4,5]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	1.440%	2/3/25	10,920	10,920
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	14,900	16,076
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	50,355	55,432
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	98,285	105,909
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/40	1,405	1,514
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/42	1,040	1,110
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/43	1,100	1,168
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/44	1,160	1,227
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/44	900	952
	Hoover AL GO	5.000%	3/1/41	4,850	5,301
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,530
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	523
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,041
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	521
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,076
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,044
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	1,941
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,062
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,086
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,542
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,360
	Huntsville AL GO	5.000%	5/1/26	2,660	2,735
	Huntsville AL GO	5.000%	5/1/34	3,515	3,679
	Huntsville AL GO	5.000%	5/1/35	3,690	3,857
	Huntsville AL GO	5.000%	5/1/35	3,000	3,136
	Huntsville AL GO	5.000%	5/1/36	3,875	4,045
	Huntsville AL GO	5.000%	5/1/36	4,330	4,520
	Huntsville AL GO	5.000%	5/1/36	5,055	5,400
	Huntsville AL GO	5.000%	5/1/37	4,070	4,242
	Huntsville AL GO	5.000%	5/1/37	3,050	3,179
	Huntsville AL GO	5.000%	5/1/37	5,055	5,387
	Huntsville AL GO	5.000%	5/1/38	2,270	2,361
	Huntsville AL GO	5.000%	3/1/41	2,250	2,467
	Huntsville AL GO	5.000%	3/1/42	845	922
	Huntsville AL GO	5.000%	3/1/42	4,020	4,385
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,411
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,502
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,242
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,537
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,560
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	17,870	16,663
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	22,825	24,380
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,710
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,721
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,016
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,056
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,560
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/39	1,000	1,101
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/40	1,435	1,568
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/41	1,800	1,953
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/42	1,670	1,802
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	2.000%	2/3/25	6,510	6,510
	Jefferson County AL GO	5.000%	4/1/26	5,985	6,129
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,738
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	5,954
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,634
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,493
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	7,833
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,153

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	6,893
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,397
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,111
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	16,995
	Jefferson County AL Sewer Revenue	5.000%	10/1/25	1,255	1,270
	Jefferson County AL Sewer Revenue	5.000%	10/1/27	1,295	1,353
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,270	1,361
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,100	2,271
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	2,195	2,396
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,425	4,865
	Jefferson County AL Sewer Revenue	5.000%	10/1/33	6,000	6,638
	Jefferson County AL Sewer Revenue	5.000%	10/1/34	6,500	7,170
	Jefferson County AL Sewer Revenue	5.000%	10/1/35	5,700	6,263
	Jefferson County AL Sewer Revenue	5.000%	10/1/36	6,000	6,567
	Jefferson County AL Sewer Revenue	5.000%	10/1/37	6,000	6,532
	Jefferson County AL Sewer Revenue	5.000%	10/1/38	7,750	8,394
	Jefferson County AL Sewer Revenue	5.000%	10/1/39	8,500	9,153
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	2,000	2,183
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	2,000	2,170
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	11,250	12,151
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	10,250	11,016
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	10,600	11,343
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	14,130	15,072
[1]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	4,400	4,573
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/31	2,500	2,673
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	36,010	36,101
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	4,215	4,241
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,578
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,641
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,542
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,048
	Montgomery AL GO	3.000%	12/1/33	4,780	4,499
	Montgomery AL GO	3.000%	12/1/34	3,415	3,162
	Montgomery AL GO	3.000%	12/1/35	1,500	1,364
	Montgomery AL GO	4.000%	12/1/35	500	506
	Montgomery AL GO	3.000%	12/1/37	1,000	882
	Montgomery AL GO	3.000%	12/1/38	1,000	868
	Montgomery AL GO	3.000%	12/1/39	1,000	854
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	207
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	307
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	202
	Mountain Brook Board of Education GO	3.000%	3/1/39	165	146
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	217
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	419
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,114
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,022
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,634
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,800	4,725
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,129
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,332
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,531
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	5,774
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,145
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	114,410	121,777
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/31	4,365	4,631
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/31	2,665	2,834
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	35,945	38,161
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/33	1,000	1,059
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/34	1,020	1,082
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	111,225	116,687
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	25,540	25,572
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	12/1/31	455	456
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	32,665	34,800
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	18,485	19,177
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	144,570	152,027
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	17,630	18,633
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	82,950	88,710
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,638
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,079

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,548
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,090
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	864
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	646
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,061
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,097
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,056
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/35	1,000	925
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/37	2,230	2,018
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/38	2,340	2,082
	University of Alabama College & University Revenue	3.000%	7/1/36	8,580	7,802
	University of Alabama College & University Revenue	3.000%	7/1/37	5,840	5,238
	University of Alabama College & University Revenue	3.000%	7/1/37	4,825	4,328
	University of Alabama College & University Revenue	3.000%	7/1/38	12,520	11,053
[3]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,101
[3]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,388
[3]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,149
[3]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	435
[3]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	460
[1]	University of South Alabama College & University Revenue	5.000%	4/1/32	5,545	6,154
[1]	University of South Alabama College & University Revenue	5.000%	4/1/33	4,835	5,411
[3]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,284
[3]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,409
[3]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,001
[3]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,012
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	7,825	7,885
					2,885,237
Alaska (0.2%)
[6]	Alaska GO	5.000%	8/1/26	2,665	2,730
[6]	Alaska GO	5.000%	8/1/28	1,425	1,509
[6]	Alaska GO	5.000%	8/1/29	1,000	1,074
[6]	Alaska GO	5.000%	8/1/30	1,790	1,951
[6]	Alaska GO	5.000%	8/1/31	1,560	1,720
[6]	Alaska GO	5.000%	8/1/32	1,845	2,052
[6]	Alaska GO	5.000%	8/1/33	1,665	1,866
[6]	Alaska GO	5.000%	8/1/34	3,275	3,694
[6]	Alaska GO	5.000%	8/1/35	2,190	2,484
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,710
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,070
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	4,015	4,296
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	265
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,541
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,100	4,439
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,184
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,160
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	984
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,241
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	1,007
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,028
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	948
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,040
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,440
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,770
[6]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/27	1,485	1,540
[6]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	1,250	1,315
[6]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	915	974
[6]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/32	1,870	2,050
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/33	1,945	2,205
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,037
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	878
[6]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/35	3,235	3,538
[4]	Alaska Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.030%	2/3/25	6,750	6,750
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/36	1,125	1,242
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,324
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,658
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,081
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,189
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,639
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,160

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,159
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,603
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,154
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,050
Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,295
Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,032
Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,017
Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	995
Municipality of Anchorage AK GO	4.000%	9/1/42	5,670	5,571
Municipality of Anchorage AK GO	4.000%	9/1/42	3,295	3,237
Municipality of Anchorage AK GO	4.000%	9/1/43	3,000	2,884
Municipality of Anchorage AK GO	4.000%	9/1/43	4,800	4,614
Municipality of Anchorage AK GO	4.000%	9/1/44	4,765	4,539
Municipality of Anchorage AK GO	4.000%	9/1/44	4,475	4,262
North Slope Borough AK GO	5.000%	6/30/27	900	946
North Slope Borough AK GO	5.000%	6/30/28	1,945	2,081
North Slope Borough AK GO	5.000%	6/30/30	1,140	1,258
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,064
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	853
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,570	2,751
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,091
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,805
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,497
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	3,200	3,185
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,980
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,459
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,085
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,250	3,137
				176,387
Arizona (1.6%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/28	840	879
Arizona Board of Regents College & University Revenue	5.000%	7/1/31	725	731
Arizona Board of Regents College & University Revenue	5.000%	7/1/32	895	902
Arizona Board of Regents College & University Revenue	5.000%	7/1/33	700	706
Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,000	1,008
Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,250	1,299
Arizona Board of Regents College & University Revenue	5.000%	7/1/35	605	610
Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,280	1,327
Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,500	1,551
Arizona Board of Regents Lottery Revenue	5.000%	8/1/42	1,000	1,090
Arizona Board of Regents Lottery Revenue	5.000%	8/1/44	2,300	2,480
Arizona Board of Regents Lottery Revenue	5.000%	8/1/45	3,000	3,223
Arizona COP, ETM	5.000%	10/1/26	10,590	10,977
Arizona COP, ETM	5.000%	10/1/27	13,400	14,169
Arizona COP, ETM	5.000%	10/1/28	11,330	12,198
Arizona COP, ETM	5.000%	10/1/29	17,350	19,000
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,497
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,365
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,160	5,291
Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,000	8,426
Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,068
Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	5,500	5,890
Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,280
Arizona IDA Charter School Aid Revenue	5.000%	11/1/30	735	801
Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	929
Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	625	688
Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	775
Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	380	421
Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,087
Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	700	777
Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,139
Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	550	615
Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,007
Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	650	723
Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,116
Arizona IDA Charter School Aid Revenue	5.000%	11/1/36	430	475
Arizona IDA Charter School Aid Revenue	5.000%	11/1/37	400	440
Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	593
Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	950	1,030

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	475	522
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	822
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/39	350	383
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	829
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	1,305	1,401
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	375	408
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	855	912
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	350	378
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	1,800	1,914
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	450	485
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/43	510	547
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/44	475	507
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/33	515	517
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/38	300	305
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/39	1,000	1,008
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/43	275	279
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	460	459
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/30	450	442
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/40	830	831
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	134
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	679
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	693
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	702
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	719
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	726
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	755
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	761
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,537
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,562
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/27	325	331
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/28	170	173
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/29	160	163
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/30	190	193
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/31	200	203
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/32	210	213
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/33	220	223
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/34	230	226
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/35	240	234
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/36	665	645
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/27	55	57
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/28	60	62
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/29	65	68
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/30	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/31	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/32	475	502
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/33	315	331
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/34	335	329
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/35	1,100	1,074
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/36	310	301
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	465
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/38	2,060	2,100
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadas Loan Canyon Project)	4.000%	7/15/30	755	753
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	352
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	214
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	321
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	448
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	226
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	357
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	1,235	1,240
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	446
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	1,215	1,214
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,145	1,117
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	757
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.125%	5/1/44	7,250	7,579
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,499
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,518
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,648

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,830
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,842
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,185
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,049
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,153
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	1,978
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	5,235	5,848
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	3,987	4,048
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/27	400	417
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/28	325	344
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/29	700	751
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/31	325	348
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/32	325	348
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/33	350	373
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/34	250	254
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/35	530	563
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/36	555	588
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/37	1,325	1,398
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/38	650	684
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/39	500	500
[4,5]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	2.200%	2/3/25	30,545	30,545
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	2.070%	2/3/25	43,900	43,900
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	45
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	149
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	78
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	210
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	244
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	180
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	30
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,580
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,350
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	5,877
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	10,000	10,758
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/30	2,465	2,682
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	6,620	7,264
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,135
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	763
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	391
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,103
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,818
	Chandler AZ GO	5.000%	7/1/25	15,625	15,774
	Chandler AZ GO	5.000%	7/1/27	5,800	6,105
	Chandler AZ GO	5.000%	7/1/28	8,800	9,437
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,930	18,105
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	380	380
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	8,380	8,380
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	7,845	7,845
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	16,530	16,530
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/41	1,860	1,877
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	19,000	19,083
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/27	3,495	3,675
	Glendale AZ GO	4.000%	7/1/41	1,920	1,920
	Glendale AZ GO	4.000%	7/1/42	2,000	1,968
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	8,817
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,466
[8]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/41	1,250	1,373
[8]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/42	1,275	1,393
[8]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/43	1,000	1,089
[8]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/44	1,000	1,082

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,802
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,519
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/28	155	157
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/38	600	603
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	113
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	155
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/34	400	427
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/35	250	266
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/36	200	213
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/38	250	264
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/39	225	236
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,208
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/38	1,385	1,455
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,743
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/35	1,100	1,108
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Programs)	4.250%	7/1/44	3,000	2,724
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/34	500	494
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	750	771
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	2,500	2,541
	Maricopa County IDA Charter School Aid Revenue (legacy Traditional Schools Project)	4.000%	7/1/40	5,575	5,210
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,368
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,574
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,161
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,315
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,092
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,711
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,175
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,045
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,334
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	864
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	702
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,615
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,730	3,047
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,651
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	743
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,360	1,501
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,645	2,895
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,141
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,400	2,611
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,880	2,034
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,150	2,313
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,460	3,534
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	8,590	9,078
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	19,065	20,729
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,360	2,394
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,142
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,930	7,855
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/27	930	870
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/30	1,235	1,068
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/31	675	569
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	12,005
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,458
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,053
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/35	1,635	1,703
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/36	2,500	2,602
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	2,958
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,169
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,870
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	350
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	296
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	446
	Mesa AZ GO	5.000%	7/1/28	2,690	2,884
	Mesa AZ GO	5.000%	7/1/29	2,825	3,081
	Mesa AZ GO	5.000%	7/1/39	2,500	2,777
	Mesa AZ GO	5.000%	7/1/40	4,835	5,344
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/43	4,565	4,908
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,146
	Mesa AZ Utility System Water Revenue	3.000%	7/1/44	1,665	1,343
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,572
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,490

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,423
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	1,790	1,848
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	6,440	6,586
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	3,895	4,069
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	12,550	13,068
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	1,870	1,920
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	6,000	6,161
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	1,625	1,689
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	5,120	5,250
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	13,160	13,504
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,134
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	4,500	4,672
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,275	3,357
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	11,565	11,860
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,722
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	8,520	8,724
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	12,815	13,131
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,000	2,070
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	24,550	25,411
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	10,000	10,239
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	4,190	4,332
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	10,035	10,374
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	8,750	8,952
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,185	3,288
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	20,065	20,711
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	8,715	8,909
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	4,000	4,121
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	10,090	10,298
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	2,750	3,051
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	1,215	1,305
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	2,500	2,765
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,668
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,716
[8,9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	9,000	10,834
[10]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	11,000	13,164
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/43	13,115	14,393
[10]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/43	10,945	13,086
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	3,115	3,294
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	13,465	14,238
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	11,775	12,864
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	380
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	254
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	368
[4]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/36	7,540	7,594
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	254
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	726
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	722
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	308
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	691
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	811
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,317
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/32	2,625	2,960
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/33	1,325	1,509
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/34	850	976
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/35	700	800
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	380	373
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	1,510	1,484
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/31	395	385
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/34	2,470	2,474
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/39	1,310	1,310
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,985	1,761
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	887
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,367
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,340
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,444
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/39	800	884
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/40	1,125	1,236
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/41	1,000	1,092
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/42	1,200	1,305
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/43	1,200	1,299

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,216
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	13,970	14,046
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,152
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	14,913
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	12,445	12,827
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/39	18,215	20,492
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/42	8,000	8,858
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,995	2,091
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	5,280	5,365
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	8,829
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	4,250	4,652
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	6,000	6,540
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	3,520	3,685
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,387
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	8,023
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	285
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	3,840	4,136
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/38	4,845	4,981
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/42	4,460	4,528
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,835
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,107
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,288
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,046
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	552
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,045	1,163
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,120
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,125
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,120
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,050	1,171
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,855	2,059
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,000	1,104
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,530	1,678
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,400	1,524
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	1,770	1,916
					1,229,623
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,521
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,810	1,916
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,200	1,253
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,599
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,258
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,588
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,102
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,000	1,039
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,275	2,396
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,151
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,000	1,034
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,306
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	900	925
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,404
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	1,000	1,025
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,929
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,454
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,294
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,071
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,448
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,132
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,150	2,815
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/27	1,250	1,313
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/28	1,500	1,604
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/29	1,500	1,631
	El Dorado Special School District No. 15 GO	5.000%	2/1/37	2,010	2,098
	El Dorado Special School District No. 15 GO	5.000%	2/1/38	2,110	2,191
	El Dorado Special School District No. 15 GO	5.000%	2/1/39	2,215	2,290

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Dorado Special School District No. 15 GO	5.000%	2/1/40	2,325	2,397
	El Dorado Special School District No. 15 GO	5.000%	2/1/41	2,440	2,510
	El Dorado Special School District No. 15 GO	5.000%	2/1/42	2,565	2,630
[3]	Little Rock School District GO	2.000%	2/1/39	8,420	6,037
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	200	208
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	185	195
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,063
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,369
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,865
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,082
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,776
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,327
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,553
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,940
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,035	1,087
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/31	1,300	1,432
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/32	1,700	1,875
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/33	1,700	1,868
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/34	2,305	2,520
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	3,243
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	623
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,477
					95,864
California (9.4%)
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,965	2,037
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,486
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	788
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	629
	ABC Unified School District GO	3.000%	8/1/41	2,710	2,333
	Acalanes Union High School District GO	6.350%	8/1/39	5,000	5,651
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,633
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	769
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,074
[3]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	9,945	8,618
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	4,490	4,544
[8]	Alhambra Unified School District GO	0.000%	8/1/32	3,000	2,323
[8]	Alhambra Unified School District GO	0.000%	8/1/34	1,415	1,011
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	6,845
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	3,895
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	826
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	614
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	666
[6]	Antelope Valley Community College District GO	5.000%	8/1/43	765	802
[6]	Antelope Valley Community College District GO	5.000%	8/1/44	640	668
[1,11]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/33	0.000%	5/1/37	1,700	1,303
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,760
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/32	2,380	2,736
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	2,350	2,732
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	25,623
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	40,567
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	15,061
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,060	3,363
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	3,295	3,606
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	64,383
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	53,629
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	34,280	34,171
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,647
[5]	Bay Area Toll Authority Highway Revenue VRDO	1.330%	2/6/25	83,185	83,185
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,499
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,922
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	4,180	4,452
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/31	4,395	4,683
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/31	2,000	2,163
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	46,655	46,792
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	27,420	28,582
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	96,990	101,664
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	70,000	74,089
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	59,930	64,893
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	132,260	139,773

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	81,000	86,360
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	60,365	64,602
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	132,755	143,137
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	74,865	79,305
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	173,115	182,504
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	143,565	156,521
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	64,300	64,289
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	132,455	139,845
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	19,120	19,036
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	53,225	56,042
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	54,235	58,112
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	4,620	3,431
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	628
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	534
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,818
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,035
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/30	1,945	2,092
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/31	2,475	2,681
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/32	2,605	2,837
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/33	1,375	1,504
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,020	1,105
[10]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,808
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	5,955
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,205	10,964
	California GO	5.000%	9/1/26	5,355	5,553
	California GO	5.000%	10/1/26	10,000	10,388
	California GO	5.000%	4/1/27	42,620	44,695
	California GO	5.000%	4/1/27	13,085	13,722
	California GO	3.500%	8/1/27	21,000	21,417
	California GO	5.000%	10/1/27	1,025	1,086
	California GO	5.000%	10/1/27	24,000	25,422
	California GO	5.000%	4/1/28	13,190	14,086
	California GO	5.000%	8/1/28	8,090	8,691
	California GO	5.000%	8/1/28	15,000	16,114
	California GO	5.000%	9/1/28	10,000	10,758
	California GO	5.000%	10/1/28	5,350	5,764
	California GO	5.000%	11/1/28	7,770	8,199
	California GO	5.000%	12/1/28	9,635	10,410
	California GO	5.000%	4/1/29	6,575	7,148
	California GO	5.000%	9/1/29	7,030	7,253
	California GO	5.000%	9/1/29	10,000	10,949
	California GO	5.000%	9/1/29	47,945	52,496
	California GO	5.000%	10/1/29	16,900	18,530
	California GO	5.000%	10/1/29	90	90
	California GO	5.000%	11/1/29	5,000	5,490
	California GO	5.000%	4/1/30	6,320	6,984
	California GO	5.000%	4/1/30	1,700	1,879
	California GO	4.000%	8/1/30	12,400	12,544
	California GO	5.000%	8/1/30	15,000	15,451
	California GO	5.000%	9/1/30	5,000	5,562
	California GO	5.000%	9/1/30	29,910	33,273
	California GO	5.000%	10/1/30	1,485	1,654
	California GO	5.000%	10/1/30	3,275	3,648
	California GO	3.500%	12/1/30	7,500	7,500
	California GO	5.000%	4/1/31	10,640	11,945
	California GO	5.000%	8/1/31	4,000	4,510
	California GO	5.000%	8/1/31	15,000	16,912
	California GO	5.000%	9/1/31	32,920	37,154
	California GO	5.000%	10/1/31	3,645	4,118
	California GO	5.000%	10/1/31	210	210
	California GO	5.000%	11/1/31	10,000	10,516
	California GO	5.000%	4/1/32	26,035	28,016
	California GO	5.000%	4/1/32	5,855	6,659
	California GO	5.000%	8/1/32	15,000	17,126
[3]	California GO	5.250%	8/1/32	5,560	6,356
	California GO	5.000%	9/1/32	5,500	6,285
	California GO	4.000%	11/1/32	4,805	4,902
	California GO	5.000%	4/1/33	12,000	12,902
	California GO	4.000%	8/1/33	26,000	26,233
	California GO	5.000%	8/1/33	14,000	14,407

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/33	26,050	26,294
California GO	3.000%	10/1/33	9,000	8,941
California GO	5.000%	10/1/33	55	55
California GO	5.000%	3/1/34	1,000	1,095
California GO	4.000%	8/1/34	5,030	5,069
California GO	5.000%	8/1/34	4,190	4,311
California GO	5.000%	9/1/34	1,655	1,705
California GO	3.000%	10/1/34	21,275	21,032
California GO	5.000%	10/1/34	160	160
California GO	5.000%	11/1/34	7,770	8,579
California GO	5.000%	11/1/34	2,590	2,860
California GO	5.000%	12/1/34	1,550	1,589
California GO	5.000%	4/1/35	6,435	6,894
California GO	5.000%	4/1/35	7,060	7,497
California GO	5.000%	8/1/35	5,000	5,041
California GO	4.000%	9/1/35	10,000	10,065
California GO	5.000%	9/1/35	3,115	3,519
California GO	3.000%	10/1/35	61,285	60,222
California GO	3.000%	11/1/35	2,300	2,259
California GO	5.000%	11/1/35	22,035	24,249
California GO	4.000%	3/1/36	9,680	10,005
California GO	5.000%	8/1/36	7,610	8,772
California GO	5.000%	9/1/36	2,000	2,056
California GO	5.000%	9/1/36	11,555	13,166
California GO	5.000%	9/1/36	4,875	5,589
California GO	3.000%	10/1/36	6,015	5,843
California GO	5.000%	10/1/36	2,145	2,431
California GO	5.000%	8/1/37	20,000	23,018
California GO	3.000%	10/1/37	6,800	6,413
California GO	5.000%	10/1/37	6,930	7,689
California GO	5.000%	11/1/37	8,660	9,740
California GO	4.000%	3/1/38	4,930	5,044
California GO	5.000%	8/1/39	17,000	19,390
California GO	5.000%	9/1/39	6,750	7,659
California GO	4.000%	10/1/39	2,415	2,463
California GO	5.000%	10/1/39	2,250	2,525
California GO	4.000%	3/1/40	4,600	4,671
California GO	5.000%	9/1/41	1,035	1,131
California GO	5.000%	9/1/41	4,000	4,492
California GO	4.000%	10/1/41	20,760	21,075
California GO	5.000%	4/1/42	4,300	4,480
California GO	5.000%	9/1/42	12,540	13,817
California GO	5.000%	10/1/42	43,365	45,655
California GO	5.000%	10/1/42	12,000	13,304
California GO	5.000%	11/1/42	4,000	4,415
California GO	5.000%	9/1/43	45,500	50,230
California GO	5.000%	9/1/43	13,000	14,418
California GO	5.000%	8/1/44	3,000	3,315
California GO	5.250%	8/1/44	8,000	9,012
California GO	5.000%	9/1/44	10,500	11,560
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,489
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,135	5,492
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,855
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,172
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,163
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	39,900	44,132
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,442
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,254
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,361
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,558
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,224
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,664
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,079
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	32,840	33,063
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,147
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,830
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,250	1,389

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,099
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,500	1,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,000	2,159
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	22,735	24,725
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	7,410	8,235
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/5/25	14,675	14,675
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	5,000	5,420
	California Housing Finance Agency	4.000%	3/20/33	23,741	23,754
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,071	7,235
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	82,832	81,823
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	42,207	40,340
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	55,371	51,815
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	8,883	9,122
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,722
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	9,955
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	9,955
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	68,000	70,100
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,641
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	3,810	4,040
[4]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	2.150%	2/3/25	13,870	13,870
[4,5]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	2.150%	2/3/25	4,800	4,800
	California Municipal Finance Authority Revenue	4.200%	8/1/40	5,375	5,284
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	605	594
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,000	1,012
[4,5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.250%	2/3/25	25,300	25,300
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/34	625	625
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/39	5,550	5,464
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/44	8,870	8,784
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	11,240	3,199
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,614
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,096
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	6,897
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,500	1,663
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,098
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	6,550	6,946
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	10,000	11,261
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,200	1,351
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	1,250	1,424
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	2,825	3,252
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	2,250	2,608
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	1,750	2,018
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	2,500	2,870
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	2,750	3,139
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	2,500	2,842
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,900	2,151
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	14,747
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,748
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,430	2,492
	California State University College & University Revenue	5.000%	11/1/30	8,400	8,821
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,244
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,380
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,015
	California State University College & University Revenue	5.000%	11/1/34	10,270	10,730
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,381
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,194
	California State University College & University Revenue	5.000%	11/1/36	7,165	7,777
	California State University College & University Revenue	5.000%	11/1/39	2,000	2,279
	California State University College & University Revenue	5.000%	11/1/40	4,000	4,529
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,372
	California State University College & University Revenue	5.000%	11/1/41	1,060	1,193
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,119
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,111
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,997
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,530	4,166
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,602
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,031
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,034
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,004
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,560

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,080
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,018
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,079
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,175
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,725	18,189
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,725	3,693
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,225	4,189
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,005
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,023
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,023
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,042
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	81,265	88,496
	Cerritos Community College District GO	0.000%	8/1/28	1,000	899
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,555
	Cerritos Community College District GO	0.000%	8/1/31	1,000	810
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,892
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,550	1,443
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	811
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,315
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,045
[3]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,775
[3]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,779
[3]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,802
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,268
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,333
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,393
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,458
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,412
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,613
[10]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,448
	Concord CA COP	2.125%	4/1/41	2,275	1,624
[3]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/40	2,565	2,621
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,110	20,265
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	8,600	7,104
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,840	3,590
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,486
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	8,728
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,460	1,437
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,368
[4,5]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	2.150%	2/3/25	12,300	12,300
[3]	Downey Unified School District GO	2.000%	8/1/38	1,080	814
[3]	Downey Unified School District GO	2.000%	8/1/39	1,005	738
[3]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,850
[3]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,193
	Dry Creek Joint Elementary School District GO	0.000%	8/1/36	1,685	1,093
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,102
[3]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,809
[3]	East Side Union High School District GO	3.000%	8/1/34	610	597
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,801
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,431
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,523
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,693
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	758
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,140
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,766
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,376
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,137
[10]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	2,014
[10]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,836
[10]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,558
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	621
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,092
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/28	20,090	21,905
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/29	2,000	2,240
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,169
	Fresno Unified School District GO	3.000%	8/1/36	1,000	942
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,240
[8]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,638
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,805

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,658
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	47,065
[1]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,647
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,810
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,038
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,013
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,205
[3]	Kern Community College District GO	0.000%	11/1/26	10,210	9,658
	Kern Community College District GO	3.000%	8/1/40	3,030	2,688
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,581
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,388
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,839
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	249
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	333
[8]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,408
[8]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,324
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,729
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,353
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,582
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,367
	Los Angeles CA Unified School District GO	5.000%	7/1/29	12,520	13,664
	Los Angeles CA Unified School District GO	5.000%	7/1/30	28,080	31,139
	Los Angeles CA Unified School District GO	5.000%	7/1/31	23,000	25,875
	Los Angeles CA Unified School District GO	5.000%	7/1/32	23,355	26,621
	Los Angeles CA Unified School District GO	5.000%	7/1/33	11,000	12,684
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,527
	Los Angeles CA Unified School District GO	5.000%	7/1/34	18,500	21,575
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,605	2,463
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	17,869
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	26,790
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,096
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	6,138
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	10,175
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,460	4,557
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,400	2,441
	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,229
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,202
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,372
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,122
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,081
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,153
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,130
[4,5]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.150%	2/3/25	36,995	36,995
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/35	5,000	5,869
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	8,884
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	9,538
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	16,827
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	19,809
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,543
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	15,519
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	19,286
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,079
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	17,604
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,361
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	16,698
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	21,356
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	12,325	13,370
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	7,565	7,975
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,115
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,052
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,009
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,021
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,445	4,570
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	2,969
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	24,500	25,092
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,566
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	6,285	6,447
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	8,800	9,475
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	3,033
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/27	1,330	1,349

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	615	638
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,015	2,091
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,805	1,873
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	7,920	8,218
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	770	799
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	555	576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	720	741
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,715	2,817
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	6,810	7,162
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,135	2,245
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	7,125	7,493
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,490	2,601
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	555	584
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	820	844
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,130	1,188
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	885	894
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	5,455	5,809
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	4,700	5,005
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,975	2,103
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,550	1,602
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	5,430	5,659
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	670	703
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,690	1,788
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,295	3,486
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	870	893
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	465	495
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	940	1,001
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,475	1,571
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,215	3,423
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,970	2,081
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	310	334
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	14,465	15,581
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	5,910	6,146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	3,130	3,307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	5,005	5,391
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,635	1,761
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	6,170	6,397
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	2,410	2,539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,770	1,927
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	9,560	10,410
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	975	1,033
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,460	1,590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	640	697
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	2,935	3,032
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	2,070	2,175
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	3,805	4,020
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	5,995	6,590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	965	1,002
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,005	1,062
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	590	649
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,500	1,649
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,070	1,110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	2,430	2,666
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,665	1,845
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	250	273
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	540	595
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,625	1,801
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	2,900	3,214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	9,415	9,757
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	4,530	4,966
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	11,465	12,821
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,515	1,584
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	250	273
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	670	738
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	835	925
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	23,055	23,527
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	36,000	37,256
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	290	292
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	580	635

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,820	1,969
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	12,170	13,455
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	440	489
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,180	1,232
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,945	2,171
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	16,270	16,589
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	17,150	17,718
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	565	609
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	500	551
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	855	891
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	700	778
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,760	4,179
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	175	189
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	2,010	2,203
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	455	503
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	300	332
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,339
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	750	770
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,525	10,850
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,585	12,047
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,905	2,053
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	530	578
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	4,385	4,824
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	3,200	3,504
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	910	1,006
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	800	836
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,000	1,072
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	500	539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	485	536
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	670	740
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,465	1,580
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,990	2,170
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,120	1,215
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	725	806
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	170	186
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,125	7,371
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	11,370	12,084
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,733
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,695	2,909
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,435	1,577
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,950	2,143
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	920	1,015
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,395	1,520
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,680	2,932
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,100	1,209
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	37,635	39,766
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,240	1,334
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,436
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	9,960	10,616
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,470	1,601
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	12,930	13,632
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,450	9,086
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,630	2,838
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,670	8,775
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,830	5,137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,400	2,560
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,940	2,069
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,820	8,282
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,050	1,112
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,593
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,055	1,123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,130	1,161
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,420	2,551
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	150	158
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,120	1,183
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,945	5,198
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	2,610	2,750
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	10,825	11,213
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	1,000	1,017

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	530	541
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	595	635
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	385	411
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	950	991
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	825	892
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	320	346
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	995	1,035
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	770	841
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	630	688
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	645	711
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,760	1,941
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	465	476
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	315	339
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,930	4,017
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	155	161
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	4,035	4,478
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	450	492
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	440	483
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,190	1,321
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	125	129
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,554
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	990	1,027
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,185	1,272
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	480	535
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,595	2,649
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	1,910	2,125
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,771
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	18,633
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,260	1,368
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,935	2,068
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	670	745
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	130	140
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	340	371
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	22,215
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	325	353
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	350	382
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,780	1,913
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	465	512
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	990	1,096
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	695	773
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,017
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	11,327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,845	2,004
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,610	6,125
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,435	2,659
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	230	254
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,725	3,032
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	525	580
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	5,070	5,439
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	320	345
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	10,150	10,669
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	17,617
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,303
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	450	486
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	840	911
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	520	554
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	36,230
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	370	390
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	900	954
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	140	148
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	185	197
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	1,420	1,506
Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	38,811	38,811
Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	33,439	33,439
Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/6/25	20,882	20,882
Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.500%	2/6/25	12,156	12,156
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,000	997
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,342
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/26	1,400	1,440
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/33	2,200	2,536

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,035
[10]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,352
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	3,525	3,883
	Metropolitan Water District of Southern California Water Revenue VRDO	1.100%	2/6/25	31,900	31,900
	Milpitas CA Unified School District GO	2.000%	8/1/40	3,130	2,269
[6]	Moreland School District GO	5.000%	8/1/39	1,245	1,403
[6]	Moreland School District GO	5.000%	8/1/41	1,800	2,003
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	3,023
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,369
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	17,490
[8]	New Haven Unified School District GO	0.000%	8/1/31	1,200	964
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	99,380	105,309
	Novato CA Unified School District GO	3.000%	8/1/39	2,000	1,801
	Novato CA Unified School District GO	3.000%	8/1/40	3,425	3,020
[3]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	932
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	10,823
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,434
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,366
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,104
	Palomar Community College District GO	0.000%	8/1/32	1,965	1,532
[8]	Palomar Health GO	0.000%	8/1/30	7,000	5,646
[8]	Palomar Health GO	0.000%	8/1/32	9,300	6,859
	Palomar Health GO	4.000%	8/1/34	5,725	5,591
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/32	6,050	4,715
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/33	4,120	3,085
[10]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,245	3,057
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,003
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/35	2,395	1,637
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	914
	Pleasanton Unified School District GO	4.000%	8/1/40	600	611
	Pleasanton Unified School District GO	4.000%	8/1/41	1,000	1,015
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,351
[3]	Poway Unified School District GO	0.000%	8/1/31	10,000	8,123
[1]	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/32	3,125	3,159
	Rio Hondo CA Community College District GO	6.850%	8/1/42	1,000	1,272
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	6,733
[5]	Riverside CA Lease (Abatement) Revenue COP VRDO	1.470%	2/6/25	25,200	25,200
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,447
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,517
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,457
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,376
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,580	4,947
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,788
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,189
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,647
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,105
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,075	1,061
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	4,178
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,571
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,927
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,771
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,699
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,403
[3]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,689
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	285
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	360
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	166
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,711
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,022
[10]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/25	13,125	12,763
[10]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/30	11,000	8,903
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/40	1,650	1,873
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,223
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,841
	San Diego CA Unified School District GO	0.000%	7/1/30	1,115	940
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	656
	San Diego CA Unified School District GO	0.000%	7/1/37	1,000	629
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,132

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	5.000%	7/1/42	4,000	4,516
	San Diego CA Unified School District GO	5.000%	7/1/43	4,000	4,478
	San Diego CA Unified School District GO	0.000%	7/1/44	10,825	4,808
	San Diego CA Unified School District GO	5.000%	7/1/44	1,425	1,583
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	4,355	3,680
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	5,800	4,902
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,909
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,341
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,456
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,114
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,530
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,496
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,882
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	9,465	9,476
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	1,019
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,317
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	10,076
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	2,750	2,986
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	8,849
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,442
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,507
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	5,000	4,511
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/34	2,550	2,605
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/35	2,650	2,697
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/36	2,755	2,798
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/38	2,980	3,011
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/39	2,100	2,114
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/33	12,465	12,505
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/35	10,000	10,024
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/36	10,000	10,019
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,022
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,182
	San Francisco CA City & County GO	4.000%	6/15/39	5,630	5,721
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,306
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,495
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,095
[4]	San Francisco CA City & County Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.000%	2/3/25	1,500	1,500
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,925
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	3,395	3,874
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,545	1,758
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	1,410	1,574
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	10,859
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,173
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	11,843
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	4,250	4,784
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	20,964
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,152
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,132
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	9,722
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,126
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,113
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	12,541
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,125	1,309
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,060	1,233
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,163
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,163
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,420
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	3,000	3,113
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	2,485	2,682
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,110	3,224
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,170	3,414
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	3,565	3,693
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,470
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	507
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	507

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster CA City School District GO	3.000%	8/1/40	560	504
	San Mateo Foster CA City School District GO	3.000%	8/1/41	500	441
	San Mateo Foster CA City School District GO	3.000%	8/1/41	585	516
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,399
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/29	3,535	3,055
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/30	3,535	2,938
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/32	3,535	2,702
[10]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,840
[10]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,815
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/38	1,160	1,336
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/39	800	916
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/40	1,200	1,366
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/41	2,000	2,263
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,915
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,064
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	4,019
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,671
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	10,131
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,857
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	10,015
	Santa Clara Unified School District GO	3.000%	7/1/36	4,425	4,124
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,277
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,505
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,485
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,837
[13]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,263
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,568
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,477
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,622
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,215
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	6,048
[10]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,267
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,365
[3]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,533
	Sonoma County Junior College District GO	5.000%	8/1/41	3,000	3,070
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/37	750	824
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/39	1,000	1,090
[6]	South San Francisco Unified School District GO	5.000%	9/1/29	1,000	1,088
[6]	South San Francisco Unified School District GO	5.000%	9/1/30	835	923
[6]	South San Francisco Unified School District GO	5.000%	9/1/31	940	1,053
[6]	South San Francisco Unified School District GO	5.000%	9/1/32	1,380	1,563
[6]	South San Francisco Unified School District GO	5.000%	9/1/34	1,010	1,167
[6]	South San Francisco Unified School District GO	5.000%	9/1/35	1,115	1,299
[6]	South San Francisco Unified School District GO	5.000%	9/1/36	1,015	1,176
[6]	South San Francisco Unified School District GO	5.000%	9/1/37	1,110	1,276
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/30	2,940	3,190
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/33	3,410	3,813
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,940
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	93,920	98,753
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/27	695	723
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/29	920	985
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/32	500	553
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/33	330	369
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/34	795	885
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	480	514
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/33	210	235
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	145	163
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/37	735	819
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	1,225	1,301
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	460

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,398
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	631
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,121
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,565	1,624
[10]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,757
[10]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,150
[10]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,631
	University of California College & University Revenue	5.000%	5/15/29	5,220	5,717
	University of California College & University Revenue	5.000%	5/15/31	12,000	13,588
	University of California College & University Revenue	5.000%	5/15/31	10,000	11,324
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,203
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,119
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,740
	University of California College & University Revenue	4.000%	5/15/34	28,825	29,267
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,743
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,100
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,339
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,541
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,281
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,281
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,412
	University of California College & University Revenue	5.000%	5/15/37	4,500	5,121
[6]	University of California College & University Revenue	5.000%	5/15/37	10,050	11,715
[6]	University of California College & University Revenue	5.000%	5/15/37	22,680	26,438
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,132
[6]	University of California College & University Revenue	5.000%	5/15/38	14,875	17,226
[6]	University of California College & University Revenue	5.000%	5/15/38	17,190	19,906
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,246
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,127
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,635
[6]	University of California College & University Revenue	5.000%	5/15/39	13,015	15,000
[6]	University of California College & University Revenue	5.000%	5/15/40	15,390	17,617
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,598
	University of California College & University Revenue	5.000%	5/15/41	18,000	20,008
	University of California College & University Revenue	5.000%	5/15/41	4,500	5,054
	University of California College & University Revenue	5.000%	5/15/41	4,620	5,188
	University of California College & University Revenue	5.000%	5/15/42	2,250	2,408
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,347
	University of California College & University Revenue	5.000%	5/15/42	1,500	1,673
	University of California College & University Revenue	5.000%	5/15/43	2,000	2,221
	University of California College & University Revenue	5.000%	5/15/43	1,250	1,388
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	19,020	19,139
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	5,625	5,973
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	6,025	6,387
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	6,640	7,010
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	12,300	12,764
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,850	1,948
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	7,405	7,633
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	17,130	17,531
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	16,840
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,124
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	5,286
[3]	Upland Unified School District GO	0.000%	8/1/31	7,445	6,003
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,884
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,136
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,894
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	801
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	691
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	584
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	456
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	6,850
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,390
[10]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,662
[3,9]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,187
[10]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,324
[3,9]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,845
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,659
[10]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,695
[8]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,096
[1]	West Contra Costa Unified School District GO	4.000%	8/1/33	1,715	1,843

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Contra Costa Unified School District GO	5.000%	8/1/33	2,310	2,677
[10]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,910
[1]	West Contra Costa Unified School District GO	5.000%	8/1/34	500	584
[1]	West Contra Costa Unified School District GO	5.000%	8/1/34	1,750	2,045
[1]	West Contra Costa Unified School District GO	5.000%	8/1/34	2,730	3,190
[1]	West Contra Costa Unified School District GO	5.000%	8/1/35	2,250	2,607
[1]	West Contra Costa Unified School District GO	5.000%	8/1/36	500	577
[1]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,000	1,153
[1]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,765	2,036
[1]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,980	2,271
	William S Hart Union High School District GO	0.000%	8/1/33	1,250	926
					7,297,108
Colorado (1.6%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/37	2,295	2,346
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,548
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,681
	Adams 12 Five Star Schools GO	5.250%	12/15/43	3,060	3,438
	Adams County CO COP	5.000%	12/1/30	600	609
	Adams County CO COP	5.000%	12/1/33	1,040	1,055
	Adams County CO COP	5.000%	12/1/34	790	801
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/37	27,995	28,171
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/41	7,475	8,531
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/43	6,630	7,426
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	10,658
[1]	Arista Metropolitan District GO	5.000%	12/1/38	1,500	1,611
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,165
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,165
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/32	1,500	1,638
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/33	1,530	1,667
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/34	3,000	3,261
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/35	1,500	1,627
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/37	1,620	1,746
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/39	1,150	1,232
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	11,500	12,862
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,176
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	8,920
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,358
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,058
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/28	200	213
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/30	200	218
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/32	250	279
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/34	250	282
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/35	300	338
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/36	275	308
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/37	275	306
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/38	360	399
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/39	400	441
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/40	300	328
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/41	350	382
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/42	370	402
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/43	400	432
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/44	300	323
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	611
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	608
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/43	4,405	4,590
	Colorado COP	5.000%	9/1/30	1,260	1,333
	Colorado COP	5.000%	11/1/32	1,500	1,702
	Colorado COP	5.000%	3/15/33	1,350	1,440
	Colorado COP	5.000%	11/1/33	1,375	1,575
	Colorado COP	4.000%	12/15/33	23,200	23,799
	Colorado COP	5.000%	3/15/34	1,385	1,473
	Colorado COP	5.000%	11/1/34	1,250	1,444
	Colorado COP	4.000%	12/15/34	16,040	16,390
	Colorado COP	5.000%	11/1/35	1,025	1,173
	Colorado COP	4.000%	12/15/35	15,500	15,761
	Colorado COP	5.000%	3/15/36	2,840	2,999
	Colorado COP	5.000%	11/1/36	1,625	1,851
	Colorado COP	4.000%	12/15/36	3,000	3,077
	Colorado COP	6.000%	12/15/36	3,200	3,807

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado COP	4.000%	3/15/37	1,870	1,907
Colorado COP	4.000%	6/15/37	1,030	1,048
Colorado COP	3.000%	12/15/37	10,000	9,046
Colorado COP	4.000%	12/15/37	9,540	9,616
Colorado COP	6.000%	12/15/37	10,000	11,834
Colorado COP	4.000%	3/15/38	2,760	2,797
Colorado COP	4.000%	6/15/38	1,345	1,360
Colorado COP	6.000%	12/15/38	7,890	9,296
Colorado COP	4.000%	3/15/39	7,135	7,156
Colorado COP	4.000%	6/15/39	1,020	1,026
Colorado COP	4.000%	12/15/39	5,255	5,277
Colorado COP	4.000%	6/15/40	1,320	1,321
Colorado COP	4.000%	6/15/41	1,300	1,291
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,893
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,764
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,633
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	130
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	375	345
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	889
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,039
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,116
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	2,088
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,544
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	755
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,885	1,888
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	589
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,159
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	9,910
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,460	1,462
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,031
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	598
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	428
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	496
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,407
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	944
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	9,240	9,896
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,284
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,220	1,257
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	3,250	3,655
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,332
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	5,500	6,157
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,311
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	3,987
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,750	2,007
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	9,625	9,815
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,892
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,718
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,224
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,278
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	18,599
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,470
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,909
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,995	2,098
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,725
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,601
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,000	4,462
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	7,410	8,146
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	4,400	4,344
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	713
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,075
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,069
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	3,565	3,815
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	5,000	5,332
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	5,000	5,320

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/28	800	844
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/29	700	748
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/30	1,400	1,513
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/31	1,000	1,075
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/32	1,000	1,070
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/33	1,195	1,275
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/34	1,100	1,169
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/35	800	801
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/36	2,000	1,791
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	375	354
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	690
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	1,345	1,324
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	1,400	1,377
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	774
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	695
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,210
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,608
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,479
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	6,255	6,391
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	6,590	6,774
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	13,665	14,119
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	22,785	24,158
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,650	6,030
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/29	4,100	4,418
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	11/19/26	925	957
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,071
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,468
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,677
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,093
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,150
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/44	1,210	1,198
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	6,300	6,208
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,403
	Colorado School of Mines College & University Revenue	5.000%	12/1/41	4,495	4,897
	Colorado School of Mines College & University Revenue	5.000%	12/1/43	4,450	4,790
	Colorado School of Mines College & University Revenue	5.000%	12/1/44	2,250	2,413
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,013
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,175	1,292
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	2,010	2,197
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,570	1,708
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,153
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	2.150%	2/6/25	7,475	7,475
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,106
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/32	550	615
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/33	450	507
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/41	1,760	1,927
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/42	1,000	1,086
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/43	850	918
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/44	675	724
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/31	2,250	2,545
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/32	2,000	2,289
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	1,590	1,440
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/41	2,385	2,681
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	3,875	3,916
	Denver City & County School District No. 1 GO	5.000%	12/1/33	13,595	14,034
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	11,812
	Denver City & County School District No. 1 GO	5.000%	12/1/34	5,625	6,558
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,073
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,197
	Denver City & County School District No. 1 GO	5.250%	12/1/41	1,925	2,198

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver City & County School District No. 1 GO	5.250%	12/1/42	11,100	12,576
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	779
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,024
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,149
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,011
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,064
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,445
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	793
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	836
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,030
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,248
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	898
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,358
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,247
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	6,916
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	7,829
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	636
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,274
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,115
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,659
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,002
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	4,977
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,782
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,271
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,421
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	627
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,324
	Denver CO City & County GO	4.000%	8/1/42	14,000	14,023
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/30	1,000	813
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/31	1,000	778
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/32	1,050	782
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/33	2,230	1,592
	Denver CO City & County Pledged Excise Sales Tax Revenue	0.000%	8/1/34	2,285	1,559
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/35	1,000	1,035
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/39	4,775	4,832
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	944
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,250	1,169
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,527
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/43	9,980	10,966
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	621
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	519
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	20,668
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/31	5,000	3,971
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,582
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	2,610	1,349
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	3,040	3,373
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,783
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,740
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,206
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,446
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,445
	Eagle County School District No. Re50J GO	4.000%	12/1/41	2,730	2,722
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,081
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,831
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,061
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,059
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/33	1,895	1,849
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,623
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,157
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	879
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	757
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,800
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,816
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	671
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	613
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	665
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,753
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,204
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,307
[8]	Gypsum CO Sewer Revenue	5.000%	12/1/35	1,000	1,133

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Gypsum CO Sewer Revenue	5.000%	12/1/36	1,000	1,129
[8]	Gypsum CO Sewer Revenue	5.000%	12/1/38	1,535	1,712
[8]	Gypsum CO Sewer Revenue	5.000%	12/1/40	1,000	1,108
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	517
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	207
[3]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,665
[3]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	810
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,028
	Jefferson County School District R-1 GO	5.000%	12/15/35	1,330	1,412
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	19,078
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	25,959
[3]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/43	1,250	1,223
[3]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/44	1,615	1,632
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/32	1,000	1,037
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/34	2,740	2,824
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,413
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,584
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,417
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,412
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,843
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,103
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,145
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,911
	Mesa County School District No. 50 GO	4.000%	12/1/44	1,300	1,275
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	7,764	7,262
[8]	Mirabelle Metropolitan District No. 2 GO	4.375%	12/1/44	1,000	990
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,014
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,030
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,519
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,092
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,263
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,136
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/26	315	325
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/28	255	270
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/35	350	383
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/36	250	273
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/38	620	670
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/30	5,905	5,897
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,670	1,753
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	37,355	44,696
	Regional Transportation District COP	5.000%	6/1/26	1,500	1,544
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,220
	Regional Transportation District COP	5.000%	6/1/32	5,000	5,599
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	1,300	1,372
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,061
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	640
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	536
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	754
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	592
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	859
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	1,800	1,931
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	3,925	3,975
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,015
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	6,360	6,393
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,010
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	5,020	4,452
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/39	3,000	2,938
[3]	Sand Creek Metropolitan District GO	4.000%	12/1/40	1,750	1,731
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	400	394
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,115	1,120
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	535	513
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/39	550	569
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	3,250	2,920
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,966
	Thornton CO COP	4.000%	12/1/35	3,940	3,995
	Thornton CO COP	4.000%	12/1/36	4,100	4,148
[8]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/39	1,000	1,086
	University of Colorado College & University Revenue	5.000%	6/1/30	3,645	3,875
	University of Colorado College & University Revenue	3.000%	6/1/33	1,235	1,170
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,623

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,980	1,929
	University of Colorado College & University Revenue, ETM	3.000%	6/1/33	1,765	1,738
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,756
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,327
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,677
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/28	1,450	1,543
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,560	9,291
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	11,210	12,447
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	223
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	226
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	238
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	248
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	268
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	273
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	304
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	106
	Village Metropolitan District GO	4.150%	12/1/30	755	753
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,973
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,428
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,418
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,363
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	2,000	2,086
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,780
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	1,959
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	2,964
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,604
[3]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,862
[3]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,089
[3]	Westminster Public Schools COP	5.000%	12/1/35	775	815
[3]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,269
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/39	2,850	2,899
					1,277,190
Connecticut (1.1%)
[1]	Bridgeport CT GO	5.000%	7/1/32	775	870
[1]	Bridgeport CT GO	5.000%	7/1/33	2,000	2,260
[1]	Bridgeport CT GO	5.000%	7/1/34	1,500	1,708
	Connecticut GO	5.000%	9/1/25	18,445	18,689
	Connecticut GO	5.000%	8/1/27	670	706
	Connecticut GO	5.000%	8/1/28	745	799
	Connecticut GO	5.000%	8/15/28	550	566
	Connecticut GO	5.000%	8/1/29	1,150	1,254
	Connecticut GO	5.000%	9/15/30	770	854
	Connecticut GO	5.000%	9/15/31	1,000	1,123
	Connecticut GO	5.000%	11/15/31	3,945	4,440
	Connecticut GO	5.000%	11/15/32	11,245	12,793
	Connecticut GO	3.000%	1/15/33	12,000	11,528
	Connecticut GO	5.000%	10/15/33	12,000	12,313
	Connecticut GO	5.000%	11/15/33	10,135	11,628
	Connecticut GO	5.000%	11/15/33	11,645	13,360
	Connecticut GO	3.000%	1/15/34	2,000	1,900
	Connecticut GO	5.000%	5/1/34	2,000	2,301
	Connecticut GO	5.000%	6/15/34	350	393
	Connecticut GO	5.000%	11/15/34	7,300	8,433
	Connecticut GO	5.000%	11/15/34	11,155	12,886
	Connecticut GO	3.000%	1/15/35	9,815	9,230
	Connecticut GO	4.000%	3/15/35	27,500	27,556
	Connecticut GO	5.000%	4/15/35	1,000	1,030
	Connecticut GO	5.000%	6/15/35	350	392
	Connecticut GO	5.000%	11/15/35	5,000	5,051
	Connecticut GO	3.000%	1/15/36	8,800	8,182
	Connecticut GO	4.000%	6/1/36	4,000	4,116
	Connecticut GO	4.000%	6/15/36	1,055	1,066
	Connecticut GO	5.000%	6/15/36	350	390
	Connecticut GO	3.000%	1/15/37	6,955	6,393
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,663
	Connecticut GO	4.000%	6/15/37	990	998
	Connecticut GO	5.000%	6/15/37	250	278
	Connecticut GO	3.000%	1/15/38	23,450	21,149

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	6/15/38	400	442
Connecticut GO	3.000%	1/15/39	11,890	10,537
Connecticut GO	3.000%	6/1/39	2,500	2,203
Connecticut GO	4.000%	6/1/39	3,000	3,040
Connecticut GO	5.000%	1/15/40	2,500	2,660
Connecticut GO	5.000%	1/15/40	2,000	2,232
Connecticut GO	5.000%	6/1/40	750	801
Connecticut GO	5.000%	6/15/40	500	548
Connecticut GO	5.000%	11/15/41	4,500	5,015
Connecticut GO	5.000%	6/15/42	600	649
Connecticut GO	3.000%	11/15/42	3,690	3,180
Connecticut GO	3.000%	11/15/43	2,500	2,130
Connecticut GO	5.000%	1/15/44	1,375	1,488
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,895	1,852
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,030	2,973
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	1,755	1,736
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,045	2,255
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.150%	2/6/25	3,500	3,500
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.150%	2/6/25	8,150	8,150
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.150%	2/6/25	3,850	3,850
Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	209
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	7,565	8,236
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,435	3,740
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	6,520	7,098
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	22,738
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	15,763
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	1,978
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	19,051
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,305	1,420
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,379
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	4,000	4,615
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,913
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,418
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,252
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	7,789
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	7,400	8,351
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	3,670	4,118
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	8,250	9,353
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,788
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,658
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,935	5,509
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	2,000	2,139
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/40	6,300	7,078
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	18,365	20,441
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/42	11,080	12,227
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	9,330	10,150
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/45	3,515	3,815
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,153
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,179
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	433
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,162
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	534
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,025	1,090
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,546
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	489
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,077
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,542
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	879
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	558
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	466
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	448
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	30,000	35,280
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,864
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	16,379
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	12,235	12,188
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,651
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	30,121
Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.050%	2/6/25	1,650	1,650
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,295
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,016

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,467
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,570	1,605
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,236
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	20,000	21,439
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,618
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,838
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,775
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	7,900	8,250
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,682
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,696
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,014
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,138
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,068
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	500	501
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,873
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,010
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,200	5,223
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,244
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,480
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,518
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,613
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,744
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,452
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,461
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,091
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	949
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	2,275	2,188
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/41	4,060	3,247
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	7,390	7,934
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	808
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	698
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	803
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	613
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,423
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,189
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,915
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,097
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,160
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	444
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	720
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,869
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/40	2,000	1,978
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	9,495	9,632
	Metropolitan District GO	5.000%	7/15/26	1,000	1,035
	Metropolitan District GO	5.000%	7/15/27	1,640	1,729
	Metropolitan District GO	5.000%	7/15/29	1,845	1,978
	Metropolitan District GO	5.000%	7/15/30	1,360	1,455
	Metropolitan District GO	5.000%	7/15/31	1,520	1,622
	Metropolitan District GO	5.000%	7/15/32	1,765	1,876
	Metropolitan District GO	5.000%	7/15/33	1,325	1,434
	Metropolitan District GO	5.000%	7/15/33	1,000	1,082
	Metropolitan District GO	5.000%	7/15/34	1,425	1,537
	Metropolitan District GO	5.000%	7/15/34	1,000	1,079
	Metropolitan District GO	4.000%	7/15/35	1,880	1,928
	Metropolitan District GO	4.000%	7/15/36	1,425	1,457
	Metropolitan District GO	4.000%	7/15/36	1,200	1,227
	Metropolitan District GO	4.000%	7/15/37	2,030	2,068
	Metropolitan District GO	4.000%	9/1/38	4,185	4,254
	Metropolitan District GO	4.000%	7/15/39	500	504
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	7,370	7,348
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/35	15,075	15,075
[1]	New Haven CT GO	5.000%	8/1/29	500	541
[8]	New Haven CT GO	5.000%	8/1/29	4,375	4,733
[1]	New Haven CT GO	5.000%	8/1/30	500	548
[8]	New Haven CT GO	5.000%	8/1/30	4,500	4,934
[8]	New Haven CT GO	5.000%	8/1/31	3,250	3,603
[8]	New Haven CT GO	5.000%	8/1/32	2,500	2,798
[8]	New Haven CT GO	5.000%	8/1/33	2,680	3,026

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Haven CT GO	5.000%	8/1/36	1,000	1,115
[1]	New Haven CT GO	5.000%	8/1/38	1,000	1,096
	Norwalk CT GO	4.000%	8/15/40	955	981
	Norwalk Housing Authority Revenue	4.400%	9/1/42	2,885	2,868
[1]	Stratford CT GO	4.000%	1/1/35	3,890	3,927
[1]	Stratford CT GO	4.000%	1/1/36	3,890	3,920
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,038
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	2,939
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,530	1,612
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,785	1,881
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,428
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,333
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,850	1,984
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,346
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,081
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,800	1,962
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,904
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,334
	University of Connecticut College & University Revenue	5.000%	8/15/39	675	755
	University of Connecticut College & University Revenue	5.000%	8/15/40	925	1,030
					883,873
Delaware (0.2%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	47,267	38,467
	Delaware GO	5.000%	5/1/25	10,000	10,056
	Delaware GO	5.000%	1/1/26	2,000	2,041
	Delaware GO	4.000%	5/1/42	12,000	12,037
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/35	310	318
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/36	340	346
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,506
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,669
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	7,008
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	11,042
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,906
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,137
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,260
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,242
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,200
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	6,814
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,440
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,593
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,628
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,243
[4,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.200%	2/3/25	19,555	19,555
[14]	Freddie Mac Pool	4.170%	5/1/37	5,406	5,230
	University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,490
	University of Delaware College & University Revenue	5.000%	11/1/38	535	617
	University of Delaware College & University Revenue	5.000%	11/1/39	850	980
	University of Delaware College & University Revenue	5.000%	11/1/40	510	588
	University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,524
					154,937
District of Columbia (1.0%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,078
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	960	907
	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	870	854
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	332
	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,242
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	516
	District of Columbia College & University Revenue	5.000%	4/1/30	250	267
	District of Columbia College & University Revenue	5.000%	4/1/31	250	270
	District of Columbia College & University Revenue	4.000%	4/1/32	250	253
	District of Columbia College & University Revenue	4.000%	4/1/33	280	283
	District of Columbia College & University Revenue	4.000%	4/1/34	300	303
	District of Columbia College & University Revenue	4.000%	4/1/35	300	301
	District of Columbia College & University Revenue	4.000%	4/1/36	350	351
	District of Columbia College & University Revenue	3.000%	4/1/37	1,090	975
	District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,595
	District of Columbia College & University Revenue	3.000%	4/1/40	635	533
	District of Columbia College & University Revenue	3.000%	4/1/41	295	242
	District of Columbia GO	5.000%	6/1/26	3,130	3,222

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/27	5,615	5,904
	District of Columbia GO	5.000%	6/1/28	2,175	2,282
	District of Columbia GO	5.000%	6/1/29	1,065	1,115
	District of Columbia GO	5.000%	12/1/31	10,320	11,661
	District of Columbia GO	5.000%	10/15/32	6,500	6,998
	District of Columbia GO	5.000%	12/1/32	14,000	15,999
	District of Columbia GO	4.000%	6/1/33	7,020	7,145
	District of Columbia GO	5.000%	12/1/33	13,625	15,731
	District of Columbia GO	5.000%	6/1/34	5,115	5,318
	District of Columbia GO	5.000%	6/1/35	18,355	19,056
	District of Columbia GO	5.000%	6/1/35	2,070	2,149
	District of Columbia GO	5.000%	10/15/35	15,000	16,047
	District of Columbia GO	5.000%	12/1/35	4,620	5,417
	District of Columbia GO	4.000%	2/1/36	2,600	2,690
	District of Columbia GO	4.000%	2/1/36	900	931
	District of Columbia GO	5.000%	6/1/36	4,540	4,667
	District of Columbia GO	5.000%	6/1/36	17,555	18,194
	District of Columbia GO	5.000%	6/1/36	11,250	11,660
	District of Columbia GO	5.000%	6/1/37	10,395	10,750
	District of Columbia GO	5.000%	10/15/37	17,475	18,586
	District of Columbia GO	5.000%	6/1/38	11,045	11,398
	District of Columbia GO	5.000%	6/1/38	11,485	12,016
	District of Columbia GO	5.000%	10/15/38	16,125	17,082
	District of Columbia GO	5.000%	1/1/39	3,000	3,343
	District of Columbia GO	4.000%	2/1/39	5,000	5,102
	District of Columbia GO	5.000%	1/1/40	4,660	5,151
	District of Columbia GO	5.000%	8/1/40	1,130	1,271
	District of Columbia GO	5.000%	6/1/41	12,620	12,829
	District of Columbia GO	5.000%	8/1/41	5,000	5,563
	District of Columbia GO	5.000%	8/1/41	2,225	2,475
	District of Columbia GO	5.000%	8/1/42	6,700	7,387
	District of Columbia GO	5.000%	6/1/43	5,055	5,226
	District of Columbia GO	5.000%	8/1/43	8,425	9,210
	District of Columbia GO	5.000%	8/1/44	13,755	14,957
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,347
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/45	2,940	2,993
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,170	1,171
[4]	District of Columbia Housing Finance Agency Revenue TOB VRDO	2.200%	2/3/25	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,497
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,172
	District of Columbia Income Tax Revenue	5.000%	10/1/30	22,885	25,463
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,585
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,650
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,595
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	13,991
	District of Columbia Income Tax Revenue	5.000%	10/1/34	16,570	19,230
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	16,486
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	16,934
	District of Columbia Income Tax Revenue	5.000%	10/1/36	9,390	10,804
	District of Columbia Income Tax Revenue	5.000%	10/1/37	3,075	3,517
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,510
	District of Columbia Income Tax Revenue	3.000%	3/1/38	23,295	21,082
	District of Columbia Income Tax Revenue	4.000%	3/1/39	1,005	1,005
	District of Columbia Income Tax Revenue	4.000%	5/1/39	1,400	1,418
	District of Columbia Income Tax Revenue	5.000%	5/1/39	3,500	3,898
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	746
	District of Columbia Income Tax Revenue	5.000%	5/1/40	3,975	4,401
	District of Columbia Income Tax Revenue	5.000%	7/1/40	19,685	21,604
	District of Columbia Income Tax Revenue	5.000%	5/1/41	4,400	4,836
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,093
	District of Columbia Income Tax Revenue	5.000%	5/1/42	4,320	4,713
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,456
	District of Columbia Income Tax Revenue	5.000%	3/1/44	6,485	6,769
	District of Columbia Income Tax Revenue	5.000%	5/1/45	2,000	2,091
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,185
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,089
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,258
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,073
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,125
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/41	10,000	11,159

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/42	13,000	14,407
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,270	2,368
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/47	1,000	1,061
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,954
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,302
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,193
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,770
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,226
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,067
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	638
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,686
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,117
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,573
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,504
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,109
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,278
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	1,999
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,123
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	45,700	25,072
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,691
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,850	1,123
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	592
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	10,255	5,718
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	3,500	3,471
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,147
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	986
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,092
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,501
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,767
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,028
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,733
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,686
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,715
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	7,804
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,024
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,030
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,013
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	500
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/33	2,500	2,575
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/34	2,000	2,048
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/35	3,040	3,100
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/36	1,500	1,520
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/37	750	755
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/38	1,995	1,996
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/39	1,240	1,227
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	650	685
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	645	692
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	1,920	2,092
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	4,000	3,664
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	1,500	1,663
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	3,000	3,326
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,360	1,494
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,650	4,813
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,425	1,557
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	3,670	4,010
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	10,200	10,978
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	4,700	5,058
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	14,060	15,070
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	6,185	6,607
					804,328
Florida (4.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	105
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,001
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	637
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,352
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	939
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,328
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	154
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	575

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,148
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,061
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	457
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,620	3,309
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	1,790	1,351
[3]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,560
	Bay County School Board COP	5.500%	7/1/42	1,600	1,739
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	730
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,635
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,736
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,802
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	8,830	9,824
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,879
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	4,000	4,422
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	902
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,332
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,472
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,003
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/36	9,900	10,833
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/37	10,390	11,319
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/38	7,500	8,116
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/39	11,400	12,287
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	3,933
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,709
	Broward County FL School District COP	5.000%	7/1/35	5,000	5,573
	Broward County FL School District COP	5.000%	7/1/36	12,795	14,220
	Broward County FL School District GO	5.000%	7/1/33	5,605	5,919
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	762
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/35	1,985	2,135
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/36	2,090	2,261
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,348
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,154
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,513
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,410
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,016
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	757
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,698
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,151
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,117
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,228
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,050
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,490
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	5,067
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,090
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/34	1,000	1,058
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/39	1,875	1,958
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/44	1,600	1,635
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/39	5,320	5,282
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/30	315	313
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/40	300	303
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,840	1,789
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,870
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/33	2,000	2,072
[4]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/43	3,600	3,750
[4]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.000%	6/1/44	1,635	1,603
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/39	2,010	2,036
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/44	1,525	1,523
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	4.250%	12/15/34	4,635	4,562
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	5.000%	12/15/44	4,150	4,119
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,805
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,491
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,094
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	5,000	5,649
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	11,500	13,122
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	11,000	12,652
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,455
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	5,967
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,191
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,090

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,312
[3]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,561
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	6,500	6,613
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	9,500	9,666
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	4,950	5,104
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	7,060	7,280
	Central Florida Tourism Oversight District GO	4.000%	6/1/32	3,115	3,166
	Central Florida Tourism Oversight District GO	4.000%	6/1/34	10,000	10,105
	Central Florida Tourism Oversight District GO	4.000%	6/1/35	4,685	4,722
	Central Florida Tourism Oversight District GO	5.000%	6/1/37	5,000	5,139
[3,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,955
[3,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,041
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/40	1,000	1,090
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/41	1,000	1,083
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/42	1,000	1,076
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/43	1,000	1,070
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/44	1,500	1,596
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	2,075	2,204
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,000	2,160
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,031
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	1,016
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	232
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	231
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	313
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/38	1,655	1,703
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,522
[3]	Duval County Public Schools COP	5.000%	7/1/34	2,000	2,155
[3]	Duval County Public Schools COP	5.000%	7/1/35	2,250	2,418
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,437
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,648
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,290
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	2,972
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,100	4,339
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,323
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	7,985	8,399
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	6,999
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,274
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,695
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,533
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,375	1,502
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	1,445	1,590
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/32	1,520	1,688
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/34	1,685	1,847
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/35	1,765	1,922
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/36	1,855	1,868
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/37	1,930	1,935
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/38	650	719
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/39	700	768
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/40	725	790
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/41	815	883
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/42	1,100	1,186
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,772
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/31	14,180	15,863
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,121
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,388
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,064
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,837
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,764
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,910
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/41	7,330	7,417
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	9,675	9,744
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/43	10,250	10,277
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/44	4,500	4,490
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,256
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	430	396
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	445	404
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	820	845

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,110
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,635	1,674
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	782
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	816
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,055	1,074
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,665
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	4.000%	9/15/30	940	904
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/40	4,100	3,958
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/29	315	317
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	690	691
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/31	325	337
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	455	463
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	480	489
[4]	Florida Development Finance Corp. Charter School Aid Revenue(Corner Stone Classical Academy Inc. Project)	5.250%	6/1/44	845	851
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	315	332
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/29	285	304
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,416
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,075	1,097
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	2,110	1,955
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	3,500	3,497
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,402
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/38	1,600	1,717
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,862
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,535
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,579
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,495	1,566
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,043
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	11,880	12,760
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/33	1,600	1,677
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/34	6,605	6,903
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/35	2,300	2,396
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	6,000	6,230
[4]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/44	1,700	1,700
	Florida GO	5.000%	7/1/26	5,540	5,714
	Florida GO	5.000%	7/1/26	15,845	16,342
	Florida GO	5.000%	6/1/27	16,240	17,080
	Florida GO	5.000%	6/1/28	5,000	5,360
	Florida GO	5.000%	6/1/28	5,000	5,360
	Florida GO	4.000%	6/1/29	2,700	2,730
	Florida GO	5.000%	6/1/29	15,115	16,491
	Florida GO	5.000%	6/1/29	12,225	13,338
	Florida GO	4.000%	6/1/30	2,590	2,639
	Florida GO	4.000%	6/1/32	45	46
	Florida GO	4.000%	6/1/32	2,400	2,432
	Florida GO	4.000%	6/1/33	5,570	5,623
	Florida GO	4.000%	6/1/35	4,000	4,039
	Florida GO	4.000%	7/1/42	7,150	7,179
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,013
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,599
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,009
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,001
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,307
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	418
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	246
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	461
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	344
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,072
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	349
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,071
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	380
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,262
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	652

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	802
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	357
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	856
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	646
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	909
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	550
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	703
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/33	2,370	2,403
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/34	3,920	3,973
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/36	140	142
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,097
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,351
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,674
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,852
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,030
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,828
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,411
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,629
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,329
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/42	1,925	2,055
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,885	6,823
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/55	9,980	10,945
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,960	3,294
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,555	1,582
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,197
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	10,490	10,783
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,240	10,517
	Florida Lottery Revenue	5.000%	7/1/26	25,950	26,776
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,074
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,658
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,402
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,518
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,028
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,303
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,769
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	6,945	6,505
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,397
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	3,095	3,302
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/39	350	383
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/40	500	544
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/41	600	648
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/42	500	538
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/43	325	348
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,718
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/41	1,000	1,096
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/42	2,000	2,184
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/43	1,500	1,631
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	220
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	194
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	221
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	358
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	462
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	509
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	533
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	585
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	426
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,567
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	160	168
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,263
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,471
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,204
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,245
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,236

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,186
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	703
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	646
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/27	2,890	3,044
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	680	694
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,325	2,371
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	65	67
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	225	233
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,382
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,494
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,148
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,319
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,062
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/41	2,000	1,778
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	1,007
[3]	Hernando County School District COP	5.000%	7/1/27	6,000	6,179
[3]	Hernando County School District COP	5.000%	7/1/31	5,925	6,097
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	332
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	337
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	340
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	344
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	273
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	285
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	229
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	237
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	240
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	911
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/31	500	497
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/44	1,000	986
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,915	4,341
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,067
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,185
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,663
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,779
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,262
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	29,013
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/41	6,145	5,301
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/31	3,215	3,351
[1]	Hillsborough County FL Utility Water Revenue	3.000%	8/1/37	3,340	2,973
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,245
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	22,470	24,474
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	26,581
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,117
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	23,390	26,806
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,660	1,834
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	1,500	1,649
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	2,000	2,185
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,060	5,504
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	4,640	5,023
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	7,500	8,088
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,708
	Hollywood FL GO	5.000%	7/1/42	3,705	3,947
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,014
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,147
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,040
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,355
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,054
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,124
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,952
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,938
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,681
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,695
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,900
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,133
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,373
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,614
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,881
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,025
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,565
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,043

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,826
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	4,946
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,283
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,425	3,681
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,081
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,131
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,028
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,458
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,111
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,537
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,795
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,547
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,413
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,580
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,329
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,356
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,378
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,010
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,233
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,747
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,000	3,451
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,521
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,296
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,301
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,010
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,903
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,989
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,748
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,543
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,283
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	11,000	11,614
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,468
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,317
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	5,877
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,025
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,490	1,567
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,395
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,313
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,245
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,115
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,273
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,723
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,023
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,019
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,091
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,096
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,644
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,196
	JEA Water & Sewer System Water Revenue	3.000%	10/1/40	2,500	2,210
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,303
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	644
	JEA Water & Sewer System Water Revenue	5.000%	10/1/42	3,750	4,082
	JEA Water & Sewer System Water Revenue	5.000%	10/1/43	4,485	4,844
	JEA Water & Sewer System Water Revenue	5.000%	10/1/44	4,440	4,775
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,422
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,580
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,266
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,379
[3]	Lake County School Board COP	5.000%	6/1/31	5,000	5,023
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/38	2,000	2,315
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	2,185	2,185
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/39	1,000	1,153
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,380
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,373
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,031
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,153
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	3,500	3,827
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	6,000	6,520
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	7,475	8,078
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,200	2,361

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	2,430	2,593
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.125%	5/1/44	2,000	1,990
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,341
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	515	518
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,160	2,167
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,003
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,770	1,779
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	575	577
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,720
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	5,958
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	3,000	3,130
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	4,875	5,056
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/39	1,000	1,033
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/40	3,332	3,426
	Lee County School Board COP	5.000%	8/1/27	5,010	5,055
	Lee County School Board COP	5.000%	8/1/28	4,080	4,086
	Lee County School Board COP	5.000%	8/1/34	3,500	3,590
	Lee County School Board COP	5.000%	8/1/35	4,270	4,380
	Lee County School Board COP	5.000%	8/1/38	1,000	1,101
	Manatee County FL (Conservation & Park Project) GO	5.000%	5/1/43	2,090	2,259
[3]	Marion County School Board COP	5.000%	6/1/41	10,000	10,962
[3]	Marion County School Board COP	5.000%	6/1/42	10,000	10,907
[3]	Marion County School Board COP	5.000%	6/1/43	7,000	7,593
[3]	Marion County School Board COP	5.250%	6/1/44	18,000	19,790
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,274
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,229
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,129
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,273
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,873
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,035
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,298
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,932
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,037
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,880
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,349
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,525
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,441
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,609
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,779
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,108
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,341
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,565
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,282
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,447
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,597
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,800
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	760
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,056
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,277
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	825
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,001
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/34	4,000	4,015
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/35	5,200	5,219
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/43	8,005	8,687
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/44	2,820	3,049
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,863
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	2,998
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,553
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,480
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,162
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,326
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,662
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,021
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,225
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,084
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/36	1,735	1,937
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/37	1,250	1,390
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/38	1,500	1,660
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/40	4,235	4,622
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/41	5,450	5,917

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/42	5,880	6,359
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/43	4,000	4,308
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	6,780	7,618
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	10,540	11,843
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,508
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	10,215	11,550
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	9,635	10,894
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/35	10,000	11,378
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/41	10,000	11,129
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/44	8,000	8,606
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/44	10,000	10,963
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	8,000	8,554
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/45	5,000	5,449
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,425
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,476
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,933
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,202
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,693
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,003
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,000	1,021
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,554
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,459
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	626
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,748
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	15,767
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,411
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,334
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,825
	Miami-Dade County FL (Building Better Communities Program) GO	4.000%	7/1/42	1,820	1,807
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	6,936
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	440	471
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	6,973
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	485	535
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,610
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,650
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,096
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,157
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,943
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,277
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,268
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,242
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,256
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,324
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,064
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,532
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,096
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,102
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,118
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	6,807
	Miami-Dade County FL GO	5.000%	7/1/41	2,170	2,287
	Miami-Dade County FL GO	5.000%	7/1/44	5,000	5,199
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,287
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	2,583
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	12,716
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,385
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,715
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	3,533
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,208
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/34	3,150	3,299
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	3,881
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	5,260
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	2,640	1,852
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	6,052
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/36	3,405	3,490
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	6,337
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	3,391
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	5,307
[1]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/37	3,000	1,853
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	4,656

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	6,938
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/38	27,735	15,964
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	4,867
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	7,256
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	18,250	9,928
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/40	7,650	8,349
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	6,610	3,394
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/41	8,035	8,705
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/41	4,100	1,992
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/42	7,295	7,222
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/42	8,435	9,097
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42	1,795	825
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/43	5,000	5,366
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/44	9,300	9,921
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	5,000	2,057
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/45	2,500	973
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,069
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,093
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	2,000	2,067
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	5,000	5,333
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	5,000	5,294
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	5,750	6,061
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	10,000	11,071
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	10,000	11,213
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	11,000	11,190
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	5,260	5,438
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	10,020	10,182
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	7,000	7,211
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	2,650	2,451
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	8,025	8,144
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/36	3,225	3,387
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	11,510	11,655
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,765	7,957
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/37	5,370	5,619
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/38	4,720	4,945
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,281
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	2,395	2,102
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/40	2,250	2,481
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	5,330	5,272
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/41	2,500	2,740
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/42	3,305	3,607
[1,3]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	5,065	4,359
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	18,845	19,426
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	1,885	1,952
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	2,265	2,363
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	551
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,023
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,048
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,023
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,643
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,515
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,217
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/28	8,065	8,040
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,400	3,368
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,301
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,001
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,046
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,001
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,152
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,243
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,088
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/40	9,210	9,228
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/43	7,000	6,749
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,263
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,773
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	11,265	11,342
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/34	845	851
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/44	1,250	1,254
[4]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/44	1,500	1,463

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/44	1,225	1,240
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,139
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,414
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,190
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,187
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,697
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,085
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/32	1,870	2,097
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/34	2,040	2,115
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/36	2,210	2,254
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/38	2,385	2,414
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/39	2,485	2,505
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/40	2,580	2,587
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/41	2,685	2,680
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,070
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	5,798
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,400
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,716
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,027
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,287
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,038
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,279
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,394
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,586
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/43	31,450	32,714
[8]	Okaloosa County School Board COP	5.000%	10/1/42	4,050	4,402
[8]	Okaloosa County School Board COP	5.000%	10/1/43	4,035	4,366
[3]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/32	4,455	4,998
[3]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/33	2,825	3,203
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,927
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,280
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,193
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	460	486
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,147
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	480	511
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,544
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	755	809
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,830
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,585	1,703
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,235
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,665	1,796
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,319
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,750	1,888
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,560
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,119
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,107
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,107
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,641
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	2,055	2,157
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,525
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,431
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,500	2,737
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,341
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	4,875	5,170
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	3,135	3,309
[4,5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.200%	2/3/25	52,720	52,720
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	10,920	10,887
	Orange County School Board COP, Prere.	5.000%	8/1/26	21,500	22,162
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,161
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,186
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	2,285	2,353
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/27	1,325	1,381
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/28	2,010	2,112
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/29	2,020	2,121
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/31	5,425	5,678
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/33	2,095	2,179
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/34	5,000	5,194
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/35	3,125	3,239
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/37	2,020	2,084
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,560

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/32	1,000	1,137
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/32	3,000	3,412
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/33	650	747
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,149
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/33	2,000	2,298
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	1,100	1,276
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	3,500	4,059
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	1,110	1,287
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,796
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/35	1,000	1,151
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/35	1,600	1,841
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/35	5,000	5,753
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/36	1,000	1,144
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,136
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/38	2,035	2,298
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/38	1,000	1,129
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/39	920	1,035
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/40	1,200	1,339
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/41	1,700	1,882
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/42	1,250	1,370
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/42	1,835	2,011
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/43	1,000	1,091
[6]	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/43	1,345	1,467
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/44	1,000	1,086
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	22,648
	Orlando Utilities Commission Water Revenue	5.000%	10/1/37	1,100	1,239
	Orlando Utilities Commission Water Revenue	5.000%	10/1/38	1,000	1,121
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/29	1,000	1,110
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/30	1,400	1,589
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/31	1,625	1,885
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/31	2,060	2,395
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/31	3,000	3,506
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	871
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,180
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	532
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,203
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	636
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,527
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	1,765	1,869
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,762
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	900	953
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,577
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	950	1,005
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,375
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,374
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,548
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	739
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,650
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	1,440	1,515
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,783
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,705	1,787
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,254
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	3,010	3,046
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,142
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,078
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/44	11,465	11,429
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	644
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,350	1,324
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	640
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,099
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,059
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,161
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,590
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,647
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,323
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,125	1,140
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,355
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,465
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,818
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	441

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/44	2,385	1,901
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/32	260	280
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	800	844
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/37	770	803
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/38	435	451
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/39	400	413
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/40	400	411
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/41	420	430
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/42	560	571
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,625
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,746
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,471
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,102
	Palm Beach County School District COP	5.000%	8/1/38	2,500	2,773
	Palm Beach County School District COP	5.000%	8/1/39	2,070	2,281
	Palm Beach County School District COP	5.000%	8/1/40	4,000	4,348
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,093
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	567
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	532
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,057
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/44	990	987
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	37,500	40,604
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/31	4,000	4,447
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/32	4,000	4,485
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/33	4,245	4,765
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/34	5,000	5,591
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/35	5,000	5,586
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/36	4,420	4,923
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/37	1,720	1,934
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/38	1,365	1,523
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/39	1,860	2,062
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/40	3,490	3,850
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/41	3,000	3,288
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/42	6,330	6,913
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/43	6,680	7,252
	Pasco County FL Sales Tax Revenue	5.000%	10/1/42	2,220	2,434
	Pasco County FL Sales Tax Revenue	5.000%	10/1/43	2,350	2,558
	Pasco County FL Sales Tax Revenue	5.000%	10/1/44	2,275	2,467
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,866
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,940
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,431
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/36	3,325	2,950
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,380	1,387
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/34	1,000	1,035
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/37	500	514
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/39	500	508
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	1,968
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,016
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,267
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,185
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,229
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38	13,550	14,073
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/26	2,260	2,328
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/27	1,295	1,360
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/28	2,000	2,136
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/35	3,500	3,896
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/36	3,220	3,583
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/37	2,500	2,767
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/39	1,990	2,220
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/40	1,570	1,736
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/41	1,830	2,014

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota Water FL Utility System Water Revenue	5.000%	10/1/45	4,025	4,236
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	275	269
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/36	785	745
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/41	425	379
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,992
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,250	3,231
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,171
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,528
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,459
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,242
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,656
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,172
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,112
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,283
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,128
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	9,000	8,759
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/29	670	646
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/30	400	384
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/31	620	591
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/36	3,165	2,893
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/41	4,230	3,632
[3]	St. Johns County School Board COP	5.000%	7/1/40	1,525	1,663
[3]	St. Johns County School Board COP	5.000%	7/1/42	5,860	6,332
[3]	St. Johns County School Board COP	5.000%	7/1/43	3,860	4,153
[3]	St. Johns County School Board COP	5.000%	7/1/44	2,710	2,906
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	501
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	501
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,136
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,061
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/25	1,800	1,820
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/27	1,600	1,616
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/28	1,550	1,564
	Tampa Bay Water Revenue	5.000%	10/1/41	2,000	2,208
	Tampa Bay Water Revenue	5.000%	10/1/42	7,110	7,801
	Tampa Bay Water Revenue	5.000%	10/1/43	2,500	2,732
	Tampa Bay Water Revenue	5.000%	10/1/43	3,500	3,825
	Tampa Bay Water Revenue	5.000%	10/1/44	2,500	2,724
	Tampa Bay Water Revenue	5.000%	10/1/44	3,000	3,268
[10]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	10,010	11,172
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,488
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,701
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,691
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,492
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,652
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,404
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,654
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,884
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,345
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,510
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,683
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	306
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	321
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	575	623
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	405
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	322
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	294
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	399
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	556
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,134
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	357
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	3,125	3,167
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	982
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,247
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	284
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,659
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,506
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,767
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,269
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	626
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,588

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,589
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,834
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	619
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	638
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	661
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	690
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	714
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,047
[1]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	5,390	5,284
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,740
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,291
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/44	1,000	1,031
	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	6,945
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,461
[4,6]	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.375%	5/1/45	900	902
[4]	Venice FL Health, Hospital, Nursing Home Revenue	4.625%	1/1/30	750	750
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/30	450	450
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/30	400	400
	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.000%	1/1/37	1,000	1,005
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,372
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	860
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/34	1,000	987
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/38	1,000	1,029
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/39	2,145	2,106
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/44	1,560	1,534
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,128
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,044
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,005
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,568
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,113
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,361
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,002
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	4,930	5,026
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/35	400	406
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/36	510	516
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/37	725	730
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/38	750	752
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/39	1,000	998
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/32	1,185	1,280
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/33	1,485	1,612
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/34	1,560	1,695
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/36	1,720	1,847
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/37	1,805	1,927
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/38	1,415	1,502
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/39	1,340	1,412
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/40	1,340	1,429
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/41	850	901
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/42	1,000	1,056
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/43	2,300	2,418
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/44	2,375	2,484
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/44	1,190	1,205
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/36	1,000	1,088
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/38	2,000	2,156
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/40	2,250	2,403
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,855	1,972
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,000	1,063
					3,567,434
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/36	9,230	10,060
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/37	9,740	10,566
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/39	9,335	10,040
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,504
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,007

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,374
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,288
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,377
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,598
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,790
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	10,834
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,995	2,133
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,045	1,136
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,738
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,826
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,522
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,431
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,457
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,026
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,795	1,962
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,415	2,627
	Atlanta GA GO	5.000%	12/1/39	7,840	8,673
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	6,711
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,066
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/33	5,000	5,735
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,303
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	4,000	4,627
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,321
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	6,180	6,558
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	4,000	4,245
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	3,260	3,460
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	4,010	4,256
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	14,010	14,868
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	1,000	1,061
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/35	3,065	3,203
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/36	1,020	1,067
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,353
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,026
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,446
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,945
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,665
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,754
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,022
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,679
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,146
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,398
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,701
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	917
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,122
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,485
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,645
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/36	1,000	1,014
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/37	1,290	1,299
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,355	1,356
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project)	2.200%	10/1/32	2,100	1,739
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	3,855	3,887
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,215	2,222
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,280	2,288
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/28	1,335	1,356
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	6,000	5,980
[6]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	9,465	9,457
[6]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	10,335	10,327
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	460
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,266

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	782
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	606
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	816
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	874
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,825
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,366
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,326
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/30	430	466
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/32	410	446
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/34	470	508
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/35	300	324
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/36	650	653
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/37	715	717
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/38	635	631
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	483
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	809
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	737
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	432
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	507
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	608
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	762
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	714
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,058
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,244
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	791
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	500
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,205
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,205
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	393
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,178
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	716
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	936
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,038
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,700
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,274
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,325
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,702
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,449
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,569
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,411
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,601
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/41	3,710	3,981
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	2,320	2,477
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/43	3,885	4,127
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/35	1,130	1,192
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/37	8,160	8,553
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/38	9,100	9,497
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/39	9,565	9,941
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,329
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,059
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,007
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,141

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,200
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,286
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,358
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,137
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,081
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,469
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,506
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,007
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/33	1,800	1,845
Dalton GA GO	5.000%	2/1/42	9,000	9,311
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,000	1,101
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	1,000	1,095
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	1,170	1,271
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	630	680
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,290
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,178
DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/34	5,775	5,758
DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,149
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,680	7,606
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/33	12,700	12,677
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	15,610	15,518
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,066
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,010
Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/33	2,305	1,958
Fayette County Development Authority Recreational Revenue	5.000%	10/1/39	1,000	1,073
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/30	400	429
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/33	1,000	1,095
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/34	1,500	1,650
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/35	1,650	1,807
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/36	1,800	1,963
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/37	2,000	2,169
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/38	2,100	2,264
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/40	1,600	1,707
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/41	1,500	1,591
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/42	1,100	1,161
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/43	1,245	1,308
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/44	1,110	1,162
Forsyth County School District GO	5.000%	2/1/27	1,000	1,045
Forsyth County School District GO	5.000%	2/1/34	2,535	2,670
Forsyth County School District GO	5.000%	2/1/35	3,790	3,986
Forsyth County School District GO	5.000%	2/1/37	2,250	2,359
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,240
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,079
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,229
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,084
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,697
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,696
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,929
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,832
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,264
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,201
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,481
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,184
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	614
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	551
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	581
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	518
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	901
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	932
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,830
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,883
Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,076

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,672
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,561
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,706
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	1,870	1,860
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/30	1,945	1,925
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/31	2,030	1,997
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	8,665	8,779
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/41	13,735	12,471
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,667
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,385
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,552
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	8,695	9,551
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/34	21,755	23,367
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/35	12,095	12,961
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/36	7,715	7,815
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/37	1,500	1,512
	Gainesville School District GO	4.000%	11/1/35	1,000	1,027
	Gainesville School District GO	4.000%	11/1/36	1,000	1,024
	Georgia GO	5.000%	7/1/28	25,490	27,386
	Georgia GO	5.000%	7/1/29	10,730	11,734
	Georgia GO	5.000%	1/1/31	11,165	12,517
	Georgia GO	4.000%	2/1/31	2,765	2,766
	Georgia GO	4.000%	2/1/31	4,000	4,029
	Georgia GO	5.000%	7/1/31	10,955	11,678
	Georgia GO	5.000%	1/1/32	14,420	16,379
	Georgia GO	4.000%	2/1/32	4,000	4,027
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,689
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,394
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,220
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,301
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,470
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,536
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,269
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,423
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	975
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,204
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,170
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,203
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	16,715
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/33	2,000	2,031
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/35	2,305	2,324
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/36	1,000	1,004
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/37	1,500	1,501
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/38	710	598
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/39	730	600
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/40	500	404
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	521
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	927
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,744
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	779
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	631
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	830
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	525
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,419
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,683
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,301
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	759
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	378
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,342
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,147

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	728
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	720
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,391
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,524
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	599
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	500	550
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,496
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,450
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	1,480	1,595
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	820
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	547
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,176
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	1,620	1,735
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	674
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,200	1,282
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,083
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	758
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,137
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,261
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,360	1,439
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,073
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,368
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,079
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,069
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,757
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	40,785
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	28,703
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	92
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	1,250	1,354
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	3,330	3,597
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/39	1,560	1,540
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/40	1,250	1,232
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.020%	2/3/25	7,800	7,800
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,656
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,899
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	8,000
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	745
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	590
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/41	10,000	10,062
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	9,935
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,382
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,147
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	1,800	1,714
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,325	1,251
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	750	701
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,050	1,892
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	511
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	518
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,033
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,287
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,359
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,147
	Gwinnett County School District GO	5.000%	8/1/26	10,435	10,757
	Gwinnett County School District GO	5.000%	8/1/27	15,615	16,486
	Gwinnett County School District GO	5.000%	2/1/39	15,000	15,874
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,392
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,030
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	644
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	866
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,280	1,273
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	4,000	4,191
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/32	850	914
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	1,050	1,084
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	2,770	2,956
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	7,055	7,528
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	2,335	2,488
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	4,615	4,896
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	45,985	46,102
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	26,400	26,730
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	160,665	160,954

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	67,725	70,231
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	57,085	56,915
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	170,105	179,564
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	48,315	50,354
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	138,205	146,404
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	72,725	75,908
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	62,425	66,256
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	116,445	123,355
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	83,485	88,477
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	91,735	96,395
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	53,870	57,510
[6]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	46,605	49,788
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	206,925	218,572
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,135
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	3,730	3,381
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,252
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,867
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,749
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,798
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,114
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,584
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,385
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	839
[10]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/26	4,810	4,981
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	5,310	5,472
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/29	450	482
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/30	700	760
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/32	700	765
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/33	850	926
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/34	1,000	1,086
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/35	2,100	2,274
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/36	1,000	1,007
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/37	2,300	2,305
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,075	2,092
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,810	2,834
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,240
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,240
[6]	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/30	5,135	5,131
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,727
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,565	1,656
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	510
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	432
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,817
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	593
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	50,000	55,943
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	405
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	503
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	114
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,147
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	375
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	135
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	109
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	164
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/38	1,400	1,410
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/39	1,300	1,301

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/41	1,650	1,622
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/35	2,125	2,144
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	2,395	2,382
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,472
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	4,290	4,655
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,291
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	7,000	7,733
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	2,300	2,527
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	2,300	2,504
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/32	1,055	1,137
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/35	1,265	1,352
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/37	575	612
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/38	675	678
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	830	866
					2,803,711
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/30	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/31	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/32	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/33	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/34	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/35	150	163
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/37	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/38	125	135
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/39	125	134
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/40	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/41	150	159
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/42	100	105
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/43	100	105
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	767
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	623
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,034
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,132
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,066
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,250	1,347
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,086
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,330	1,444
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	1,325	1,447
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	3,000	3,277
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	2,000	2,195
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	3,100	3,403
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,475	1,623
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,800	1,981
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,600	1,743
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	2,450	2,674
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/37	2,350	2,552
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/44	1,000	1,051
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	521
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	525
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	396
	Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,083
	Guam Income Tax Revenue	5.000%	12/1/34	750	764
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,155
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,012
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	625	660
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,194
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,375	1,465
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	3,650	3,566
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	5,500	5,202
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,258
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,137
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,281
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,953
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,350
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,809
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,615

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,724
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	500	532
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,888
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,066
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,556
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,080
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,544
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,879
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,641
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,675	1,829
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,875
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,945	4,288
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	750	823
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,761
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	1,350	1,462
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,910
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	547
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,114
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	120
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/39	365	391
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/42	985	1,034
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	1,685	1,741
				171,756
Hawaii (0.6%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	16,872
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,107
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,561
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,187
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	15,043
Hawaii County HI GO	5.000%	9/1/28	1,000	1,023
Hawaii County HI GO	5.000%	9/1/30	1,000	1,023
Hawaii GO	4.000%	4/1/28	5,050	5,112
Hawaii GO	5.000%	10/1/28	8,080	8,363
Hawaii GO	5.000%	10/1/28	9,085	9,403
Hawaii GO	4.000%	4/1/29	13,400	13,556
Hawaii GO	5.000%	10/1/29	7,000	7,244
Hawaii GO	4.000%	4/1/30	14,190	14,347
Hawaii GO	4.000%	5/1/30	13,815	14,128
Hawaii GO	4.000%	10/1/30	1,885	1,910
Hawaii GO	4.000%	4/1/31	1,410	1,425
Hawaii GO	4.000%	10/1/31	5,000	5,062
Hawaii GO	4.000%	10/1/32	5,285	5,336
Hawaii GO	5.000%	1/1/33	10,750	11,291
Hawaii GO	4.000%	1/1/34	8,740	8,914
Hawaii GO	5.000%	1/1/34	8,745	9,167
Hawaii GO	5.000%	1/1/36	22,430	23,420
Hawaii GO	5.000%	1/1/36	13,000	13,827
Hawaii GO	5.000%	1/1/38	2,480	2,619
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,022
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	866
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,322
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	701
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,458
Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,392
Honolulu HI City & County GO	4.000%	9/1/36	2,930	2,973
Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,818
Honolulu HI City & County GO	3.000%	7/1/37	2,030	1,857
Honolulu HI City & County GO	4.000%	7/1/39	2,560	2,584
Honolulu HI City & County GO	5.000%	7/1/39	1,000	1,111
Honolulu HI City & County GO	4.000%	9/1/39	1,820	1,826
Honolulu HI City & County GO	4.000%	7/1/40	1,000	1,005
Honolulu HI City & County GO	5.000%	7/1/40	605	666
Honolulu HI City & County GO	5.000%	9/1/40	4,830	5,016
Honolulu HI City & County GO	5.000%	7/1/41	1,000	1,095
Honolulu HI City & County GO	5.000%	7/1/41	890	983
Honolulu HI City & County GO	5.000%	7/1/42	1,000	1,091
Honolulu HI City & County GO	5.000%	7/1/42	650	715
Honolulu HI City & County GO	5.000%	7/1/43	1,000	1,083
Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,087

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County GO	5.000%	7/1/48	1,870	2,016
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,990	5,112
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,750	1,831
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	9,195	9,955
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	584
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,749
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,819
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,170	4,260
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	6,775	7,595
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	7,605	8,607
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,122
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	3,575	4,079
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,224
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	8,250	9,471
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,130
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	5,275	6,028
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	3,315	3,771
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,046
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	10,750	12,150
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	2,000	2,204
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/43	4,920	5,408
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/44	1,425	1,559
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	6,827
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	6,898
	Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/42	4,000	3,689
	Maui County HI GO	2.000%	3/1/39	2,365	1,705
	Maui County HI GO	2.000%	3/1/40	2,425	1,689
	Maui County HI GO	2.000%	3/1/41	1,485	1,007
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,535	3,335
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,901
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,644
	University of Hawaii College & University Revenue (Medical School Project)	5.000%	10/1/26	7,010	7,257
					437,283
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/39	1,265	1,360
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/39	750	829
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/40	2,550	2,804
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/42	2,175	2,369
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/43	1,000	1,084
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,294
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,100
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,764
[6]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/41	3,200	3,511
[6]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/42	3,500	3,810
[6]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/43	2,955	3,183
[6]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/44	3,750	4,024
[6]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/32	9,180	10,066
[6]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/35	10,900	12,099
[5]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) VRDO	1.650%	2/3/25	15,000	15,000
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,426
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,018
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,267
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,042
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	5,950
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	16,725	17,881
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,615	3,984
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/30	2,210	2,448
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/31	14,000	15,734
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	8,710	10,000
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	6,000	6,949
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,873
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,056
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,065
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,160
					151,150

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois (6.1%)
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,081
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,103
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,734	2,771
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,669
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,198
	Champaign IL GO	5.000%	12/15/39	1,530	1,674
	Champaign IL GO	5.000%	12/15/40	1,090	1,187
	Champaign IL GO	4.000%	12/15/42	1,565	1,541
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,864
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,184
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/35	5,805	6,303
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	825	852
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/36	4,105	4,440
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	9,500	9,889
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/37	7,355	7,926
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,429
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/39	2,750	2,931
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/40	4,100	4,357
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	4,025	4,192
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,645
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	4,690	5,006
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	1,700	1,741
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,570
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,647
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	1,535	1,562
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,727
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,259
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,055
[10]	Chicago Board of Education GO	0.000%	12/1/26	5,990	5,583
[3]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,657
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,430
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,067
	Chicago Board of Education GO	7.000%	12/1/26	19,600	20,019
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,151
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,151
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,855
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,023
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,663
[10]	Chicago Board of Education GO	0.000%	12/1/28	10,685	9,165
[10]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,886
[3]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,141
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,396
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,107
[10]	Chicago Board of Education GO	0.000%	12/1/29	465	382
[10]	Chicago Board of Education GO	0.000%	12/1/29	360	296
[3,9]	Chicago Board of Education GO	0.000%	12/1/29	1,165	967
[3]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,609
	Chicago Board of Education GO	5.000%	12/1/29	9,625	9,927
	Chicago Board of Education GO	5.000%	12/1/29	2,200	2,269
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,270
[10]	Chicago Board of Education GO	0.000%	12/1/30	20,775	16,387
[9,10]	Chicago Board of Education GO	0.000%	12/1/30	12,780	10,080
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,212
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,564
	Chicago Board of Education GO	5.000%	12/1/30	6,750	6,993
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,620
[13]	Chicago Board of Education GO	5.500%	12/1/30	115	120
[10]	Chicago Board of Education GO	0.000%	12/1/31	23,570	17,750
[9,10]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,684
	Chicago Board of Education GO	5.000%	12/1/31	600	615
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,808
	Chicago Board of Education GO	5.500%	12/1/31	16,265	17,375
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,645
	Chicago Board of Education GO	5.000%	12/1/32	10,100	10,412
	Chicago Board of Education GO	5.000%	12/1/33	2,155	2,215
	Chicago Board of Education GO	5.000%	12/1/34	700	711
	Chicago Board of Education GO	5.000%	12/1/34	2,000	2,020
	Chicago Board of Education GO	5.000%	12/1/34	11,075	11,351
	Chicago Board of Education GO	5.000%	12/1/34	1,360	1,374

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/35	2,750	2,787
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,021
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,170
	Chicago Board of Education GO	5.250%	12/1/35	5,500	5,794
	Chicago Board of Education GO	5.000%	12/1/36	5,210	5,243
	Chicago Board of Education GO	5.000%	12/1/36	1,000	1,018
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,425
	Chicago Board of Education GO	4.000%	12/1/37	27,630	25,828
	Chicago Board of Education GO	5.500%	12/1/37	11,650	12,372
	Chicago Board of Education GO	4.000%	12/1/38	20,000	18,489
	Chicago Board of Education GO	5.000%	12/1/38	3,000	3,034
	Chicago Board of Education GO	5.500%	12/1/38	13,985	14,803
	Chicago Board of Education GO	4.000%	12/1/40	13,425	12,219
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,512
	Chicago Board of Education GO	5.000%	12/1/41	1,100	1,106
	Chicago Board of Education GO	4.000%	12/1/42	17,250	15,393
[4]	Chicago Board of Education GO	7.000%	12/1/42	5,600	5,945
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,765
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,895
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,102
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,302
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,301
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	1,953
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,357
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,337
	Chicago IL GO	5.000%	1/1/27	3,605	3,642
	Chicago IL GO	5.000%	1/1/27	6,555	6,701
	Chicago IL GO	5.000%	1/1/28	8,000	8,267
	Chicago IL GO	5.000%	1/1/28	5,125	5,296
	Chicago IL GO	5.000%	1/1/29	3,000	3,126
	Chicago IL GO	5.000%	1/1/29	26,350	27,458
	Chicago IL GO	5.000%	1/1/30	9,540	10,026
[10]	Chicago IL GO	0.000%	1/1/31	875	697
	Chicago IL GO	5.000%	1/1/31	1,300	1,355
	Chicago IL GO	5.000%	1/1/31	9,120	9,645
	Chicago IL GO	4.000%	1/1/32	6,990	6,990
	Chicago IL GO	5.000%	1/1/32	800	832
	Chicago IL GO	5.000%	1/1/32	3,680	3,911
	Chicago IL GO	4.000%	1/1/33	1,525	1,512
	Chicago IL GO	5.000%	1/1/33	1,500	1,564
	Chicago IL GO	5.000%	1/1/33	1,000	1,054
	Chicago IL GO	5.000%	1/1/33	37,210	39,710
	Chicago IL GO	5.000%	1/1/34	3,290	3,452
	Chicago IL GO	5.000%	1/1/34	20,585	22,022
	Chicago IL GO	4.000%	1/1/35	1,010	987
	Chicago IL GO	4.000%	1/1/35	16,790	16,410
	Chicago IL GO	5.000%	1/1/35	2,315	2,418
	Chicago IL GO	5.000%	1/1/35	6,000	6,419
	Chicago IL GO	5.500%	1/1/35	7,000	7,312
	Chicago IL GO	4.000%	1/1/37	1,461	1,393
	Chicago IL GO	4.000%	1/1/38	6,228	5,887
	Chicago IL GO	5.250%	1/1/38	1,250	1,311
	Chicago IL GO	5.250%	1/1/38	8,110	8,478
[10]	Chicago IL GO	0.000%	1/1/39	25,420	13,519
	Chicago IL GO	5.500%	1/1/39	13,500	14,306
	Chicago IL GO	5.500%	1/1/39	7,190	7,619
	Chicago IL GO	5.000%	1/1/40	1,500	1,519
	Chicago IL GO	5.500%	1/1/40	1,000	1,055
	Chicago IL GO	5.000%	1/1/41	6,375	6,516
	Chicago IL GO	5.000%	1/1/41	3,080	3,176
	Chicago IL GO	5.000%	1/1/42	13,305	13,529
	Chicago IL GO	5.000%	1/1/43	18,850	19,067
	Chicago IL GO	5.500%	1/1/43	500	517
	Chicago IL GO	4.000%	1/1/44	1,333	1,194
	Chicago IL GO	5.000%	1/1/44	1,000	1,006
	Chicago IL GO	5.000%	1/1/44	45,015	45,354
	Chicago IL GO	5.000%	1/1/45	18,830	18,899
	Chicago IL GO, ETM	5.000%	1/1/26	13,335	13,593
	Chicago IL GO, ETM	5.000%	1/1/26	5,000	5,055
	Chicago IL GO, ETM	5.000%	1/1/27	2,445	2,543

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO, ETM	5.000%	1/1/28	875	927
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,155
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,638
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,450
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,356
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,430	17,247
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	3,350	3,687
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/38	1,000	1,108
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	2,000	2,200
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,088
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/42	2,545	2,757
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/43	2,500	2,699
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	2,000	2,146
[3,4]	Chicago IL Water Revenue TOB VRDO	2.070%	2/3/25	2,000	2,000
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,394
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,040	2,241
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	5,000	5,566
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,765	1,958
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	5,155	5,714
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,170	3,531
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	1,000	1,103
	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	10,000	11,161
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	1,000	1,092
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	10,000	11,142
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,544
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,500	1,616
[3]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	8,930	8,711
	Chicago IL Waterworks Water Revenue	5.000%	11/1/40	11,250	12,239
	Chicago IL Waterworks Water Revenue	5.000%	11/1/41	5,720	6,186
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	9,000	9,673
	Chicago IL Waterworks Water Revenue	5.000%	11/1/43	9,000	9,624
	Chicago IL Waterworks Water Revenue	5.000%	11/1/44	9,000	9,530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	33,644
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	580
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,303
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,071
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,480
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,079
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,558
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,791
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,596
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,201
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	769
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,588
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,850	10,854
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,763
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,552
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,821
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,890	12,128
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	10,918
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,815
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	9,370	10,547
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,456
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	19,815
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	25,330
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,200	6,683
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	8,390	9,525
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	35,915	36,569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,091
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	15,928
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,404
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,430	15,624
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,668
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,858
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,169
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	8,856
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,429

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,000	1,120
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,627
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,065
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	12,790	12,902
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,225	5,359
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,200
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,052
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,011
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,330	1,484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,153
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,484
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,285	2,534
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,750	3,058
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,624
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	2,100	2,323
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/39	1,195	1,336
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	1,850	2,033
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,500	2,728
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/41	1,955	2,161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,844
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/42	3,725	4,036
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,470	1,619
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	15,101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/43	3,590	3,873
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,660	1,820
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/44	4,250	4,661
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	21,000	22,208
	Chicago Park District GO	5.000%	1/1/26	515	523
	Chicago Park District GO	5.000%	1/1/27	1,000	1,015
	Chicago Park District GO	5.000%	1/1/27	2,085	2,159
	Chicago Park District GO	5.000%	1/1/27	1,000	1,036
	Chicago Park District GO	5.000%	1/1/28	1,000	1,013
	Chicago Park District GO	5.000%	1/1/28	1,420	1,495
	Chicago Park District GO	5.000%	1/1/28	1,140	1,201
	Chicago Park District GO	5.000%	1/1/29	985	997
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,715
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,014
	Chicago Park District GO	4.000%	1/1/31	1,250	1,277
	Chicago Park District GO	4.000%	1/1/31	505	516
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	5,832
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,675
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,014
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,027
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	5,797
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,228
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,879
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,796
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,366
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,024
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,735
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,695
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,392
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,710
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,024
[1]	Chicago Park District GO	4.000%	1/1/35	2,240	2,262
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,848
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	2,891
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,511
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,060
	Chicago Park District GO	5.000%	1/1/38	400	437
	Chicago Park District GO	5.000%	1/1/38	4,000	4,368
	Chicago Park District GO	5.000%	1/1/39	2,670	2,795
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,101
	Chicago Park District GO	5.000%	1/1/39	1,400	1,493
	Chicago Park District GO	5.000%	1/1/39	1,000	1,083
	Chicago Park District GO	5.000%	1/1/40	1,000	1,061
	Chicago Park District GO	5.000%	1/1/40	650	699
	Chicago Park District GO	5.000%	1/1/41	3,370	3,559
	Chicago Park District GO	5.000%	1/1/41	650	695
[1]	Chicago Park District GO	4.000%	1/1/42	4,595	4,420

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	5.000%	1/1/42	400	426
	Chicago Park District GO	5.000%	1/1/43	480	509
	Chicago Park District GO	5.000%	1/1/44	500	528
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,126
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,061
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/41	6,805	7,411
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/42	5,000	5,407
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/43	19,440	20,891
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	22,760	24,307
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,068
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,205	1,301
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,515	1,647
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/32	1,895	2,073
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/33	2,750	3,025
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/34	2,000	2,197
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/35	2,000	2,188
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/36	2,370	2,582
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/37	1,500	1,625
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/38	2,000	2,156
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/39	2,500	2,671
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	4,400	4,677
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	4,440	4,693
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	5,885	6,194
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	2,220	2,326
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/40	2,670	2,688
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/41	2,780	2,786
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/42	2,895	2,895
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/43	3,015	2,975
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/44	2,855	2,774
[3]	Cook County IL GO	5.000%	11/15/26	2,500	2,589
	Cook County IL GO	5.000%	11/15/29	3,265	3,544
	Cook County IL GO	5.000%	11/15/31	2,000	2,068
	Cook County IL GO	5.000%	11/15/32	1,615	1,763
	Cook County IL GO	5.000%	11/15/33	1,390	1,515
	Cook County IL GO	5.000%	11/15/33	1,425	1,600
	Cook County IL GO	5.000%	11/15/34	1,180	1,217
	Cook County IL GO	5.000%	11/15/35	1,025	1,056
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	750	789
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	1,000	1,068
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	320	352
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	630	700
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	750	833
	Cook County IL Sales Tax Revenue	5.000%	11/15/32	350	393
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,290
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,214
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,966
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,700
	Cook County IL Sales Tax Revenue	5.000%	11/15/41	1,745	1,863
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,699
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	3,250	3,451
	Cook County IL Sales Tax Revenue	5.000%	11/15/43	2,500	2,641
	Cook County IL Sales Tax Revenue	5.000%	11/15/44	1,950	2,053
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,578
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,178
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,280	1,191
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	914
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	637
[1]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,190
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,707
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	13,608
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	14,123
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	12,414
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	15,272
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,842
	DuPage County Forest Preserve District GO	5.000%	11/1/32	655	740
	DuPage County Forest Preserve District GO	5.000%	11/1/33	900	1,026
[6]	Elmhurst Park District Go	5.000%	12/15/40	500	553
[6]	Elmhurst Park District Go	5.000%	12/15/41	250	274
[6]	Elmhurst Park District Go	5.000%	12/15/42	1,000	1,088
[6]	Elmhurst Park District Go	5.000%	12/15/43	1,160	1,253

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Elmhurst Park District Go	5.000%	12/15/44	1,275	1,372
[4]	Elwood IL GO	6.250%	3/1/44	12,270	13,240
	Evanston IL GO	3.500%	12/1/38	2,000	1,937
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,931
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/43	2,180	2,250
[6]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/32	1,000	1,125
[6]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/33	925	1,038
[6]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/34	685	764
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	10,355	10,442
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	10,176
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,130	1,140
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,667
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	607
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,090
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	555
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	706
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,040
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	473
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	804
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	9,000	10,105
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	453
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	295
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	6,500	7,433
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,298
	Illinois Finance Authority College & University Revenue	5.000%	4/1/35	6,000	6,835
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	900
	Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,672
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,019
	Illinois Finance Authority College & University Revenue	5.250%	4/1/38	3,000	3,426
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	177
	Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,250	1,420
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	1,050	1,099
	Illinois Finance Authority College & University Revenue	5.250%	4/1/41	1,000	1,120
	Illinois Finance Authority College & University Revenue	4.000%	8/1/41	2,000	1,835
	Illinois Finance Authority College & University Revenue	5.250%	4/1/42	1,250	1,391
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,347
	Illinois Finance Authority College & University Revenue	5.250%	4/1/43	2,375	2,632
	Illinois Finance Authority College & University Revenue	4.000%	8/1/43	2,125	1,905
	Illinois Finance Authority College & University Revenue	5.250%	4/1/44	1,300	1,432
	Illinois Finance Authority College & University Revenue	5.250%	4/1/45	1,600	1,748
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,390	1,403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,341
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,884
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,038
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,752
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,166
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	1,885	1,873
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,327
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,049
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,290
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	610	637
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,265
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	7,955
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,972
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,049
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,372
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,055	2,079
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,591
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,342
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,049
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	4,645	4,805
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,569
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,342
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,194
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,046
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,074

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,831
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,323
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,725	1,831
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,006
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,029
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,814
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,577
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,430
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	522
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,237
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,556
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	582
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	5,585	5,693
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,900	2,917
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	850	883
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	7,957
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,810	5,903
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,691
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,000	4,045
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,512
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,004
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,285	6,324
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,324
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	3,850	4,170
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,437
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,675	1,651
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	5,000	5,381
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	5,200	4,502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,465	2,381
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	12,925	13,869
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,545	5,196
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	10,000	10,103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,595	2,484
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	27,090	27,605
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	7,065	6,911
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	956
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	14,810	15,804
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	5,000	4,832
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	7,640	7,298
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,100	11,616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,385	14,651
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	2/3/25	11,530	11,530
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	2/3/25	4,800	4,800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.750%	2/3/25	5,385	5,385
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.740%	2/5/25	50,000	50,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,664
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,574
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,205
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,766
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/27	80	81
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/34	625	637
[4]	Illinois Finance Authority Industrial Revenue	5.250%	10/1/39	1,500	1,537
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/44	3,520	3,443
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,180
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	1,060	1,137
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	8,840	9,091
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,343
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	15,567
	Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	6,031
	Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,638
	Illinois GO	5.000%	2/1/25	3,250	3,250

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	11/1/25	18,375	18,630
Illinois GO	5.000%	1/1/26	2,115	2,151
Illinois GO	5.000%	7/1/26	11,265	11,552
Illinois GO	5.000%	10/1/26	4,800	4,942
Illinois GO	5.000%	10/1/26	3,800	3,913
Illinois GO	5.000%	11/1/26	2,750	2,835
Illinois GO	5.000%	12/1/26	8,390	8,661
Illinois GO	5.000%	1/1/27	7,500	7,622
Illinois GO	5.000%	7/1/27	19,050	19,838
Illinois GO	5.000%	9/1/27	3,775	3,941
Illinois GO	5.000%	10/1/27	2,690	2,811
Illinois GO	5.000%	11/1/27	1,725	1,777
Illinois GO	5.000%	11/1/27	5,330	5,577
Illinois GO	5.000%	12/1/27	10,560	11,061
Illinois GO	5.000%	2/1/28	11,305	11,687
Illinois GO	5.000%	10/1/28	4,000	4,237
Illinois GO	5.000%	11/1/28	42,580	44,506
Illinois GO	5.000%	11/1/28	1,195	1,267
Illinois GO	5.000%	1/1/29	4,055	4,117
Illinois GO	5.000%	2/1/29	3,400	3,617
Illinois GO	5.000%	5/1/29	10,000	10,673
Illinois GO	5.000%	5/1/29	5,000	5,336
Illinois GO	5.000%	5/1/29	2,475	2,642
Illinois GO	5.000%	7/1/29	10,000	10,696
Illinois GO	5.000%	10/1/29	4,000	4,233
Illinois GO	5.000%	11/1/29	18,795	19,653
Illinois GO	5.000%	1/1/30	8,000	8,117
Illinois GO	5.000%	2/1/30	18,025	19,424
Illinois GO	5.000%	5/1/30	18,380	19,866
Illinois GO	5.000%	5/1/30	2,420	2,616
Illinois GO	5.000%	10/1/30	3,000	3,173
Illinois GO	5.000%	2/1/31	4,185	4,564
Illinois GO	5.000%	5/1/31	34,015	37,187
Illinois GO	5.000%	5/1/31	15,000	16,399
Illinois GO	5.000%	5/1/31	2,500	2,733
Illinois GO	3.500%	6/1/31	1,480	1,460
Illinois GO	5.000%	10/1/31	4,000	4,391
Illinois GO	5.000%	2/1/32	6,750	7,434
Illinois GO	5.000%	5/1/32	24,500	27,039
Illinois GO	5.000%	5/1/32	10,000	11,036
Illinois GO	4.000%	6/1/33	5,880	5,889
Illinois GO	5.000%	7/1/33	7,890	8,675
Illinois GO	4.000%	10/1/33	7,000	7,099
Illinois GO	5.000%	10/1/33	10,000	11,153
Illinois GO	5.000%	3/1/34	2,075	2,248
Illinois GO	5.000%	5/1/34	3,010	3,145
Illinois GO	5.000%	5/1/34	11,970	13,127
Illinois GO	5.000%	7/1/34	16,535	18,156
Illinois GO	4.000%	10/1/34	8,745	8,833
Illinois GO	5.000%	5/1/35	3,500	3,649
Illinois GO	5.000%	5/1/35	5,505	6,017
Illinois GO	5.000%	7/1/35	15,395	16,847
Illinois GO	5.000%	12/1/35	3,000	3,111
Illinois GO	5.000%	5/1/36	4,000	4,357
Illinois GO	5.000%	7/1/36	6,325	6,898
Illinois GO	4.125%	10/1/36	9,500	9,555
Illinois GO	5.000%	5/1/37	3,155	3,425
Illinois GO	4.000%	7/1/37	9,830	9,773
Illinois GO	4.000%	10/1/37	2,750	2,728
Illinois GO	4.000%	10/1/37	6,175	6,126
Illinois GO	4.000%	3/1/38	7,275	7,192
Illinois GO	5.250%	5/1/38	4,005	4,394
Illinois GO	4.000%	10/1/38	3,250	3,195
Illinois GO	5.000%	5/1/39	6,000	6,551
Illinois GO	5.250%	5/1/39	4,500	4,912
Illinois GO	5.500%	5/1/39	5,190	5,628
Illinois GO	4.000%	10/1/39	2,545	2,477
Illinois GO	4.000%	3/1/40	2,300	2,229
Illinois GO	5.000%	5/1/40	6,500	7,055
Illinois GO	5.250%	5/1/40	4,305	4,677

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	10/1/40	1,500	1,446
	Illinois GO	3.000%	12/1/40	2,500	2,122
	Illinois GO	4.000%	3/1/41	1,860	1,786
	Illinois GO	5.000%	5/1/41	7,500	8,101
	Illinois GO	5.250%	5/1/41	3,000	3,246
	Illinois GO	5.250%	5/1/42	5,000	5,390
	Illinois GO	5.250%	5/1/43	4,105	4,407
	Illinois GO	5.250%	5/1/43	7,075	7,714
[1]	Illinois GO	4.000%	10/1/43	8,680	8,194
	Illinois GO	5.125%	10/1/43	7,000	7,460
	Illinois GO	5.250%	5/1/44	7,500	8,138
[1]	Illinois GO	4.000%	10/1/44	9,950	9,366
	Illinois GO	5.250%	5/1/45	6,000	6,479
[1]	Illinois GO	4.000%	10/1/45	7,395	6,899
	Illinois GO	5.000%	12/1/47	13,000	13,623
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	3,245	3,299
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,342
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	4,415	4,447
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,090	1,090
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,890	5,780
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	1,905	1,884
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	15,235	15,534
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	9,540	9,954
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,660	8,119
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,370	2,375
[4]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	18,604	19,240
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,165
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,026
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,432
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,717
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,148
[1]	Illinois Sales Tax Revenue	4.000%	6/15/31	3,000	3,102
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	907
	Illinois Sales Tax Revenue	3.000%	6/15/33	2,275	2,064
	Illinois Sales Tax Revenue	5.000%	6/15/33	3,160	3,517
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,138
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,131
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,156
	Illinois Sales Tax Revenue	5.000%	6/15/42	15,000	15,938
	Illinois Sales Tax Revenue	5.000%	6/15/43	13,500	14,286
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,209
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,190
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,376
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,635
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	1,170	1,230
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	1,990	2,062
[13]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	10,270
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,245
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,385	1,468
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	24,807
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,109
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	23,364
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,550
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,185
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,716
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,029
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,185
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,721
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,206
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,600
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	15,000	17,053
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,030
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,118
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	11,825	13,389
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,666
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,003
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	3,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,500	6,151
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,484

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	34,210	36,619
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,623
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	33,455	32,523
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	8,835	9,089
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	27,700	29,971
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	1,495	1,431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	22,235	23,858
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	11,625	12,198
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	10,175	11,068
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	3,670	3,395
[3]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,199
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/33	1,400	1,546
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/34	1,700	1,866
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/37	2,000	2,168
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/38	3,085	3,311
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/39	1,725	1,875
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/40	3,575	3,861
[1]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/42	3,500	3,807
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	925
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	778
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,067
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	196
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	422
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	258
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	233
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	227
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	236
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	234
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	283
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	369
[3]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	364
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	292
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	275
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,665	2,783
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,412
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,572
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/38	6,270	6,955
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/39	6,595	7,283
[11]	Lincoln Land Community College District No. 526 GO, 6.000% coupon rate effective 3/20/25	4.500%	12/15/34	10,000	9,999
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	255
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	260
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	331
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	714
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,693
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	536
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	29,121
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	21,320	22,213
[8,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	3,525	3,637
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	33,910
[3,16]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	96
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	201
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	35,484
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	58,654
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	30,187
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	43,400	32,015
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	10,531
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,725
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	5,000	3,313
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	4,415	2,862
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	10,340	6,401
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	12,300	7,427
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	12,316
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	29,950	17,158
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	18,669
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	11,485	11,006
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/26	4,250	4,389
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	9,640	8,932
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	2,270	2,372
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/29	22,390	19,314
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/31	675	703

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/32	600	624
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/33	450	467
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/34	520	538
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/36	2,660	1,677
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/38	500	285
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/39	500	269
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/42	8,850	9,248
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	11,285	10,812
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	9,060	8,735
[3,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project), ETM	5.500%	6/15/29	4,820	4,983
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,522
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/32	1,915	1,953
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/33	2,115	2,144
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/34	2,330	2,356
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/35	2,555	2,564
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/36	2,795	2,784
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/38	3,330	3,268
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/39	2,520	2,463
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/41	465	452
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/44	10,470	10,043
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	1,065	509
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,762
[3]	Mundelein IL GO	4.000%	12/15/27	500	512
[3]	Mundelein IL GO	4.000%	12/15/28	500	514
[3]	Mundelein IL GO	4.000%	12/15/29	500	514
[3]	Mundelein IL GO	4.000%	12/15/32	1,000	1,024
[3]	Mundelein IL GO	4.000%	12/15/39	2,000	1,965
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,264
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,387
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,704
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,268
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,227
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	2,963
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	782
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	527
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	637
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	347
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,137
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	481
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	741
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	990
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	791
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	861
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	787
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	1,625	1,634
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,098
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	752
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	550
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	775
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,339
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	907
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,779
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	733
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	772
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	706
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,730	24,395
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/26	10,780	11,082
[10]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,442
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,374
[1]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,666
	Romeoville IL GO	5.000%	12/30/26	3,480	3,620
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	22,218
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	26,664
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	2,425	2,600
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,482
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	5,000	5,488
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	860	944
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	11,815	13,060
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,500	2,787
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	18,455	20,495

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	4,000	4,489
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,343
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,150	3,488
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,500	1,661
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	5,165	5,832
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	36,400	41,102
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,618
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,930
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	40,000	45,072
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	1,971
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	13,000	14,586
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,387
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	11,500	12,827
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,431
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	3,000	2,989
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	2,185	2,256
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,643
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,115
[3]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/43	1,200	1,195
	Schaumburg IL GO	4.000%	12/1/35	1,000	1,035
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,852
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,561
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,736
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,161
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/34	925	944
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/35	1,225	1,243
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/36	2,700	3,002
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/38	3,000	3,303
[8]	Southwestern Illinois Development Authority Miscellaneous Revenue (Local Government Program)	0.000%	2/1/26	2,525	2,436
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,545
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	426
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/38	3,800	4,233
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/39	6,000	6,631
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/40	5,195	5,807
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/41	5,000	5,556
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/42	4,000	4,426
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/43	3,750	4,122
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/44	2,000	2,185
[1]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,385
[1]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,434
[1]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	3,391
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,133
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,736
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,918
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	539
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,813
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,286
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	5,004
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,403
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,119
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,274
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,514
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/32	750	778
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/33	535	554
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,026
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,429
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/39	325	349
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/40	775	829
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/41	875	931
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/42	1,000	1,056
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/43	1,000	1,048
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/44	750	783
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	4,065
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,516
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,859
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	6,947
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	10,886
					4,717,312

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana (1.0%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	1,900	2,065
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	3,750	4,058
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	6,375	6,847
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,067
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,382
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,331
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	9,867
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	13,773
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/39	1,000	1,095
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/40	1,800	1,961
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	250	275
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/32	250	277
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/33	475	530
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/34	600	673
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,000	1,120
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	1,000	1,116
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	3,750	4,055
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	2,460	2,642
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	8,000	8,501
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,056
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	813
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,585
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	1,250	1,353
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/43	1,500	1,607
[14]	Freddie Mac Pool	4.250%	6/1/41	8,930	8,537
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,028
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	778
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,379
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	788
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,313
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,186
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,049
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,048
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,308
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,071
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,300
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,788
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,341
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	361
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	403
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/31	1,005	1,084
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,058
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/33	1,120	1,225
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,155
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,180	1,297
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,119
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,321
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	4,500	4,605
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	950	956
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,047
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,693
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,545
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,016
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,725
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,135
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,339
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,311
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	380	404
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	1,966
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,200
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	500	538
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,339
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	20,121
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,707
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	2,570	2,699
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	22,953
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	700	763
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,350	1,422
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	20,557

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,000	1,095
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	2,830	2,976
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,012
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,545	1,695
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	2,975	3,130
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,585
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,100	1,209
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	16,985
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,290
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,000	2,188
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,042
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,208
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	1,250	1,368
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,240
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	1,000	1,090
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,039
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,082
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,072
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	15,000	15,899
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	5,000	5,445
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	8,500	9,464
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,098
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,091
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,226
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/38	800	837
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/43	860	883
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	800	887
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/32	1,000	1,128
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/36	1,000	1,129
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	2,570	2,886
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	12,050	10,851
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/38	1,000	1,116
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/39	3,000	2,708
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	1,000	1,109
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	5,281
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,200	1,322
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	3,400	3,707
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	3,000	3,249
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/43	4,650	5,004
Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,091
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	506
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,130	1,118
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	6,920	6,733
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,465	1,550
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,680
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,131
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,698
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,265
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,503
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,200
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,453
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,627
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,436
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,265
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,552
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,374
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,761
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,507
Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	678
Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	686
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,376
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,352
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,513
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,706
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,000	1,054
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/38	2,400	2,583
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/43	3,390	3,624
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/31	2,110	2,257
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/32	1,035	1,105
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/33	1,530	1,628

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/34	2,450	2,599
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/35	1,945	2,058
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/36	3,510	3,703
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/37	3,700	3,895
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/38	2,350	2,373
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/41	3,000	3,478
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/42	2,500	2,888
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,875	2,157
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,133
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,544
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,085
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	22,730
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/40	2,630	2,628
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,941
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,420	2,607
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,146
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,241
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,718
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,639
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,474
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,341
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,813
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	7,976
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	2,000	2,250
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,300	2,570
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	425	466
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/40	1,250	1,368
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,950	2,124
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	1,500	1,623
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	5,000	5,358
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/39	600	657
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/41	1,000	1,083
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/42	1,215	1,311
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/43	1,180	1,268
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/44	2,200	2,353
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/40	1,150	1,255
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	4,075	4,383
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	2,260	2,409
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,900
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,571
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,630
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,284
	Rockport IN Industrial Revenue (IN MI Power Co. Project)	2.750%	6/1/25	13,000	12,960
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	309
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	728
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,246
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,016
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,576
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,129
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,245
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,370
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,092
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,170	1,286
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	615	676
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	635	702
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/32	1,100	1,222
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/32	1,500	1,666
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,125	1,255
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/33	775	868
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,000	1,125
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,400	1,575
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/34	1,600	1,807
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	1,275	1,447
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	1,685	1,912
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,750	1,944
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	2,500	2,777
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	3,050	3,355
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	4,200	4,620

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/44	1,000	1,094
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/44	1,250	1,368
					784,479
Iowa (0.2%)
[1]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/42	5,045	4,956
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,435
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,363
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,465
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,685
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,600
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/38	1,305	1,264
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	2,210	2,295
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	2,850	2,884
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/32	14,250	15,297
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/32	24,000	27,430
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,650	3,671
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,690	3,588
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	940	927
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	2.200%	2/6/25	800	800
	Iowa Finance Authority Revenue	4.650%	7/1/43	3,000	3,054
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	775
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,242
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,313
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,930
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,056
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,154
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,263
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,607
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,728
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,859
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,994
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,749
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,818
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	862
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,472
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,496
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,297
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	425	427
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,512
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,309
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,777
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,971
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	3,913
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,040	1,007
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	955
	University of Iowa Facilities Corp. College & University Revenue	5.000%	6/1/44	1,090	1,162
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,525
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,593
					154,480
Kansas (0.2%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,567
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,118
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,094
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,086
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,850
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,106
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,601
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,822
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/36	600	653
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,250	2,382
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,014
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,170
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,848
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	598
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	497
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	496
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	494
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	493
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	638

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue (Courthouse & Medical Examiners Facility Projects)	4.000%	9/1/27	20,000	20,340
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/31	2,500	2,809
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/35	2,250	2,311
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	8,000	8,727
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	10,945	12,116
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,283
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/41	2,500	2,781
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/42	2,500	2,762
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/43	4,050	4,447
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	13,152
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	1,360	1,440
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,874
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/42	3,820	4,046
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	460
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	332
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	356
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	941
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	965	993
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/36	1,000	936
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	225	221
[3]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/40	1,080	1,146
[3]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/42	1,000	1,053
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,073
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,624
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,350
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,525
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,298
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,669
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,468
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,670
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,214
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,926
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,897
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,223
[3]	Topeka KS Combined Utility Water Revenue	4.000%	8/1/43	2,440	2,418
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	3,770	4,040
					172,448
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	623
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	277
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	395
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,445
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	465
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,266
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	974
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	454
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	364
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/25	720	720
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,297
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,495
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/28	1,260	1,278
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,013
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,755
	Daviess County School District GO	5.000%	2/1/36	1,195	1,320
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	8,075	8,075
	Hardin County School District GO	5.000%	6/1/35	2,680	3,001
	Hardin County School District GO	5.000%	6/1/36	2,830	3,156
	Hardin County School District GO	5.000%	6/1/37	2,970	3,298
	Hardin County School District GO	5.000%	6/1/38	3,115	3,438
	Hardin County School District GO	5.000%	6/1/39	2,770	3,038
	Hardin County School District GO	4.000%	6/1/42	4,040	3,951
	Hardin County School District GO	4.000%	6/1/43	8,485	8,227
	Hardin County School District GO	4.000%	6/1/44	1,450	1,393
	Jefferson County KY Board of Education GO	4.000%	9/1/34	2,535	2,614
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/36	3,600	3,912
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	192
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	237
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	241

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	200
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,922
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,373
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,439
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,454
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,474
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	1,956
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,815
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,807
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/43	4,920	5,023
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,148
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,294
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,451
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,618
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,784
[10]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,686
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,480
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,185
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,876
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,137
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,020
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,145
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,821
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,042
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,559
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,338
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,183
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,813
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,651
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,589
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,228
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,903
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,969
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,433
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	6,600	6,659
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,579
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,469
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,061
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,036
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,547
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,915
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,262
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,167
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,041
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,127
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,272
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,534
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,045
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,472
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,438
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/32	3,090	3,299
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/32	6,340	6,765
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,892
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	40,255	40,355
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	95,810	100,416
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	92,730	92,559
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	90,895	97,764
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	146,205	155,550
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,350
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,905
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,102
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,099
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,050
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,372
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,140
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,259
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/32	1,270	1,435
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/33	1,350	1,539
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/36	1,690	1,901
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/37	1,400	1,564

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/38	1,125	1,251
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/39	1,250	1,380
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/43	2,590	2,907
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	2,330	2,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,805	1,979
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,975	1,917
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/30	835	923
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/31	1,565	1,749
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/32	2,440	2,755
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/33	2,005	2,285
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/34	5,830	6,693
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/35	3,200	3,649
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/36	4,500	5,110
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/41	5,500	6,057
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/42	7,000	7,668
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/43	6,500	7,082
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/44	5,500	5,960
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,156
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/44	2,000	1,601
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	0.900%	9/1/26	3,560	3,391
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	8,290	8,532
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	6,320	6,740
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	19,640	20,962
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	2.000%	10/1/33	21,500	17,254
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,102
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	800	881
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,895	6,047
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,878
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	700	766
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,225	1,329
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,125	2,289
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,315	2,472
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	4,000	3,966
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,061
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,350
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,250	1,245
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,149
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	12,989
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,685
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,183
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,074
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,011
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,484
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,143
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,551
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,654
	University of Kentucky College & University Revenue	4.000%	4/1/42	10,000	9,852
	University of Kentucky College & University Revenue	4.000%	4/1/43	9,610	9,403
[3]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,350
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,300	1,429
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	1,750	1,908
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	2,000	2,171
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,494
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,565	1,680
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,603
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,815	1,931
					1,072,111
Louisiana (0.8%)
[4,5]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	17,349	17,349
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,743
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,758
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,723
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/34	1,500	1,560
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/36	2,000	2,070
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,523
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	983
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,057
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	837

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,567
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	586
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	554
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	686
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	830
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/42	1,000	1,003
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,418
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,777
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	3,665	4,081
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	5,055	5,695
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	5,615	6,371
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,401
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	1,500	1,653
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/44	1,025	982
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	25,000	25,102
	Louisiana GO	5.000%	2/1/27	5,325	5,548
	Louisiana GO	5.000%	2/1/28	5,000	5,321
	Louisiana GO	5.000%	2/1/30	9,000	9,888
	Louisiana GO	5.000%	2/1/31	10,000	11,155
	Louisiana GO	5.000%	2/1/33	6,000	6,829
	Louisiana GO	5.000%	2/1/34	7,000	8,042
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/42	4,804	4,833
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,670
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,301
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,222
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	1,930	1,856
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	400	430
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	940	1,024
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/31	1,100	1,215
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,369
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/32	1,750	1,953
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,078
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/33	1,770	1,989
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,204
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,214
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	27,815
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	45,407
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,214
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/40	2,465	2,698
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/41	1,500	1,630
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,703
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,897
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,437
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,272
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	11,661
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,660
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,598

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,371
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,615
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,746
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,876
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,009
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/34	23,750	23,786
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,455	10,535
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,020	5,048
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,215	4,236
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/30	2,500	2,691
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/33	4,515	4,924
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/35	775	859
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	273
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/39	4,000	4,024
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/40	2,000	2,003
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,908
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,559
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,065
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,439
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,190
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,938
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,174
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	1,310	1,317
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,250	1,389
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/33	1,350	1,520
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	1,300	1,471
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,150	1,292
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	2,000	2,186
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,000	2,170
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,100	2,268
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,375	2,551
[8]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/44	2,000	2,140
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/37	2,000	2,202
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,500	1,646
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/39	3,000	3,270
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/40	2,250	2,440
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/41	5,250	5,659
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/28	1,825	1,941
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/33	1,000	1,049
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/34	1,280	1,340
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/35	1,480	1,543
	New Orleans LA GO	5.000%	12/1/38	3,430	3,674
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/32	1,475	1,671
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/33	2,285	2,608
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/34	1,900	2,184
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/35	3,000	3,428
[8]	Shreveport LA GO	5.000%	3/1/41	1,000	1,071
[8]	Shreveport LA GO	5.000%	3/1/44	1,250	1,319
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,040
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,830
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,216
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	3,039
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,042
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	3,935	4,085
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,193
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,708
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,556
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	8,088
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	11,825	11,653
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,964
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	13,425	13,569

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	35,600	35,632
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/37	1,000	1,024
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,607
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	2,515	2,496
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	3,385	3,340
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	4,090	4,012
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	1,775	1,715
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	1,755	1,672
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/40	4,250	3,288
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	1,485	1,383
					624,212
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/40	900	1,000
	Bar Harbor ME GO	5.000%	9/1/42	425	467
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	951
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,079
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,684
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,294
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	374
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	364
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	375
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	482
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/39	4,000	4,459
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/40	2,250	2,497
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,270	1,362
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	718
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,605
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	668
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,082
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	614
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,079
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,417
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,076
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	544
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,346
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,072
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,765	1,790
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	355
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,443
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,162
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,482
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,507
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	353
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,547
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,999
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,676
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	298
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,105
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,362
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,278
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,070
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,944
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	2,985
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,005
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,376
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,113
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,156
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,622
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/46	325	215
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,095	1,098
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,544

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,844
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,089
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	460
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	871
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	745
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	663
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,002
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,056
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,167
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,802
					88,793
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,122
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,093
	Baltimore County MD GO	4.000%	3/1/34	2,650	2,714
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,017
	Baltimore County MD GO	5.000%	7/1/42	8,030	8,969
	Baltimore County MD GO	5.000%	2/1/43	2,395	2,659
	Baltimore County MD GO	5.000%	7/1/43	8,440	9,362
	Baltimore County MD GO	5.000%	7/1/44	8,875	9,792
	Baltimore County MD GO	5.000%	2/1/45	2,355	2,589
	Baltimore County MD GO	5.000%	7/1/45	1,795	1,972
	Baltimore County MD GO	5.000%	7/1/46	1,885	2,061
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	184
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	207
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	286
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	191
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	190
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	240
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	247
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	268
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	542
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	280
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/42	875	886
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/33	1,020	1,051
	Charles County MD GO	5.000%	10/1/27	4,155	4,400
[14]	Freddie Mac Pool	3.650%	12/1/37	16,374	15,137
[14]	Freddie Mac Pool	3.600%	1/1/41	7,474	6,687
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/29	895	857
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,031
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,046
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,102
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,033
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	938
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,312
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,445
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,707
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/42	6,985	7,011
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,548
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	4,805	4,808
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,000	1,060
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,313
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/44	7,335	7,223
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	915	918
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	865	891
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	15,900	15,610
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	27,732
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/30	3,000	3,072
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	30,310
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	5,000	4,493
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	16,102
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/33	1,880	1,958
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	1,100	1,130
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/37	600	615
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/38	500	512
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/39	500	508
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,708
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/28	300	309

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/29	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/30	300	311
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/31	565	588
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,039
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,393
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,088
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,929
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,302
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,035	1,002
	Maryland GO	5.000%	8/1/26	39,710	41,059
	Maryland GO	5.000%	8/1/26	20,000	20,680
	Maryland GO	5.000%	8/1/27	8,165	8,619
	Maryland GO	5.000%	6/1/28	10,000	10,724
	Maryland GO	5.000%	8/1/28	4,500	4,736
	Maryland GO	3.250%	8/1/30	9,000	8,970
	Maryland GO	5.000%	6/1/31	3,565	4,017
	Maryland GO	3.500%	3/15/32	10,000	9,973
	Maryland GO	5.000%	3/15/37	25,000	28,243
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/42	2,035	2,115
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/43	2,320	2,400
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	368
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	420
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	684
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	409
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	475
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	445
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	1,515	1,384
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	212
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	241
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,877
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,509
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	583
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	168
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,322
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,617
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	437
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	301
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,247
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	874
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,697
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,119
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,025
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,659
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	994
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,007
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	2,565	2,534
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	1,979
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,612
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,686
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,505
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	6,435	6,474
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	717
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,400
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,830	14,009
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,659
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,500
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,127
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	870	832
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,115	3,075
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,665	4,821
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	4,725	5,177

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.790%	7/1/41	71,415	71,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/27	460	480
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/28	1,350	1,433
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/29	1,510	1,628
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/32	3,000	3,372
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/33	2,000	2,275
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/34	2,250	2,574
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/35	2,285	2,341
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/35	1,990	2,046
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/35	2,635	3,000
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/37	4,350	4,417
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/37	1,010	1,028
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/38	4,830	4,875
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/39	3,500	3,503
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/39	4,300	4,305
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/40	3,185	3,163
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/41	4,100	4,493
	Maryland Stadium Authority Appropriations Revenue	3.000%	6/1/42	11,455	9,497
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/42	4,755	5,188
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/43	5,360	5,821
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/44	4,000	4,328
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/45	7,000	7,518
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,430
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,368
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,489
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,539
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	8,128
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,230
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,007
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,317
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,098
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	3,000	3,355
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	5,000	5,546
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,521
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/43	1,500	1,649
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	5.000%	1/1/43	1,410	1,527
	Montgomery County MD GO	3.000%	11/1/36	16,000	14,781
	Montgomery County MD GO	5.000%	8/1/37	10,100	11,262
	Montgomery County MD GO	4.000%	8/1/40	11,250	11,378
	Prince George's County MD COP	5.000%	10/1/43	4,500	4,662
	Prince George's County MD GO	5.000%	7/15/26	22,685	23,429
	Prince George's County MD GO	4.000%	7/15/30	7,500	7,715
	Prince George's County MD GO	4.000%	7/15/31	1,000	1,036
	Prince George's County MD GO	3.000%	7/15/33	14,000	13,390
	Prince George's County MD GO	5.000%	8/1/41	4,400	4,952
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	4,060	4,066
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,033
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,191
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	975
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	778
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,118
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	508
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	935	949
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	542
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	759
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	1,008
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,241
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,493
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,717
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,247
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,429
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,218
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,464
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,271
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	10,220	10,307
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	1,020	1,029
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/43	11,050	11,036
					895,015

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts (1.7%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	991
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,005
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	20,459
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,393
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	31,723
	Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,475
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,314
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,507
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,438
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,080	1,198
	Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,062
	Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	57,003
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	26,358
	Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	12,900
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	21,619
	Commonwealth of Massachusetts GO	5.000%	5/1/34	1,300	1,511
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,344
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	24,929
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,693
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,840
	Commonwealth of Massachusetts GO	5.000%	5/1/37	1,300	1,467
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,592
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	20,846
	Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,122
	Commonwealth of Massachusetts GO	5.000%	9/1/38	13,000	13,690
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,348
	Commonwealth of Massachusetts GO	5.000%	5/1/39	1,200	1,335
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,532
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	3,942
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,284
	Commonwealth of Massachusetts GO	5.000%	5/1/40	1,250	1,382
	Commonwealth of Massachusetts GO	5.000%	5/1/40	1,000	1,058
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,416
	Commonwealth of Massachusetts GO	5.000%	1/1/41	4,750	5,256
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	6,044
	Commonwealth of Massachusetts GO	5.000%	3/1/41	7,840	8,689
	Commonwealth of Massachusetts GO	5.000%	5/1/41	2,500	2,749
	Commonwealth of Massachusetts GO	5.000%	5/1/41	10,000	10,549
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,800	1,998
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,176
	Commonwealth of Massachusetts GO	5.000%	1/1/42	6,190	6,801
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,289
	Commonwealth of Massachusetts GO	5.000%	5/1/42	5,390	5,888
	Commonwealth of Massachusetts GO	5.000%	5/1/42	3,000	3,305
	Commonwealth of Massachusetts GO	5.000%	3/1/43	10,850	11,867
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,185	1,287
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,000	2,173
	Commonwealth of Massachusetts GO	5.000%	5/1/43	5,000	5,476
	Commonwealth of Massachusetts GO	5.250%	9/1/43	18,000	18,913
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	23,610
	Commonwealth of Massachusetts GO	5.000%	11/1/43	7,000	7,666
	Commonwealth of Massachusetts GO	5.000%	3/1/44	8,560	9,307
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,500	2,721
	Commonwealth of Massachusetts GO	5.000%	11/1/44	2,500	2,721
	Commonwealth of Massachusetts GO	5.000%	5/1/45	4,000	4,325
	Commonwealth of Massachusetts GO	5.000%	7/1/45	19,050	20,024
	Commonwealth of Massachusetts GO	5.000%	5/1/47	5,355	5,744
[4]	Commonwealth of Massachusetts GO TOB VRDO	2.050%	2/3/25	9,495	9,495
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	30,633
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	11,891
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,612
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,063
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	622
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/35	8,450	8,945
[4]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	1.920%	2/3/25	4,000	4,000
	Lowell MA GO	4.000%	8/1/37	1,695	1,751
	Lowell MA GO	3.000%	9/1/37	2,400	2,184
	Lowell MA GO	4.000%	8/1/38	1,410	1,450
	Lowell MA GO	3.000%	9/1/38	2,490	2,232

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lowell MA GO	3.000%	9/1/39	2,000	1,760
Lowell MA GO	4.000%	8/1/41	2,000	2,024
Lynn MA GO	3.000%	9/1/45	3,060	2,502
Marblehead MA GO	2.000%	7/15/41	1,255	905
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	237
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	257
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,500	6,305
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,375	16,669
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,290
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,000	9,373
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15,515	18,307
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,878
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	798
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,890	11,692
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,813
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,203
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,097
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	931
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	908
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,199
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,248
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	650	734
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	600	677
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,166
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,165
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,682
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	3,250	3,292
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,265	5,854
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	3,685	4,066
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	8,140	8,927
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,000	9,811
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	7,000	7,577
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	4,750	5,120
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	3,000	3,068
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,565	1,635
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/37	325	367
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	300	337
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	550	610
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	700	766
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	804
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	173
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	185
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	187
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,363
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,295
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	199
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	205
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,497
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	200	214
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	439
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,606
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,040
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,057
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	250	269
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	455
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	775	790
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	500	540
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	882
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	526
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	775	788
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,299
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	3,175	3,207
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,100	1,114
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,525	1,536
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	410	447
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	1,900	1,649
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,188
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	500	543
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	20,000	21,744

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	1,000	1,021
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	600	650
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	945	961
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/38	610	671
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	550	556
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/39	770	842
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,977
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	583
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/40	535	583
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	19,033
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	450	484
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	1,018
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	1,075	1,024
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	3,279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,022
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,781
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,025
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	498
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,516
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,123
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,230	1,279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,488
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	186
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	571
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/29	900	901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	215
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	709
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	337
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	32,680	36,668
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,674
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,735
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	351
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	617
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,539
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,710	5,817
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	27,335	30,789
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,908
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,718
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,334
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	220
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,370	7,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,378
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	5,893
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,011
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,555	4,607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,200	1,212
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	286
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,030	2,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,160	2,352
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/28	345	369
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/29	645	701
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/30	675	745
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,722

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	1,375	1,518
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	815	900
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/34	500	500
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/44	710	723
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/28	1,255	1,267
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/29	2,365	2,390
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/30	2,485	2,510
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/32	2,000	2,012
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,955	1,964
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/38	5,000	4,981
[15]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,091
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/35	185	215
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/36	250	288
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/38	700	798
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/39	360	408
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/40	975	1,102
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/42	775	866
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/43	475	527
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,565
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,770	5,796
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	12,060	12,254
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/29	3,005	2,995
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/29	7,740	7,696
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,385	2,342
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,010
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,472
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,503
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,180
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,092
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,044
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,714
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,225
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	28,685	28,843
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	20,916
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	9,881
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	40,000	40,320
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	10,900
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,347
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,796
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	3,936
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	849
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.150%	2/6/25	36,050	36,050
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,283
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,654
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	1,000	1,058
[3]	Worcester MA GO	4.000%	2/15/38	1,350	1,383
[3]	Worcester MA GO	4.000%	2/15/39	1,805	1,838
[3]	Worcester MA GO	4.000%	2/15/41	2,460	2,470
	Worcester MA GO	4.000%	2/15/44	3,680	3,651
					1,347,810
Michigan (2.4%)
[17]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,157
[17]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,480
[17]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,580
[17]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,342
[17]	Alpena MI Public Schools GO	4.375%	5/1/47	1,000	994
	Ann Arbor School District GO	5.000%	5/1/38	1,000	1,093
[17]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	2,995
[17]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,538
[17]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,140
[17]	Berkley School District GO	5.000%	5/1/40	450	496
[17]	Berkley School District GO	5.000%	5/1/41	775	845

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Berkley School District GO	5.000%	5/1/42	1,050	1,138
[17]	Berkley School District GO	5.000%	5/1/43	1,470	1,584
[17]	Berkley School District GO	5.000%	5/1/44	3,020	3,239
	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,189
	Bloomfield Hills School District GO	5.000%	5/1/42	550	589
	Bloomfield Hills School District GO	5.000%	5/1/43	500	534
[17]	Chippewa Valley Schools GO	5.000%	5/1/25	755	759
[17]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,018
[17]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,847
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,030
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,092
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,013
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	800	809
[17]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,501
[17]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,642
[3,17]	Detroit City School District GO	5.250%	5/1/27	1,210	1,271
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	3,250	3,582
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	3,000	3,348
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/41	3,250	3,491
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/42	2,000	2,139
	Detroit MI GO	5.000%	4/1/32	800	863
	Detroit MI GO	5.000%	4/1/33	1,525	1,637
	Detroit MI GO	5.000%	4/1/34	400	427
	Detroit MI GO	5.000%	4/1/36	1,800	1,905
	Detroit MI GO	5.000%	4/1/36	2,750	2,831
	Detroit MI GO	5.500%	4/1/36	435	469
	Detroit MI GO	5.000%	4/1/37	1,000	1,055
	Detroit MI GO	5.000%	4/1/39	1,900	1,984
	Detroit MI GO	5.500%	4/1/40	680	722
	Detroit MI GO	6.000%	5/1/43	475	530
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/32	2,000	2,219
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/33	2,000	2,233
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/34	1,750	1,952
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/35	2,000	2,224
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/36	1,000	1,108
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/37	1,800	1,986
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/38	2,000	2,203
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/39	1,500	1,649
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,154
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,058
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,003
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,436
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,370
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,676
[17]	East Lansing School District GO	5.000%	5/1/28	695	726
[17]	East Lansing School District GO	5.000%	5/1/29	500	522
[17]	East Lansing School District GO	5.000%	5/1/30	615	643
[17]	East Lansing School District GO	5.000%	5/1/31	1,955	2,041
[17]	East Lansing School District GO	5.000%	5/1/33	755	785
[17]	East Lansing School District GO	5.000%	5/1/34	1,540	1,599
[17]	East Lansing School District GO	5.000%	5/1/36	1,125	1,165
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,541
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,289
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	2,900	2,986
[3,17]	Fenton Area Public Schools GO	4.000%	5/1/42	2,320	2,289
[3,17]	Fenton Area Public Schools GO	4.000%	5/1/43	2,410	2,344
[3,17]	Fenton Area Public Schools GO	4.000%	5/1/45	2,580	2,471
[17]	Galesburg-Augusta Community Schools GO	3.000%	5/1/39	1,000	880
	Grand Rapids MI GO	5.000%	4/1/41	590	644
	Grand Rapids MI GO	5.000%	4/1/42	1,560	1,692
	Grand Rapids MI GO	5.000%	4/1/43	1,090	1,176
	Grand Rapids MI GO	5.000%	4/1/44	855	920
[3]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,183
[3]	Grand Rapids Public Schools GO	5.000%	5/1/39	750	836
[3]	Grand Rapids Public Schools GO	5.000%	5/1/40	1,050	1,161
[3]	Grand Rapids Public Schools GO	5.000%	5/1/41	1,200	1,309
[3]	Grand Rapids Public Schools GO	5.000%	5/1/42	1,225	1,329
[3]	Grand Rapids Public Schools GO	5.000%	5/1/43	1,700	1,836
[3]	Grand Rapids Public Schools GO	5.000%	5/1/44	1,450	1,558
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,805

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,167
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	9,772
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	24,655
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,733
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,870
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,475
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,570
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,585
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	4,465	5,054
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,769
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,540
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	5,660	6,370
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,747
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,100	1,223
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,000	1,112
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,483
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/41	1,145	1,264
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,713
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/42	1,200	1,316
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	1,025	1,116
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	2.350%	2/6/25	8,475	8,475
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,460
[3]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,793
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	35,294
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	65,513
[4]	Great Lakes Water Authority Water Revenue TOB VRDO	2.050%	2/3/25	16,680	16,680
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,674
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	946
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,284
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,023
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	14,372
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	6,939
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,163
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,170
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,620
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,436
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	917
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,503
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	816
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,498
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,074
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,009
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,560
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,507
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	7,044
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,039
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,631
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	809
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,708
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,500	1,698
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,073
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,781
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,125
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,068
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,866
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	3,054
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,949
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	600	667
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,861
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/41	700	773
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,865
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/42	1,015	1,113
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,614
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/43	1,325	1,443
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,850	1,928
[17]	Greenville MI Public Schools GO	3.000%	11/1/34	2,545	2,373
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,734
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,426
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,367
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,048

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,416
[17]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,080
[17]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,164
[17]	Hudsonville Public Schools GO	4.000%	5/1/35	560	573
[17]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,036
[17]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,035
[17]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,482
[17]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,047
[17]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,073
[17]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,306
	Huntington Woods MI GO	3.000%	10/1/40	1,440	1,227
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,584
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,820
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,898
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,927
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,955
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,738
[3]	Kalamazoo Public Schools GO	5.000%	5/1/42	1,125	1,191
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,015
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,168
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,056
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,065
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,211
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,174
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/32	1,000	1,127
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/33	1,000	1,136
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/34	1,100	1,259
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/35	1,535	1,743
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/36	1,110	1,258
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/37	2,000	2,249
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/38	1,750	1,959
[17]	Lake Orion Community School District GO	4.000%	5/1/30	575	598
[17]	Lake Orion Community School District GO	4.000%	5/1/31	400	417
[17]	Lake Orion Community School District GO	4.000%	5/1/33	600	628
[17]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,090
[17]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,578
[17]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,575
[17]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,055
[17]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,264
[17]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,105
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/34	310	352
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/35	275	314
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/36	850	967
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/37	1,250	1,412
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/38	1,700	1,910
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/39	1,300	1,453
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/40	1,700	1,884
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/41	1,900	2,084
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/42	1,555	1,697
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/43	1,700	1,846
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/44	1,000	1,080
[6,17]	L'Anse Creuse Public Schools GO	5.000%	5/1/45	1,370	1,474
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	3,265	3,399
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/40	2,750	3,043
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/41	2,000	2,200
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/42	2,930	3,206
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/43	3,750	4,084
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/44	3,000	3,253
[3]	Lansing MI GO	4.000%	6/1/39	3,570	3,577
[3]	Lansing MI GO	4.000%	6/1/40	1,000	992
[3,17]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,300
[3]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,676
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,682
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,716
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,647
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,112
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,298
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,901
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	3,500	3,582
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,170

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,031
[17]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,352
[17]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,085
[17]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,365
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	7,978
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,310
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	735
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	668
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	275
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	744
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	777
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,219
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,071
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,268
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,008
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,039
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,044
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,075
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,373
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,534
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,651
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,032
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	421
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	431
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	872
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	904
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	933
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	938
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	372
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	521
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	583
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	594
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	574
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,635
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,005
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,116
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,208
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	874
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,925
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,182
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,525	1,604
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,423
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,004
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,499
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,735
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,019
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,086
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,600	1,716
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,590
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	3,923
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,267
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,665
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/31	1,000	1,076
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,455
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	12,788
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/32	1,475	1,597
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,772
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,553
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/33	1,000	1,085
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/33	1,000	1,088
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,139
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/34	1,000	1,090
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/34	1,000	1,116
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,190
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,019
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,349
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,366
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,102
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,129

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	5,849
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,243
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,316
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,298
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/37	1,800	1,986
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	8,869
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,266
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,670
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,718
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	8,971
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,422
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/39	1,850	2,015
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,704
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/41	1,100	1,190
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,226
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/43	1,375	1,474
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	5,000	4,736
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/25	3,160	3,171
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/26	1,320	1,352
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/33	2,030	2,097
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/34	2,125	2,189
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/35	2,005	2,060
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/26	2,310	2,393
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/27	1,320	1,392
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/30	2,200	2,340
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/31	1,020	1,080
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/32	1,225	1,294
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/33	1,095	1,154
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/34	1,440	1,513
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/35	1,525	1,597
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/36	2,045	2,137
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/37	2,515	2,617
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/38	2,110	2,185
[1,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	2.050%	2/3/25	21,600	21,600
[4,6]	Michigan Finance Authority Revenue PUT	3.875%	2/1/28	30,000	30,096
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,359
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,006
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,138
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,524
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,028
[3]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,521
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	509
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,814
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,507
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,250	3,442
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,000	2,001
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,341
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,570	1,555
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,143
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,508
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,161
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,567
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,631
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	5,861
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,383
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	705
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,007
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	856
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,019

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,073
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,358
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,768
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,316
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,410
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/34	3,625	3,719
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,243
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	26,972
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,589
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	10,543
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	24,492
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,714
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,138
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,045
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,546
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/37	1,000	1,118
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,737
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/38	450	500
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/41	1,000	1,091
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/43	1,025	1,002
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,239
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,625
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,410
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,482
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	1,956
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,176
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	18,470	18,565
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	7,915	7,956
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	8,995	9,041
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/28	2,655	2,723
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,190	7,178
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/44	2,250	2,250
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	2,445	2,439
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,695	1,700
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	2,645	2,625
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	1,495	1,462
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	9,885	10,251
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	25,570	27,396
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	2,905	3,207
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/41	17,595	17,325
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,899
	Michigan State University College & University Revenue	5.000%	2/15/30	900	970
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,556
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,475
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,068
	Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,187
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,375
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	1,962
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,775
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,012
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,310
	Michigan State University College & University Revenue	5.250%	8/15/46	18,180	20,008
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,710	3,773
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,501
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,200
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,388
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,182
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	23,110	23,654
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	12,785	12,969
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	16,792
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	2,000	2,242
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	10,625	11,794
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	17,230	19,004
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	22,840	25,014
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	31,790	34,639
[17]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,102
[17]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,169
[17]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,245
[17]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,792
[17]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,071

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Northview Public Schools GO	2.000%	11/1/32	1,780	1,460
	Northville Public Schools GO	5.000%	5/1/40	880	943
	Northville Public Schools GO	5.000%	5/1/41	1,250	1,329
	Northville Public Schools GO	5.000%	5/1/42	1,630	1,722
	Northville Public Schools GO	5.000%	5/1/43	1,000	1,053
	Oakland University College & University Revenue	5.000%	3/1/25	540	541
	Oakland University College & University Revenue	5.000%	3/1/27	785	803
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,274
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,768
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,391
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,195
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,432
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,806
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,413
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,810
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,243
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,059
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,639
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,634
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,708
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,810
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,443
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,602
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,767
[17]	Okemos Public Schools GO	5.000%	5/1/41	400	434
[17]	Okemos Public Schools GO	5.000%	5/1/42	1,150	1,242
[17]	Okemos Public Schools GO	5.000%	5/1/43	550	591
[17]	Okemos Public Schools GO	5.000%	5/1/44	600	642
	Plymouth-Canton Community School District GO	5.000%	5/1/42	2,325	2,502
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,288
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,504
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,176
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,798
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,328
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,567
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,915
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,966
[17]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,050
[17]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,530
[17]	Rockford Public Schools GO	5.000%	5/1/38	670	736
[17]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,880
[17]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,876
[17]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,344
[17]	Rockford Public Schools GO	5.000%	5/1/42	3,700	3,963
[17]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,387
[17]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,323
[17]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,382
[17]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,460
[17]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,023
[17]	Saginaw City School District GO	4.000%	5/1/30	1,105	1,146
[17]	Saginaw City School District GO	4.000%	5/1/36	700	715
[17]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,249
[17]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,118
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,308
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,078
	Southfield MI GO	3.000%	5/1/33	2,630	2,473
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,181
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,004
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,647
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,478
	University of Michigan College & University Revenue	5.000%	4/1/36	1,260	1,351
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,224
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,334
[17]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,314
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,536
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,464
[17]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,497
[17]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,768
[17]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,514
[17]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,472

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren MI GO	5.000%	11/1/41	1,300	1,425
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,502
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,800
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,588
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	885
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,533
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	701
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,803
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,545
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	690
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	867
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	820
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,338
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	792
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	2,959
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,281
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,424
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,626
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	810
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,906
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	669
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,422
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	668
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,267
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	930
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	630
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,403
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,318
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,720
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,770
	West Ottawa Public Schools GO	5.000%	5/1/44	1,700	1,823
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	216
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	240
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	436
[3]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	218
[3]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	642
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	271
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	651
[3]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	649
[3]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	216
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	430
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	645
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	267
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	433
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	214
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	531
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	239
[3]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	422
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,895
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	3,944
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,000
[1]	Zeeland Public Schools GO	5.000%	5/1/43	1,730	1,828
					1,844,404
Minnesota (1.0%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/40	1,575	1,583
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/41	1,640	1,628
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/42	1,705	1,680
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	268
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	548
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,249
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	3,041
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,541
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,513
[14]	Freddie Mac Pool	3.100%	2/1/40	5,934	5,089
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/36	300	330
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/37	375	411
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/39	650	707
	Goodridge Independent School District No. 561 GO	4.000%	2/1/39	1,265	1,278
	Goodridge Independent School District No. 561 GO	4.000%	2/1/40	1,315	1,320

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Goodridge Independent School District No. 561 GO	4.000%	2/1/41	1,370	1,365
Hennepin County MN GO	5.000%	12/1/29	3,545	3,903
Hennepin County MN GO	5.000%	12/15/33	7,000	7,491
Hennepin County MN GO	5.000%	12/1/34	5,180	5,349
Hennepin County MN GO	5.000%	12/15/37	11,300	11,980
Hennepin County MN GO	5.000%	12/15/38	6,000	6,348
Hennepin County MN GO	5.000%	12/15/38	4,250	4,579
Hennepin County MN GO	5.000%	12/1/41	7,005	7,819
Mankato Independent School District No. 77 GO	4.000%	2/1/42	7,885	7,838
Mankato Independent School District No. 77 GO	4.000%	2/1/43	6,470	6,380
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,003
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,369
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,437
Metropolitan Council GO	4.000%	3/1/41	3,080	3,139
Metropolitan Council GO	4.000%	3/1/42	1,970	1,983
Minneapolis MN GO	3.000%	12/1/32	30	29
Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	3,730	3,757
Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,967
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	19,440	20,567
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,030	26,819
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,190
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,613
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	611
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,528
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	714
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	574
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,103
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	656
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	671
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	938
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	901
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	967
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	966
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,245
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,405
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,426
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,627
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,019
Minnesota (State Office Building Project) COP	5.000%	11/1/39	8,500	9,485
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,000	2,251
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,750	1,958
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,000	1,103
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,800	1,975
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	1,000	1,092
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	2,335	2,534
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	3,515	3,786
Minnesota GO	5.000%	8/1/26	13,000	13,444
Minnesota GO	5.000%	8/1/27	12,790	13,501
Minnesota GO	5.000%	8/1/28	13,105	14,097
Minnesota GO	5.000%	8/1/28	19,210	20,664
Minnesota GO	5.000%	8/1/29	9,550	10,455
Minnesota GO	5.000%	8/1/29	21,800	23,865
Minnesota GO	5.000%	8/1/29	4,405	4,822
Minnesota GO	5.000%	8/1/34	10,000	10,277
Minnesota GO	5.000%	8/1/35	9,535	9,790
Minnesota GO	5.000%	10/1/37	5,000	5,225
Minnesota GO	5.000%	8/1/40	10,610	11,761
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,047
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,093
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	209
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,148
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	604
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,207
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	451
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,262
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,321
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,389
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,453
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	694
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,527

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	319
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	689
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	2,005	2,176
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/41	2,210	2,388
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/42	1,725	1,855
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/43	2,650	2,837
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/44	2,690	2,868
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,625	1,684
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	2,165	2,307
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,338
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,276
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,466
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,581
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,257
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,755
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,336
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	179
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	139
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	168
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	230
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	167
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	171
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	354
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	233
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	289
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	690
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/43	4,745	3,785
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/44	525	399
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	13,883	11,454
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	2,815	2,823
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,706	2,686
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	11,730	11,457
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	9,180	9,087
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	8,600	9,062
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	4,130	4,451
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	2,655	2,976
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	11,190	12,665
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	30,160	30,539
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.915%	12/1/52	17,000	17,080
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	14,595	15,277
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	11,620	12,163
	Moorhead Independent School District No. 152 GO	2.625%	2/1/39	10,025	8,224
	Moorhead Independent School District No. 152 GO	3.000%	2/1/42	2,990	2,569
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/42	1,350	1,348
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,411
	Osseo Independent School District No. 279 GO	4.000%	2/1/38	27,755	28,246
	Osseo Independent School District No. 279 GO	4.000%	2/1/42	6,220	6,190
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/37	19,000	19,700
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/39	20,750	21,045
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/40	21,250	21,429
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/41	17,400	17,452
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/43	18,500	18,266
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,729
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/41	6,185	6,196
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/42	7,290	7,255
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	765	855
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	750	844
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/38	2,265	2,514
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	2,000	2,202
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/40	5,000	5,470
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	832
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	805
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,970	2,025
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,131
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,214
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,459
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,438
	Stillwater Independent School District No. 834 GO	5.000%	2/1/26	7,565	7,732
	University of Minnesota College & University Revenue	5.000%	9/1/39	1,120	1,155
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,104

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	3,900	3,688
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,743
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	3,860
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,071
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,728
	Westonka Independent School District No. 277 GO	4.000%	2/1/42	2,595	2,580
	Westonka Independent School District No. 277 GO	4.000%	2/1/43	910	898
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	7,465	7,231
					791,247
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,704
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,904
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,542
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,823
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,923
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,587
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,446
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,206
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,090
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,511
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/29	5,545	5,963
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/30	4,090	4,460
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/31	2,590	2,859
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/32	11,500	12,809
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	6,165
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	8,300
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,447
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/31	2,890	3,190
[4]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	1,000	816
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/29	3,000	3,226
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/30	3,000	3,271
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/31	5,000	5,519
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/32	10,000	11,139
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,177
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,837
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/28	775	826
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/31	1,000	1,068
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/32	1,500	1,595
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/33	1,710	1,815
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/34	870	921
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/35	1,380	1,456
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/36	1,000	1,053
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/37	665	698
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,184
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,636
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,577
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,830
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,711
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/33	1,000	1,047
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/34	4,165	4,354
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	3,000	3,130
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	10,935
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,561
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	11,690	11,643
	Mississippi GO	5.000%	10/1/29	15,080	15,874
	Mississippi GO	4.000%	12/1/32	10	10
	Mississippi GO	4.000%	10/1/36	4,000	4,021
	Mississippi GO	4.000%	10/1/38	2,000	2,006

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,298
Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,856
Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,774
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,153
Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/39	9,335	9,345
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,205	2,162
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,052
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	848
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	846
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	784
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	780
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,043
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/27	1,200	1,233
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/28	3,495	3,639
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,360	1,432
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,150	1,211
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/31	2,215	2,350
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/32	1,750	1,853
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/33	1,750	1,850
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/34	1,600	1,687
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	882
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,017
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,102
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/32	260	293
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/34	300	343
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/35	375	425
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/36	500	564
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/37	750	841
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/38	750	835
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/39	800	887
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/40	1,000	1,101
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/42	1,150	1,247
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/43	1,250	1,347
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/44	750	805
Mississippi Tobacco & Liquor Taxes Revenue	4.000%	10/1/45	1,200	1,156
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,550
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,584
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,546
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,744
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,220
				279,550
Missouri (0.9%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/35	10,010	10,176
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/36	5,925	6,017
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/38	9,810	9,882
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/39	5,315	5,343
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/25	1,000	999
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/26	750	746
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,041
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,039
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,447
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,540	1,590
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,070	1,104
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	773
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,629
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,671
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,645
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,400
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,360
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,669
Independence MO School District GO	3.250%	3/1/40	1,850	1,711
Independence MO School District GO	3.250%	3/1/41	2,650	2,421

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/40	3,500	3,000
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	7,842
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	12,766
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,659
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,443
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,772
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,910
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,673
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/42	3,125	3,553
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/43	3,700	4,188
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/44	2,280	2,571
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/35	300	280
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/37	600	547
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	3,991	3,963
Kansas City MO GO	4.000%	2/1/25	575	575
Kansas City MO GO	5.000%	2/1/29	750	810
Kansas City MO GO	5.000%	2/1/30	800	878
Kansas City MO GO	4.000%	2/1/43	7,300	7,126
Kansas City MO GO	4.000%	2/1/43	1,350	1,319
Kansas City MO GO	4.000%	2/1/44	1,725	1,673
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,144
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,191
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,741
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,593
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,123
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/37	2,500	2,299
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/38	500	563
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	675	752
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,875	2,073
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/41	1,310	1,437
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,082
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,245
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,016
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/32	1,300	1,452
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,645	1,831
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/38	1,655	1,801
Kansas City MO Water Revenue	5.000%	12/1/38	785	880
Kansas City MO Water Revenue	5.000%	12/1/39	625	697
Kansas City MO Water Revenue	5.000%	12/1/41	1,200	1,321
Kansas City MO Water Revenue	5.000%	12/1/42	1,895	2,075
Kansas City MO Water Revenue	5.000%	12/1/43	1,000	1,088
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,855	1,912
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/37	2,000	2,148
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/38	3,355	3,583
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/39	2,150	2,283
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/40	1,250	1,321
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/41	2,025	2,126
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	4,090	4,097
Liberty Public School District No. 53 GO	5.000%	3/1/40	2,300	2,470
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/33	5,500	5,205
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,435
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,474
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,064
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,009
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	4,858
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,014
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,498
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,023
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,465
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,081
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,046
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,906
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,001
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,012
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,136
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,238
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,446
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,511
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,294
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,360	2,624

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,585
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	6,840	6,857
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,927
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	29,000	29,028
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	522
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,371
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	468
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,657
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,804
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,837
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	524
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,500
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,364
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	858
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,744
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	600
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	1,980	1,826
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,565	2,574
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,850
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/42	3,000	3,344
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/43	4,200	4,656
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/44	5,000	5,515
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	990	990
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	1,150	1,167
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	1,000	1,010
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	1,150	1,161
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/30	510	514
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,350	1,362
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,165	1,245
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	500	504
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	795	855
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/33	550	554
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/31	400	428
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/32	1,265	1,361
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/33	1,290	1,395
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/34	3,560	3,866
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/36	3,945	4,241
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/42	15,855	16,558
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	15,971	16,838
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	6,920	7,271
Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/26	35,000	35,979
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/47	490	398
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	2,645	2,627
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,220	1,203
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	10,300	10,213
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,660	3,785
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	2,865	3,040
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/37	665	733
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/38	415	454
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/39	910	991
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/40	515	556

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/41	660	708
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/42	615	658
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,646
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,041
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/43	2,995	3,271
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/32	1,660	1,838
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/33	3,000	3,348
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/34	2,425	2,725
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,922
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,369
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,522
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	5,245	5,274
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/34	6,800	6,941
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/36	10,000	10,193
	Republic School District No. R-3 GO	4.000%	3/1/40	1,250	1,255
	Republic School District No. R-3 GO	4.000%	3/1/41	1,510	1,505
	Springfield School District No. R-12 GO	4.000%	3/1/41	4,345	4,341
	Springfield School District No. R-12 GO	4.000%	3/1/42	5,390	5,380
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/31	5,585	5,690
	St. Charles School District GO	3.000%	3/1/39	3,025	2,649
	St. Charles School District GO	3.000%	3/1/40	2,000	1,714
	St. Charles School District GO	3.000%	3/1/41	1,800	1,516
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,725	10,809
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,500	1,550
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/43	7,155	7,050
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,684
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,349
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,886
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,700	1,933
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,400
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,250	1,433
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,570	6,080
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,000	2,173
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	2,250	2,436
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,367
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,096
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,677
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	3,155
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,267
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,917
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	2,080	2,047
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,000	949
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	3,475	3,179
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	3,100	2,729
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	2,320	1,963
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	3,105	2,523
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/33	2,000	1,433
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/40	2,250	2,360
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,579
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,237
	St. Louis School District (Direct Deposit Program) GO, Prere.	4.000%	4/1/26	4,835	4,899
[3]	St. Louis School District GO	5.000%	4/1/38	2,000	2,179
[3]	St. Louis School District GO	5.000%	4/1/39	6,725	7,265
[3]	St. Louis School District GO	5.000%	4/1/40	7,130	7,658
	Union R-XI School District GO	4.000%	3/1/34	1,290	1,307
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,116
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	20,975	23,404
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	3,000	3,346
	University of Missouri of Curators College & University Revenue	5.000%	11/1/31	2,000	2,260
	University of Missouri of Curators College & University Revenue	5.000%	11/1/32	2,305	2,632
	University of Missouri of Curators College & University Revenue	5.000%	11/1/33	2,500	2,884
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	11,445	13,324
					722,646
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	13,650	13,650
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	3/1/34	3,750	3,716
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	12,535	12,704

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	4,020	3,998
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/54	1,735	1,889
[15]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,454
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/28	1,835	1,826
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	518
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,581
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	455	477
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,717
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,076
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	513
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,059
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,134
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	422
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,270
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,077
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	609
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,838
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,079
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	441
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	646
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,733
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	694
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,288
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,302
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,005
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,263
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,627
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	827
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/40	2,020	1,729
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,359
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	816
					84,666
Multiple States (0.8%)
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,330	12,088
[4,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	31,175	26,298
[4,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	18,860	16,621
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.759%	8/25/41	3,998	4,111
[4,14]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	45,555	39,661
[4,14]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	46,790	40,166
[4,14]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	30,420	26,252
[2,14]	Freddie Mac Multifamily Certificates	3.261%	12/25/38	27,956	23,947
[2,14]	Freddie Mac Multifamily Certificates	4.299%	5/25/41	19,430	18,687
[2,14]	Freddie Mac Multifamily Certificates	4.616%	8/25/41	57,374	57,559
[2,14]	Freddie Mac Multifamily Certificates	4.758%	8/25/41	3,998	4,053
[4,14]	Freddie Mac Multifamily Certificates	4.700%	4/25/42	18,036	17,993
[2,14]	Freddie Mac Multifamily Certificates	3.084%	4/25/43	60,403	50,126
[4,14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	42,812	37,208
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	18,883	17,706
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	47,272	42,057
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/36	53,044	51,438
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	19,664	15,860
[4,14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,858	8,814
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.140%	1/25/40	35,706	34,312
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.551%	8/25/40	26,811	26,439
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	36,452	36,261
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	17,190	16,815
					624,472
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,410
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,094
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,296
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,291
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,501
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	27,525	29,853
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	161,760	169,385
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	51,760	53,959

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	32,485	32,559
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	530
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	645
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	489
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	300
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	647
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	427
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	521
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,188
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	557
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	289
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,032
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,173
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,791
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,265
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,917
Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,478
Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/41	1,605	1,571
Elkhorn School District GO	4.000%	12/15/32	325	334
Elkhorn School District GO	4.000%	12/15/33	375	385
Elkhorn School District GO	4.000%	12/15/34	350	359
Elkhorn School District GO	4.000%	12/15/35	350	358
Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/28	2,100	2,094
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,801
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,105
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,220
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,292
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	754
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,417
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	800
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	502
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	4,045	3,959
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,430	3,337
Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,000	5,305
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,789
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,035
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,181
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,359
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,421
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,037
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,668
Omaha NE GO	5.000%	4/15/30	345	380
Omaha NE GO	5.000%	4/15/40	740	820
Omaha NE GO	5.000%	4/15/41	900	987
Omaha NE GO	5.000%	4/15/42	775	844
Omaha NE GO	5.000%	4/15/43	800	869
Omaha NE Sewer Revenue	4.000%	4/1/34	650	672
Omaha NE Sewer Revenue	4.000%	4/1/35	500	515
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,394
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,528
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,693
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,260
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,639
Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/40	2,500	2,147
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,439
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	1,938
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	4,500	4,908
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,685	1,838
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,225	1,342
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	4,280	4,625
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,500	1,621
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,245	1,353
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/44	1,270	1,374
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/45	1,295	1,393
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	2,175	2,275
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,016
Omaha School District GO	5.000%	12/15/27	2,000	2,115
Omaha School District GO	3.000%	12/15/35	2,700	2,499
Omaha School District GO	3.000%	12/15/42	1,000	827
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/34	3,375	3,796

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	2,000	2,255
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,893
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,875
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	1,981
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,510
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,606
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,075
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,035
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,254
					471,271
Nevada (1.0%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/34	980	1,006
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	20,988
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	18,652
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,474
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,725
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,481
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	825	825
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,624
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,487
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,300
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	10,790
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,845
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,727
[3]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	8,425	8,458
	Clark County NV GO	5.000%	6/1/27	2,625	2,758
	Clark County NV GO	4.000%	11/1/31	5,950	6,027
	Clark County NV GO	5.000%	11/1/31	1,645	1,652
	Clark County NV GO	4.000%	6/1/32	12,000	12,190
	Clark County NV GO	4.000%	11/1/32	1,015	1,026
	Clark County NV GO	5.000%	11/1/32	3,000	3,227
	Clark County NV GO	5.000%	6/1/35	1,315	1,382
	Clark County NV GO	3.000%	7/1/35	1,180	1,102
	Clark County NV GO	4.000%	12/1/36	15,050	15,237
	Clark County NV GO	4.000%	12/1/37	18,825	19,003
	Clark County NV GO	5.000%	6/1/38	12,290	12,827
	Clark County NV GO	4.000%	12/1/38	21,055	21,164
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	24,419
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	12,849
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,633
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,073
[3]	Clark County School District GO	5.000%	6/15/28	9,530	9,981
[3]	Clark County School District GO	4.000%	6/15/30	10,505	10,700
[3]	Clark County School District GO	4.000%	6/15/31	10,930	11,109
	Clark County School District GO	5.000%	6/15/31	13,955	15,476
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,675
	Clark County School District GO	5.000%	6/15/32	15,735	17,627
[1]	Clark County School District GO	3.000%	6/15/33	6,585	6,318
[3]	Clark County School District GO	4.000%	6/15/33	11,920	12,260
	Clark County School District GO	5.000%	6/15/33	15,630	17,668
[1]	Clark County School District GO	3.000%	6/15/34	10,920	10,333
[3]	Clark County School District GO	4.000%	6/15/34	12,400	12,676
	Clark County School District GO	4.000%	6/15/34	5,000	5,012
[3]	Clark County School District GO	5.000%	6/15/34	1,000	1,082
	Clark County School District GO	4.000%	6/15/35	14,910	14,934
	Clark County School District GO	4.000%	6/15/35	10,375	10,392
[3]	Clark County School District GO	5.000%	6/15/35	1,350	1,457
[3]	Clark County School District GO	4.000%	6/15/36	1,250	1,279
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,666
	Clark County School District GO	3.000%	6/15/37	8,730	7,943
[3]	Clark County School District GO	4.000%	6/15/37	1,250	1,272
	Clark County School District GO	3.000%	6/15/38	11,595	10,374
[3]	Clark County School District GO	4.000%	6/15/38	1,000	1,013
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,111
	Clark County School District GO	3.000%	6/15/39	9,395	8,273
[3]	Clark County School District GO	4.000%	6/15/39	1,000	1,005
	Clark County School District GO	3.000%	6/15/40	11,760	10,212
	Clark County School District GO	5.000%	6/15/40	9,000	9,807
	Clark County School District GO	3.000%	6/15/41	10,760	9,181

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,120
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,012
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	583
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	970
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,867
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,729
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	308
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,500	1,672
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/37	1,350	1,406
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,350	1,494
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,725	1,792
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/39	700	768
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/40	1,250	1,363
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/41	1,990	2,151
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/42	2,365	2,545
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	2,300	2,464
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,668
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/39	400	405
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	233
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	540	472
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	525	459
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	515	443
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	825	670
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,621
	Las Vegas Valley Water District GO	3.000%	6/1/32	8,085	7,768
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,436
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,239
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,129
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,219
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	20,794
	Las Vegas Valley Water District GO	4.000%	6/1/39	3,300	3,333
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,746
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	9,257
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,084
	Las Vegas Valley Water District GO	4.000%	6/1/43	3,500	3,450
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	28,448
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	26,536
	Nevada Highway Improvement Fuel Sales Tax Revenue	3.000%	12/1/39	1,155	1,032
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	6,490	6,506
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	3,250	3,210
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	5,725	5,682
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	3,380	3,297
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,875	2,981
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	750	778
[4]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	2.070%	2/3/25	20,100	20,100
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,105	1,120
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	531
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	530
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	473
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	523
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	642
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	521
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	519
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	674
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	600	672
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	548
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	600	651
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	650	702
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	690	742
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	650	696
[18]	Storey County School District GO	5.000%	6/1/28	985	1,052
[18]	Storey County School District GO	5.000%	6/1/29	1,925	2,090
[18]	Storey County School District GO	5.000%	6/1/30	2,020	2,227
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,207
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,376
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,799
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,794
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	540	552
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/38	4,500	4,693
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	7,750	7,992

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	1,255	1,291
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	2,800	2,811
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	1,375	1,380
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,289
[3]	Washoe County NV School District GO	3.000%	10/1/35	2,000	1,826
	Washoe County NV School District GO	3.000%	6/1/39	6,960	6,381
	Washoe County NV School District GO	3.000%	6/1/40	5,670	5,094
	Washoe County NV School District GO	4.000%	6/1/40	4,490	4,515
	Washoe County NV School District GO	3.000%	6/1/41	7,385	6,505
	Washoe County NV School District GO	4.000%	6/1/41	8,830	8,819
	Washoe County NV School District GO	3.000%	6/1/42	6,105	5,305
	Washoe County NV School District GO	3.000%	6/1/44	8,070	6,796
					776,365
New Hampshire (0.5%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	77,518	77,247
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,067
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,778
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,746
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	840	828
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	855
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	768
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	652
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	4,015	4,096
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	994
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,284
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	2,295	2,374
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,326
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,503
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	490
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	13,615	13,659
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	2,629	2,628
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	17,907	17,818
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	2,100	2,086
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	2,260	2,267
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,899	2,890
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	61,714	58,743
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	38,844	36,436
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	26,516	25,903
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.035%	10/20/41	17,325	16,422
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,620
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	8,300	8,501
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,180	2,187
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,840
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,840
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,770	2,780
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,949
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,078
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,880	3,151
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	507
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	3,020	3,321
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	435
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,175	2,387
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	707
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	3,205	3,502
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,700
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	669
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	739
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,894
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	5,035	5,425
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,231
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	28,590	26,773
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,005	1,075
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,523
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/34	4,365	3,573
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/43	1,000	982
[1]	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	7/1/27	2,305	2,421

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	7/1/28	1,700	1,813
					419,483
New Jersey (3.3%)
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,853
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,086
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/42	530	570
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	500	540
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	280	302
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	1,050	1,147
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	395	432
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	935	1,031
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	430	474
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	2,000	2,224
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	810	901
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/33	2,510	2,811
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/33	1,110	1,243
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/34	2,380	2,683
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/34	1,000	1,127
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/35	765	859
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/35	750	842
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	1,000	1,118
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	1,230	1,366
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/38	1,000	1,105
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	13,061
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	10,524
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	12,885
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,839
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,780
[3]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,713
[3]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,778
[3]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,650
[3]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,502
	Essex County NJ GO	2.000%	9/1/39	3,750	2,774
	Essex County NJ GO	2.000%	9/1/40	3,750	2,726
	Essex County NJ GO	2.000%	9/1/41	3,750	2,658
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,342
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	5,614
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,728
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	7,324
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	9,013
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	5,009
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,791
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,015
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,866
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,790
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,274
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,352
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,815
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,749
[4]	Mercer County NJ GO TOB VRDO	1.850%	2/3/25	34,900	34,900
[1]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,839
[1]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,953
[1]	Montclair Public Schools GO	3.250%	1/15/37	4,200	3,991
[1]	Montclair Public Schools GO	3.250%	1/15/38	2,200	2,065
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	26,537
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	36,904
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,215
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	34,589
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,746
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,446
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	9,973
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	773

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,659
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,260	13,093
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,155
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	931
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	7,891
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,028
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,757
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	937
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,548
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	511
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,669
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,016
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,013
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	604
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	696
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	413
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,463
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/28	1,440	1,534
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/32	2,730	2,944
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/34	2,025	2,174
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,540	2,720
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,045
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	8,495	8,572
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	33,798
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	34,675
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,030
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26	1,000	1,025
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27	1,695	1,767
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28	2,000	2,069
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29	2,000	2,067
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	1,500	1,550
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,308
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	815	813
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	23,950	23,988
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,145
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,400	5,552
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,115
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	23,878
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	8,003
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,431
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,153
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,147
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,570
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,724
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,704
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	1,850	1,850
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,498
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/34	4,500	4,687
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/35	2,500	2,600
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,159
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	2,275	2,267
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,930
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,421
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,264
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,339

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,861
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,350	1,510
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,561
	New Jersey GO	2.000%	6/1/26	2,040	2,001
	New Jersey GO	5.000%	6/1/29	25,365	27,577
	New Jersey GO	4.000%	6/1/30	16,700	17,564
	New Jersey GO	2.000%	6/1/31	20,500	18,292
	New Jersey GO	2.000%	6/1/32	9,885	8,641
	New Jersey GO	3.000%	6/1/32	31,975	31,084
	New Jersey GO	2.000%	6/1/35	21,090	17,168
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/33	2,400	2,523
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,692
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,855
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,462
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,089
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,459
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,271
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,159
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,040
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	8,355	8,748
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,143
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,165	1,247
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,705	4,952
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,225	1,314
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,990	6,325
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,285	1,369
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,790	5,041
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,350	1,434
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,728
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,046
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,280	1,334
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,393
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,188
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,820	2,855
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	738
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,740
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,320	3,331
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	868
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,515
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	877
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,545	1,538
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,545	1,539
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	1,000	999
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	905
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,501
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,315	5,482
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,734
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	25,078
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,315	1,378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	23,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	21,655
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,095	1,168
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	36,938
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	31,523
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,355	2,552
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	22,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,996
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,835	15,164
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,150	19,574
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	31,160	25,415
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,902
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,246
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	35,709

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	17,864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	15,150	16,080
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	6,000	6,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	11,295	11,962
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	5,000	5,116
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,255	4,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,964
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,195	2,460
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	23,500	14,728
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	14,000	8,774
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	4,225	4,711
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	2,000	2,218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	6,760	3,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,408
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	11,880	11,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	5,375	5,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,046
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,200	5,549
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,900	2,134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,750	1,959
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	7,500	8,453
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,750	1,980
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,660	2,950
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	5,000	5,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	3,325	3,669
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	6,250	6,966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	11,735	11,745
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	9,000	9,974
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,420	7,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	10,500	11,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	10,966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/41	13,000	14,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	13,340	14,498
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	6,150	6,645
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,108
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,732
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,625
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,493
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,519
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,907
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	10,410	10,418
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,614
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,174
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,582
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	2,500	2,692
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	31,830	35,769
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	38,500	43,670
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	30,000	34,309
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	29,155	33,385
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,000	2,242
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,575
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	14,750	16,704
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,000	3,327
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	8,800	9,779
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	4,750	5,337
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	4,000	4,380
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,671
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/34	4,000	4,575
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/35	2,750	3,150

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/40	1,925	2,140
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/41	1,000	1,103
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,695
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	48,105	27,223
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	43,800	23,502
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	3,994
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,000	2,083
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	10,220	10,390
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,003
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	30,805
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,175
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,451
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	20,000	22,449
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	28,597
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,272
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	16,000	18,144
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,054
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	68,714
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,395	7,763
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	14,000	16,012
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,029
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,302
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,815	3,816
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	25,000	27,369
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	6,000	6,552
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	8,875	9,673
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,436
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	3,000	3,256
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,633
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,931
	Pennsauken Township NJ GO	4.000%	3/1/37	2,205	2,268
	Pennsauken Township NJ GO	4.000%	3/1/38	2,295	2,343
	Pennsauken Township NJ GO	4.000%	3/1/39	2,390	2,426
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,257
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,503
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,034
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,290	1,401
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,192
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,354
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,002
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,081
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	269
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	952
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,002
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	8,650	8,665
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,858
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,066
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	19,862
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	27,707
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,330	4,511
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	17,986
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	8,220	8,551
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	25,070	26,038
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	26,089
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	11,750	12,156
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	35,099
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	30,922
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	38,076
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,415	3,346
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,114
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,813
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,641
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,099
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,855
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,788
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,775
					2,533,067

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Mexico (0.2%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,511
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	620
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	378
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/33	14,960	12,396
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/33	21,350	17,690
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,815	2,856
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	17,187
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,005	4,064
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,565	4,632
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	13,420	11,898
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	20,390	18,078
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	9,850	9,975
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,557
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	900	937
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	870
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,445
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,043
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	2,040	2,001
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	1,360	1,314
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	952
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,059
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	1.850%	2/3/25	2,800	2,800
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,019
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,070
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,478
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,027
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,027
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,719
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,523
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,785	1,808
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	3,645	3,558
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	3,250	3,169
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,830	1,960
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	11,200	11,237
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	1,435	1,429
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	669
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	488
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.000%	5/1/33	3,785	3,651
					160,095
New York (13.0%)
[4]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	2.100%	2/3/25	95,100	95,100
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,522
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,973
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,076
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,698
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	7,113
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	13,460
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	10,102
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,969
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,460	2,615
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,285
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,303
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,010
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	1,565	1,532
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/36	1,600	1,529
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/35	1,200	1,111
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,379
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,028
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,037
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,061
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	607

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/32	1,150	1,205
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/31	575	617
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/32	560	603
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/33	590	632
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/36	430	455
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/37	1,390	1,466
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/42	2,500	2,576
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,496
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,684
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,329
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,761
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.100%	2/3/25	34,300	34,300
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	900	904
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,040
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	430	438
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	960	977
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	1,010	1,050
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	185	188
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	380	386
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	200	203
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	476
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	475	501
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	500	526
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/35	520	506
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/36	540	522
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/38	580	544
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/39	605	558
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/40	625	571
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/42	675	605
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,314
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,212
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,480
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,574
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,056
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	22,960
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	1,105	1,117
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	30,328
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,134
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	20,025	20,226
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	29,892
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,695
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	45,510
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	8,803
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	47,860
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,279
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,883
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,078
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	13,230

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	10,022
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	9,460	10,088
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/42	8,000	7,895
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	9,835	9,690
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	5,000	5,288
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	7,200	7,721
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	24,145	24,767
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,661
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/30	19,000	20,981
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,604
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,216
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,477
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,519
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	46,487
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	44,360
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	1,000	967
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	655
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	600
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	547
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	911
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,358
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,898
[14]	Freddie Mac Pool	4.400%	10/1/40	16,000	16,162
[14]	Freddie Mac Pool	4.350%	4/1/41	4,448	4,297
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	459
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	649
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	806
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	879
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,282
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	2,005
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,860
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	440
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,243
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	14,544
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	29,744
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	25,066
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	16,552
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/40	5,000	5,029
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	12,886
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	3,068
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,578
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,152
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,045
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,106
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,812
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,081
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,202
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,050
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,630
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,765
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,157
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	20,675
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,593
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	11,480	11,228
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/30	8,815	9,152
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,060
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,350
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,247
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	11,800
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,601
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,195
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,146
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	61,495
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,026
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/41	1,855	2,059
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/42	4,500	5,059
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	1,345	1,471
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	3,725	4,048
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/45	6,630	7,316
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/47	9,860	10,575

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	6,010
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	318
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	376
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,148
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,898
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,446
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,961
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,749
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,790
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,723
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,926
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	45,285	47,794
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	862
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	9,730	10,741
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,697
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	64,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,576
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	805
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	657
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,500	8,327
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,641
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	30,000	33,652
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	32,120	36,120
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	369
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,233
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,213
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	41,325	41,493
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	3,260	3,443
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,847
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,000	7,620
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	13,760	15,033
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	28,000	27,450
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	14,495	14,210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	10,705	11,606
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	12,064
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	21,000	20,369
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,720	16,217
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	7,440	8,011
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	4,300	4,128
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,505	6,244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	1,200	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	13,410	14,234
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,000	3,777
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	3,500	3,625
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	36,536
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/29	2,290	2,396
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33	1,765	1,837
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,160
	Monroe County NY GO	2.000%	6/1/33	1,755	1,480
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/37	745	820
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/38	800	877
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/40	1,150	1,240
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/41	1,000	1,069
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/42	1,000	1,064
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/44	1,615	1,704
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/29	1,325	1,413

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	3,250	3,492
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/31	4,225	4,516
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/35	2,750	2,705
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	1,745	1,709
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	4,000	3,197
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,768
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,243
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,094
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	650	662
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	1,070	1,088
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,651
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,409
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,049
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	7,860	7,484
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	14,900	12,399
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	24,175
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/43	1,000	1,012
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,060	4,998
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	940	929
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	15,751
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,415
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,500
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,360
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	31,785	31,861
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	1,000	1,009
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	18,750	18,956
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,800	5,925
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,315	12,362
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	4,470	4,435
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/32	2,405	2,474
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	2,005	1,826
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	1,500	1,299
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	3,000	2,548
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,749
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,679
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	28,086
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	15,361
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,523
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,139
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	208
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	2,460	2,495
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	10,205	10,656
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	9,820	10,309
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,190	5,270
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	586
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	22,165	22,482
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	9,000	10,599
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,470
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,040	1,046
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,795	1,861
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,000	1,035
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	26,945	28,063
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	15,040	15,805
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,244
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,000	2,070
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,940	1,960
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,329
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	8,100	8,144
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,326
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	100,610	106,450
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,709
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	7,112
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,000	3,185
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,000	8,376
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,500	2,594

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,190	6,536
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,000	2,001
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	10,004
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	9,805
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,352
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	9,854
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	24,685	24,606
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	3,000	3,259
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,150	2,321
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,859
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	14,300	13,876
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	33,090	35,592
New York City Municipal Water Finance Authority Water Revenue VRDO	1.550%	2/3/25	14,615	14,615
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,141
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,106
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,332
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,323
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,064
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,085
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,083
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,151
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	17,296
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,263
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,228
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	29,860
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,629
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/41	1,355	1,137
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,161
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,400	5,413
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,820	4,027
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	1,195	1,260
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,094
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,556
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	887
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,117
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,532
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	2,919
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,241
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,867
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,049
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,033
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,492
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,364
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	11,475	11,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	3,560	3,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	16,556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	3,500	3,621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	10,907
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	14,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	20,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,300	8,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	14,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	25,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	25,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	9,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	9,859
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	19,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	17,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,460	5,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	20,812
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	15,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	29,954
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,160

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	25,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,910	3,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	13,000	13,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	25,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	18,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	49,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	27,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	3,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	22,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	6,620	7,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	7,645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	4,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	9,000	9,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	25,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	36,793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	11,940	10,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	24,035	24,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	11,000	11,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	6,027
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	9,185	9,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,060	2,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,017
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	5,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,445	1,516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	21,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	4,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	10,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,531
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,687
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,849
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,400	2,662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	1,370	1,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,935	6,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	14,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	23,402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	11,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	28,975	29,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	1,415	1,423

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	10,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	3,130	3,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	27,000	22,846
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	13,933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	9,810	10,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,986
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	31,496
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	9,325	10,276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	16,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	4,960	4,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	14,770	14,793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,675	1,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	17,783
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,185	3,474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	4,795	5,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	31,150	25,933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	34,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	20,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	24,873
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	12,565	12,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	3,000	3,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	7,105	7,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	14,750	15,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,300	4,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,000	986
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	6,085	6,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	15,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	4,100	4,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	4,000	4,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	11,150	10,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.750%	2/3/25	3,825	3,825
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/35	1,000	1,001
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	2,000	2,100
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,120	2,267
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	14,185	15,304
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,500	4,893
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,087
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,160	5,658
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	10,000	11,034
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,000	2,207
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	1,625	1,793
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	6,200	6,894
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,595
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,080	6,803
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	17,345	19,524
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	5,000	5,657
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,620	4,095
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	2,755	3,117
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	2,645	2,992
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	20,375	23,175
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	33,655	38,279
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	3,500	3,990
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	2,850	3,249
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	1,975	2,265
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	2,700	3,105
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	2,655	3,046
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	4,630	5,305
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	12,890	14,635
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,000	4,538
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,241
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	16,250	18,347
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,000	3,345

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	4,220	4,715
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	6,000	6,644
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	2,000	2,300
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,500	1,669
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	14,000	15,370
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	5,000	5,513
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	4,870	5,392
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	1,000	1,107
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	6,965	7,955
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,500	1,654
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	5,425	5,913
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	13,000	14,142
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	10,000	10,920
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	6,480	7,103
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,500	1,703
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	11/1/42	1,000	994
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	6,930	7,487
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	8,000	8,628
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	16,000	17,316
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	14,650	15,908
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/43	5,000	5,643
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	7,500	8,068
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	9,000	9,697
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	36,625	39,586
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	8,605	9,301
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	6,500	7,295
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/45	13,000	13,934
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/45	10,000	10,767
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/46	4,345	4,643
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	6,050	6,474
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	10,000	10,731
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	28,160	30,027
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	11,000	11,761
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/47	5,805	6,207
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,626
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	9,730	10,092
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	29,103
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,679
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,128
[4]	New York GO TOB VRDO	1.900%	2/3/25	3,705	3,705
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,553
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	6,316
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	117,625	109,819
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	35,790	33,247
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	42,350	38,978
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	8,964
[3]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,435
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	8,173
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,680	10,968
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,463
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,898
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,953
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,463
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,733
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,857
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,769
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,502
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	93,117
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,326
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	11,377
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,118
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	1,996
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	4,600	4,547
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	4,095	4,011
	New York NY GO	5.000%	8/1/25	5	5
	New York NY GO	5.000%	8/1/25	3,630	3,670
	New York NY GO	5.000%	12/1/25	18,090	18,426
	New York NY GO	5.000%	8/1/26	24,805	25,630
	New York NY GO	5.000%	8/1/26	12,875	13,303
	New York NY GO	5.000%	8/1/26	1,785	1,844

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/27	1,000	1,054
New York NY GO	5.000%	8/1/28	30,305	31,864
New York NY GO	5.000%	8/1/28	1,640	1,760
New York NY GO	5.000%	3/1/29	5	5
New York NY GO	5.000%	8/1/29	1,975	2,074
New York NY GO	5.000%	8/1/29	3,900	4,254
New York NY GO	5.000%	8/1/29	1,000	1,091
New York NY GO	5.000%	8/1/29	1,000	1,091
New York NY GO	5.000%	8/1/30	5,545	6,137
New York NY GO	5.000%	3/1/31	5	5
New York NY GO	4.000%	8/1/31	20,000	20,171
New York NY GO	5.000%	8/1/31	8,635	9,665
New York NY GO	5.000%	9/1/31	1,450	1,625
New York NY GO	5.000%	12/1/31	3,035	3,137
New York NY GO	5.000%	8/1/32	2,675	3,025
New York NY GO	5.000%	8/1/32	23,075	26,096
New York NY GO	5.000%	4/1/33	1,000	1,054
New York NY GO	5.000%	8/1/33	5,000	5,009
New York NY GO	5.000%	8/1/33	5,000	5,252
New York NY GO	5.000%	8/1/33	4,000	4,384
New York NY GO	5.000%	8/1/33	13,980	15,955
New York NY GO	5.000%	10/1/33	1,250	1,411
New York NY GO	5.000%	8/1/34	3,875	4,232
New York NY GO	5.000%	12/1/34	4,000	4,130
New York NY GO	3.000%	3/1/35	7,540	7,024
New York NY GO	5.000%	4/1/35	8,000	8,399
New York NY GO	4.000%	8/1/35	15,010	15,057
New York NY GO	4.000%	8/1/35	2,735	2,809
New York NY GO	5.000%	8/1/35	2,000	2,175
New York NY GO	4.000%	10/1/35	3,000	3,062
New York NY GO	5.000%	10/1/35	5,000	5,230
New York NY GO	5.000%	12/1/35	3,000	3,093
New York NY GO	5.000%	12/1/35	11,695	12,377
New York NY GO	5.000%	3/1/36	7,840	8,574
New York NY GO	5.000%	4/1/36	12,750	13,352
New York NY GO	4.000%	8/1/36	3,015	3,085
New York NY GO	5.000%	10/1/36	4,000	4,178
New York NY GO	5.000%	10/1/36	3,620	3,871
New York NY GO	4.000%	8/1/37	22,745	23,054
New York NY GO	4.000%	10/1/37	24,185	24,509
New York NY GO	5.000%	12/1/37	11,900	12,526
New York NY GO	5.000%	3/1/38	2,695	2,895
New York NY GO	4.000%	8/1/38	10,000	10,096
New York NY GO	5.000%	10/1/38	4,420	4,701
New York NY GO	5.000%	3/1/39	1,700	1,844
New York NY GO	5.000%	4/1/39	14,025	15,558
New York NY GO	4.000%	8/1/39	2,705	2,731
New York NY GO	5.000%	8/1/39	14,000	14,827
New York NY GO	5.000%	9/1/39	22,500	24,757
New York NY GO	5.000%	10/1/39	3,280	3,480
New York NY GO	5.250%	10/1/39	2,750	3,077
New York NY GO	4.000%	3/1/40	14,415	14,576
New York NY GO	5.000%	4/1/40	7,385	8,136
New York NY GO	5.000%	4/1/40	2,000	2,225
New York NY GO	4.000%	8/1/40	23,300	23,392
New York NY GO	4.000%	8/1/40	3,550	3,576
New York NY GO	5.000%	9/1/40	19,185	21,422
New York NY GO	4.000%	10/1/40	9,000	9,037
New York NY GO	5.250%	10/1/40	2,925	3,261
New York NY GO	3.000%	3/1/41	6,500	5,413
New York NY GO	4.000%	3/1/41	14,630	14,705
New York NY GO	4.000%	4/1/41	11,000	11,057
New York NY GO	5.000%	4/1/41	16,345	17,851
New York NY GO	5.250%	5/1/41	5,000	5,504
New York NY GO	5.000%	9/1/41	14,210	15,710
New York NY GO	3.000%	10/1/41	21,575	17,922
New York NY GO	5.250%	10/1/41	3,440	3,804
New York NY GO	5.000%	12/1/41	31,000	31,706
New York NY GO	5.000%	12/1/41	5,000	5,222
New York NY GO	4.000%	4/1/42	4,200	4,195

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	4/1/42	17,640	17,617
	New York NY GO	4.000%	8/1/42	10,000	10,008
	New York NY GO	5.000%	9/1/42	5,000	5,399
	New York NY GO	5.000%	9/1/42	24,840	27,255
	New York NY GO	5.000%	3/1/43	1,780	1,868
	New York NY GO	5.000%	4/1/43	5,000	5,166
	New York NY GO	5.000%	4/1/43	7,000	7,587
	New York NY GO	5.250%	4/1/43	8,500	9,319
	New York NY GO	5.250%	5/1/43	2,500	2,717
	New York NY GO	5.000%	8/1/43	1,105	1,157
	New York NY GO	5.000%	9/1/43	13,880	15,089
	New York NY GO	5.000%	10/1/43	1,930	2,025
	New York NY GO	5.000%	3/1/44	18,260	19,694
	New York NY GO	5.500%	5/1/44	7,840	8,634
	New York NY GO	5.000%	8/1/44	7,140	7,671
	New York NY GO	5.000%	9/1/44	9,565	10,350
	New York NY GO	5.000%	3/1/45	9,500	10,187
	New York NY GO	4.000%	4/1/45	3,200	3,113
	New York NY GO	5.250%	9/1/45	5,915	6,498
	New York NY GO	5.000%	8/1/47	10,000	10,485
[4,5]	New York NY GO TOB VRDO	1.850%	2/3/25	16,500	16,500
[5]	New York NY GO VRDO	1.760%	2/3/25	4,000	4,000
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/32	4,000	4,627
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/33	3,000	3,513
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/38	2,450	2,835
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/39	1,500	1,726
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/40	1,250	1,431
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,190	1,292
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,105
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,375	2,668
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	3,000	3,416
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/37	1,000	1,146
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	6,000	6,402
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,522
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,855
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	10,475	11,081
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,404
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	4,985
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/32	1,930	2,095
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,029
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,639
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,460	1,592
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,438
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	17,986
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,814
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/36	3,000	3,276
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,243
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/38	2,010	2,171
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/39	2,115	2,272
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,221
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/40	1,945	2,079
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,565
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	5,000	5,765
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,081
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,092
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	554
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	818
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,111
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,577
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,803
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,261
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,287
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,180
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	7,013
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,926
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,373
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,535
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,007

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	723
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,842
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,600
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	2,685	2,978
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,855
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,078
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,288
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,330
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,078
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	813
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	750	812
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,054
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,250	1,358
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,675	1,832
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	3,160	3,574
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,962
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,365	1,492
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	6,965	7,845
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	1,750	1,889
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	1,625	1,769
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,000	1,028
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	3,500	3,924
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	902
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	2,300	2,343
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,370	2,590
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	8,925	8,916
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	2,350	2,372
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,561
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,535	2,752
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	9,924
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,765
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	1,500	1,620
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,270
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	1,000	1,073
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	2,280	2,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,400	1,496
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,785	3,016
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	1,100	1,170
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/44	1,400	1,515
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,241
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,760	5,174
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,506
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	14,620
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,950	12,092
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	3,985	3,991
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	34,400	38,534
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	14,870	16,657
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,833
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	18,330	20,758
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,600	50,332
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	34,327
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,015	8,369
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,047
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,037
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,098
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,975	32,320
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,510
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	47,728
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	3,941
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	2,355	2,636
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	28,567
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,674
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,540	2,643
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,580
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,532
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	1,450	1,507
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,679

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,058
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,789
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	44,088
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	27,888
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,099
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	62,055	54,369
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	20,000	20,198
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,340	7,413
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	2,000	2,218
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,250	2,381
	New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,485	1,314
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	30,975	31,078
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	63,979
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	34,878
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	4,190	4,207
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,435	4,891
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,830	4,262
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	7,030	7,259
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	12,520	10,515
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,042
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,519
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,222
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	25,825	25,547
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	5,985
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	9,700	10,614
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	17,380	17,034
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25,580	25,070
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	18,225	19,794
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	2,110	2,048
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	18,735	20,213
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	5,000	4,824
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	26,830	28,821
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,825	4,092
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15,365	15,407
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	14,680	15,201
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/27	500	504
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	23,900	25,018
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10	11
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/32	5,810	6,183
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,038
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	2,300	2,388
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,930	3,100
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	26,000	28,670
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	15,602
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	16,760	15,804
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,795	1,901
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	30,975	33,072
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	32,380	34,218
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/42	2,000	1,640
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	4,330	4,287
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	26,820	28,446
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	3,000	3,115
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,615	2,711
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	1,180	1,182
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,530	2,675
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	5,000	5,484
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	8,245	9,170
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,315	1,361

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	9,000	9,956
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	1,000	1,034
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	11,190	12,149
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	3,500	3,852
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/38	1,350	1,474
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	5	5
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/35	1,345	1,414
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,710	10,882
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	17,210	17,359
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	23,335	23,416
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	1,250	1,237
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/44	20,000	21,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,579
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,433
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	52,954
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,225
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	18,500	21,117
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,154
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	21,850	25,219
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,610	17,787
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	18,063
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	10,000	10,362
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	30,550	35,610
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,313
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	33,800
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	17,685	18,305
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	40,209
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,000	16,454
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	38,417
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	1,962
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,403
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	28,291
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,477
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	31,871
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,186
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	9,500	9,809
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,194
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	22,152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,180
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,000	5,450
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	16,230	17,625
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	17,915	19,348
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	10,660	11,422
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	39,700	42,387
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	20,000	21,292
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	35,095
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	2,065	2,209
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	20,000	19,699
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	13,750	14,012
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,271
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,354

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,349
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,617
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	9,957
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	5,873
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,532
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	9,895
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,248
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	4,935
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,502
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/40	2,010	2,271
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,459
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	2,745	3,069
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	3,000	3,322
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/44	1,825	2,038
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/45	5,000	5,555
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	1,400	1,393
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	4,055	4,052
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	1,180	1,179
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	3,000	2,964
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,187
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,815
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,190
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/43	1,000	1,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,315	2,257
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	19,475	19,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,670	10,414
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,554
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,001
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	29,777
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	1,875	1,856
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,370	1,376
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	12,064
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	15,620	15,768
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	19,715	19,790
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,500	18,546
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,000	23,002
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	10,434
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	31,355	31,366
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/35	40,820	40,239
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,164
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,402
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	6,025	6,116
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	25,930
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,830
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	9,025	9,076
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	8,250	8,298
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,001
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,587
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,646
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	21,930	21,733
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,964
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,096
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,100	5,989
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,090	3,945
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,000	2,019
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	17,641
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	7,165	7,930
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,153
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,254
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	900	931
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	750	789
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	1,420	1,513
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	1,650	1,754
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	4,005	4,239

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,495	4,741
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	4,920	4,839
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,000	964
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,128
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	27,530
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,617
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	5,455	6,250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	3,875
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	18,320	18,115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,319
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,415	12,327
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	5,605	6,493
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,327
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,281
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,371
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,106
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,233
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,208
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,267
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,248
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,323
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,701
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,333
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,233
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,710	3,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,379
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,000	1,134
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	6,736
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	7,000	7,970
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,170	1,319
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,000	4,473
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,400	4,920
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,250	1,413
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	1,260	1,426
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	6,000	6,649
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	4,375	4,848
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,750	3,077
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/41	1,730	1,938
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,625	4,020
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	2,975	3,303
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	2,400	2,461
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,850	2,036
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	3,000	3,304
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/44	2,180	2,387
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,500	1,632
Suffolk County NY GO	3.000%	10/15/40	10,200	9,239
Suffolk County NY GO	3.000%	10/15/41	10,535	9,342
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	6,000	6,196
Suffolk Regional Off-Track Betting Co. Revenue	5.750%	12/1/44	3,500	3,606
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,263
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,460
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,676
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,063
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,000	1,630
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,817
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,681
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	21,648
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,492
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,268
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,126
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,475
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,553
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,071
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,504
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,209
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,666
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,433

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,387
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	11,535
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,585	2,680
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,455	2,545
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/39	2,300	2,326
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	8,550	9,619
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,000	1,104
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	6,390	7,116
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	30,000	31,062
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,270	5,810
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	6,460	6,688
[5]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.550%	2/3/25	3,770	3,770
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	10,517
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,765
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	15,100	16,190
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	34,120
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	16,637
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	15,500	17,268
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	11,616
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/31	1,750	1,975
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	3,545	3,474
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,055	3,494
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/32	1,225	1,394
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	10	10
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,915	3,374
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	35,000	40,511
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	5,430	6,266
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	40,000	46,692
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/34	1,000	1,152
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	4,445	5,078
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	4,025	4,559
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	3,595	4,051
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	7,141
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	5,050	5,717
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	7,500	8,308
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	5,395	5,925
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	8,121
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,960	5,524
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/42	1,750	1,923
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	31,220	33,637
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,985	2,158
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/45	14,000	15,066
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/46	13,000	13,913
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	20,059
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,887
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/38	1,000	1,132
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,000	1,123
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,411
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,741
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,000	3,321
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,490
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,750	4,124
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	4,246
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	4,000	4,372
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/44	6,000	6,524
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/45	5,000	5,401
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/46	4,010	4,311
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	2,575	2,800
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/31	2,000	2,168
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/32	2,870	3,104
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/33	2,500	2,694
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/35	2,000	2,138
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/38	1,275	1,344
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/39	1,155	1,214
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	2,230	2,172
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,059
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,167
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,543
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,417
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	10,250	10,562

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,286
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,778
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,010	1,036
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,990	4,084
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,108
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	4,047
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	19,032
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,800	3,950
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	7,000	7,333
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	6,500	6,869
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	4,000	4,334
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	25,502
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	28,500	28,937
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	17,774
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	51,672
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,378
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	22,398
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	9,000	10,018
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,200	2,287
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,740	1,965
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,616
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,810	4,273
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,600
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	3,630	4,025
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,375
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/32	4,000	4,475
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,965
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/33	3,000	3,384
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	4,295	4,844
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	11,695
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	3,055
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	115	115
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,511
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,519
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,076
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,600
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,756
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,802
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,207
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,569
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,742
[1]	Yonkers NY GO	5.000%	11/15/35	425	476
[1]	Yonkers NY GO	5.000%	11/15/36	450	502
[1]	Yonkers NY GO	5.000%	11/15/37	425	471
[1]	Yonkers NY GO	5.000%	11/15/39	1,000	1,097
					10,127,529
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,006
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/38	310	280
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/39	435	388
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/40	485	427
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,066
	Charlotte NC (Transit Projects) COP	3.000%	6/1/39	3,685	3,255
	Charlotte NC (Transit Projects) COP	3.000%	6/1/41	4,060	3,479
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,645
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,305
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,195
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	2,945
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,238
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,760
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,010
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,488
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,724
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,325
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,219
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,904
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,211
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/41	2,155	2,355
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	3,955	4,284

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	6,435	6,942
Charlotte NC GO	5.000%	6/1/26	2,700	2,782
Charlotte NC GO	5.000%	7/1/29	2,350	2,570
Charlotte NC GO	5.000%	7/1/30	2,425	2,697
Charlotte NC GO	5.000%	7/1/33	1,325	1,531
Charlotte NC GO	5.000%	6/1/34	2,370	2,553
Charlotte NC GO	5.000%	7/1/37	2,250	2,559
Charlotte NC GO	5.000%	7/1/38	2,175	2,460
Charlotte NC GO	5.000%	7/1/41	4,425	4,905
Charlotte NC GO	5.000%	7/1/43	2,325	2,543
Charlotte NC Storm Water Revenue	5.000%	12/1/31	1,920	2,178
Charlotte NC Storm Water Revenue	5.000%	12/1/32	2,000	2,295
Charlotte NC Storm Water Revenue	5.000%	12/1/40	1,165	1,315
Charlotte NC Storm Water Revenue	5.000%	12/1/41	1,165	1,307
Charlotte NC Storm Water Revenue	5.000%	12/1/42	2,000	2,234
Charlotte NC Storm Water Revenue	5.000%	12/1/43	2,000	2,214
Charlotte NC Storm Water Revenue	5.000%	12/1/44	1,300	1,432
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/32	1,250	1,427
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/33	1,000	1,155
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/34	1,315	1,531
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/35	1,785	1,821
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,758
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/41	2,000	2,235
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/42	2,500	2,782
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/43	5,000	5,517
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,355	2,587
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	11,535	11,502
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	1,515	1,523
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	10,236
Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,600	3,645
Guilford County NC GO	3.000%	5/1/38	2,220	2,015
Guilford County NC GO	3.000%	5/1/39	2,220	1,986
Guilford County NC GO	4.000%	3/1/42	5,620	5,620
Guilford County NC GO	4.000%	3/1/43	3,335	3,314
Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,988	3,017
Mecklenburg County NC GO	5.000%	9/1/25	17,320	17,551
Mecklenburg County NC GO	5.000%	9/1/29	10,000	10,971
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,214
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,580
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,317
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,807
North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	21,081
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,854
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,840
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,659
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,020
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,012
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,135	6,062
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	10,690	10,676
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	11,885	12,714
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	489
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	296
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	469
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,319
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	795
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	313
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	370
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	956
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,855
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	565
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,002
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,485
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	655
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	508
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,746
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,531
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	623
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,199
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	900
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	1,550	1,533

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/36	660	637
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,173
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,865
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,076
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/29	310	310
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/34	395	406
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/44	1,815	1,859
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn at Maryfield Project)	5.000%	10/1/40	1,050	1,057
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,284
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,674
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,053
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	2,997
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,140
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,925	4,128
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,685
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,393
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,604
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,030
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,438
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	4,021
[8]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	9,000	6,471
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	16,679
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,595
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	21,476
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,743
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,067
	Pender County NC GO	3.000%	3/1/39	5,100	4,558
	Pender County NC GO	3.000%	3/1/40	4,200	3,696
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,975
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	530	560
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,097
	Rowan County NC Appropriations Revenue	5.000%	4/1/31	1,655	1,841
	Rowan County NC Appropriations Revenue	5.000%	4/1/32	1,000	1,125
	Rowan County NC Appropriations Revenue	4.000%	4/1/38	2,190	2,223
	Rowan County NC Appropriations Revenue	4.000%	4/1/39	2,000	2,008
	Rowan County NC Appropriations Revenue	4.000%	4/1/40	1,125	1,123
	Rowan County NC Appropriations Revenue	4.000%	4/1/41	1,105	1,093
	Rowan County NC Appropriations Revenue	4.000%	4/1/42	1,125	1,103
	Rowan County NC Appropriations Revenue	4.000%	4/1/43	955	934
	Rowan County NC Appropriations Revenue	4.000%	4/1/44	2,000	1,953
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,296	2,349
	Union County NC Enterprise System Water Revenue	3.000%	6/1/39	1,210	1,057
	Union County NC Enterprise System Water Revenue	3.000%	6/1/43	3,100	2,560
	Union County NC GO	5.000%	9/1/27	5,935	6,273
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,012
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,263
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,111
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,040
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,399
	Wake County NC GO	5.000%	5/1/29	14,190	15,465
	Wake County NC GO	5.000%	3/1/30	5,000	5,316
	Wake County NC GO	4.000%	6/1/42	3,455	3,455
	Wake County NC GO	4.000%	6/1/43	3,455	3,433
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,238
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,470
	Wilson NC Special Obligation Revenue	4.000%	10/1/40	1,175	1,181
	Wilson NC Special Obligation Revenue	4.000%	10/1/42	2,255	2,224
	Wilson NC Special Obligation Revenue	4.000%	10/1/43	1,430	1,408
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	499
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	560
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	846
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	872
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	627
					514,972

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	8,915	8,897
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,017
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,172
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,466
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,770	1,865
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,590
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	550	595
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,795
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	550	591
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,401
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	500	535
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	944
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,870
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	500	529
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,026
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	625	658
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	650	681
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	675	704
	Horace ND GO	5.000%	5/1/31	555	588
	Horace ND GO	5.000%	5/1/32	580	618
	Horace ND GO	4.500%	5/1/39	2,000	1,995
	Horace ND GO	4.750%	5/1/44	750	750
	Mandan Public School District No. 1 GO	5.000%	8/1/26	1,250	1,289
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/55	2,000	2,226
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	2,920	2,838
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,240	5,551
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,062
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,854
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,685	3,792
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,250	2,304
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,897
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,384
					65,484
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,381
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	490	515
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,245
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	334
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,352
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,025	1,095
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	719
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,026
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	900	951
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	891
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	295
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,615
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,800	3,720
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,723
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	768
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,500	1,422
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	12,161
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	474
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	788
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,031
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	902
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,185
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	496
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	383
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,681
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	753
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,190
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	621
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	12,753
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,476
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,624
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,265
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,798
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,044

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,603
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,126
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	25,170	27,023
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/35	1,305	1,217
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,065
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,887
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,574
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,859
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/41	835	910
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/42	1,000	1,084
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/43	725	780
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/44	750	803
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,264
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,340
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	8,045	8,209
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	6,785	7,060
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,413
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	3,000	3,222
[1]	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/34	3,030	3,120
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34	4,620	4,822
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,125
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	4,245	4,397
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,413
	Ashland City School District GO	3.000%	11/1/42	1,000	845
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,064
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,485
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,885
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,974
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,081
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,146
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,019
[1]	Brunswick City School District GO	0.000%	12/1/34	530	358
[1]	Brunswick City School District GO	0.000%	12/1/35	200	129
[1]	Brunswick City School District GO	0.000%	12/1/36	200	122
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,555	2,634
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,875	4,042
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,485
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,000	5,313
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,795	6,132
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,750	6,037
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,625
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,959
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,857
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	9,815	9,510
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	2,665	2,397
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,190
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,265
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,217
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	1,874
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,389
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,062
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,112
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,873
	Cincinnati OH GO	5.000%	12/1/27	845	896
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,092
	Cincinnati OH GO	4.000%	12/1/31	780	800
	Cincinnati OH GO	4.000%	12/1/32	800	818
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,335
[10]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/33	1,565	1,101
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,420
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,798
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,654
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,346
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,002
	Cleveland OH GO	4.000%	12/1/33	310	323
	Cleveland OH GO	4.000%	12/1/34	2,285	2,368
	Cleveland OH GO	4.000%	12/1/35	1,660	1,710
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	697
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	534
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	464

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	737
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	497
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	444
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	459
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	709
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	5,000	4,984
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,177
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,342
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	1,870	2,013
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/35	1,915	2,054
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/36	2,065	2,208
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/37	1,170	1,245
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39	2,400	2,528
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/40	2,525	2,689
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/41	2,660	2,819
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/42	2,805	2,962
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/30	200	217
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/31	200	219
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/34	300	328
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/39	400	400
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/41	400	392
[3]	Columbus City School District GO	0.000%	12/1/27	13,520	12,397
[3]	Columbus City School District GO	0.000%	12/1/29	11,170	9,559
	Columbus City School District GO	5.000%	12/1/30	5,110	5,251
[3]	Columbus City School District GO, ETM	0.000%	12/1/27	540	494
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,178
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,558
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	8,605	8,546
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,025	2,012
	Columbus OH GO	4.000%	4/1/26	16,170	16,413
	Columbus OH GO	5.000%	4/1/29	11,010	11,612
	Columbus OH GO	5.000%	4/1/31	3,675	4,121
	Columbus OH GO	5.000%	4/1/39	7,950	8,423
	Columbus OH GO	5.000%	4/1/40	5,050	5,327
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	10,310	10,577
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/32	3,420	3,508
[6]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,100	1,207
[6]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/42	750	816
[6]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/43	750	809
[6]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/44	2,200	2,361
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,013
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,589
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,237
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	1,085	1,135
	Copley-Fairlawn City School District GO	5.000%	12/1/40	550	569
	Copley-Fairlawn City School District GO	5.000%	12/1/41	820	846
	Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,030
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,021
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,335
	Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,322
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,114
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,040
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,923
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,002
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,323

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,510
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,798
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/25	440	442
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/27	625	635
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/28	835	851
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/31	1,505	1,530
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	665	674
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/34	1,000	1,010
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/36	1,360	1,368
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/37	640	641
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/38	1,635	1,629
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/31	4,980	5,549
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	5,325	5,990
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/33	5,680	6,445
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/40	5,800	6,375
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/41	5,900	6,445
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,192
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,139
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,773
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,094
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,852
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,243
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,640
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	475	456
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,066
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,062
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,589
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,425
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,271
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	4,965	5,149
[14]	Freddie Mac Pool	3.400%	3/1/38	9,936	9,221
[14]	Freddie Mac Pool	3.700%	9/1/38	6,689	6,173
[14]	Freddie Mac Pool	3.350%	10/1/38	14,759	13,617
[14]	Freddie Mac Pool	3.450%	7/1/40	9,903	8,933
[14]	Freddie Mac Pool	3.900%	7/1/40	5,762	5,468
[14]	Freddie Mac Pool	3.400%	11/1/40	4,030	3,581
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,229
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	961
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	907
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	983
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,396
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	980
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,080	4,398
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	11,916
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,077
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,087
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,386
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,136
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,314
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,415
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,535
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,132
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,680
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,401
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,117
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,595
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	13,658
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	705
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	520	518
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,806
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,656
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,325	1,327

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	1,500	1,591
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/29	1,920	2,105
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/32	500	570
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/31	3,310	3,422
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/33	3,040	3,116
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/35	1,175	1,196
	Kings Local School District GO	5.000%	12/1/41	2,085	2,246
	Kings Local School District GO	5.000%	12/1/42	2,215	2,375
	Kings Local School District GO	5.000%	12/1/43	2,340	2,491
	Kings Local School District GO	5.000%	12/1/44	1,000	1,060
	Lake County OH GO	5.000%	12/1/36	1,100	1,174
	Lake County OH GO	5.000%	12/1/37	645	686
	Lake County OH GO	5.000%	12/1/38	1,065	1,128
	Lake County OH GO	5.000%	12/1/39	750	792
	Lake County OH GO	5.000%	12/1/40	1,000	1,055
	Lake County OH GO	5.000%	12/1/41	1,000	1,051
	Lake County OH GO	5.000%	12/1/42	1,185	1,242
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,702
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,182
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,278
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,763
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	834
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,234
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,565
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,560
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,368
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,614
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	2,989
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,795
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,094
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,087
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	351
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,100	1,022
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,763
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,722
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,244
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,929
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,157
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	807
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,578
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,218
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	806
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,800
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	465
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,434
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	777
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,838
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	477
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	15,887
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	507
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,129
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	6,590	5,423
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	375
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	13,220	12,184
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,000	886
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/29	470	501
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/30	375	404
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/31	405	439
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/32	595	649
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/33	680	743
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/34	1,000	1,097
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/35	650	710
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/36	650	707
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/37	510	552
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/38	575	619
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/40	500	542
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/41	500	539
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/42	500	537
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/43	500	534
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/44	500	532

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Ridgeville City School District GO	5.000%	12/1/41	1,825	1,901
North Ridgeville City School District GO	5.000%	12/1/42	2,285	2,377
North Ridgeville City School District GO	5.000%	12/1/43	1,340	1,392
North Ridgeville City School District GO	5.000%	12/1/44	1,070	1,111
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/32	5,000	5,715
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/33	2,500	2,877
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/34	3,000	3,477
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,783
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/35	2,330	2,682
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,145
Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	305	298
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/27	9,725	9,819
Ohio GO	5.000%	8/1/26	25,360	26,222
Ohio GO	5.000%	9/1/26	10,000	10,364
Ohio GO	5.000%	2/1/27	11,595	11,846
Ohio GO	5.000%	5/1/27	5,045	5,179
Ohio GO	5.000%	9/15/27	2,410	2,549
Ohio GO	5.000%	3/1/31	7,840	8,161
Ohio GO	5.000%	5/1/31	1,335	1,341
Ohio GO	5.000%	3/1/32	8,230	8,557
Ohio GO	5.000%	3/1/33	8,645	8,981
Ohio GO	5.000%	5/1/33	3,000	3,174
Ohio GO	5.000%	6/15/33	16,465	16,798
Ohio GO	5.000%	3/1/34	9,075	9,419
Ohio GO	5.000%	5/1/34	3,250	3,434
Ohio GO	5.000%	3/1/35	8,530	8,842
Ohio GO	5.000%	5/1/35	9,525	9,902
Ohio GO	5.000%	6/15/35	19,795	20,169
Ohio GO	5.000%	3/1/36	10,005	10,361
Ohio GO	5.000%	6/15/36	18,000	18,330
Ohio GO	5.000%	3/1/37	10,505	10,871
Ohio GO	5.000%	5/1/37	10,000	10,371
Ohio GO	5.000%	3/1/38	9,030	9,335
Ohio GO	3.000%	6/15/39	2,500	2,230
Ohio GO	5.000%	6/15/39	3,000	3,176
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,272
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,716
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	23,885
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,043
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,253
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	380
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	478
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,325
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	599
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,582
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	983
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	11,350	12,693
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,135	3,304
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,687
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,924
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,262
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,377
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	16,090	18,449
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,269
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,284
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,193
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,048
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,245	1,322
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,838
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,099
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,618
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,192
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,420
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	2,000	1,969
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	982
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	5,000	3,919
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	10,285
Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	2/3/25	44,305	44,305
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/34	1,200	1,260

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,549
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,571
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,790
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	3,250	3,303
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/35	4,960	5,125
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/40	5,375	5,481
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	4.000%	10/1/45	2,400	2,091
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/38	1,055	993
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/39	1,105	1,028
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/40	1,225	1,126
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/41	1,275	1,157
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/37	2,500	2,178
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/27	140	145
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/28	180	189
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/29	170	181
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/30	270	291
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/31	280	304
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/33	950	1,043
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/35	2,260	2,464
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/37	1,000	1,082
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/38	2,030	2,184
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/39	1,755	1,870
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/41	695	733
[6]	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/44	1,800	1,868
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,226
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,391
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	2,896	2,770
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,610	2,560
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	12,510	13,161
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,000	4,370
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	1,475	1,475
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	5,930	5,842
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,665
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,683
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,310
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,081
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,475
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,255
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,517
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,351
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,249
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/32	4,000	4,546
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/33	4,000	4,590
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,325
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,098
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,162
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,212
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,254
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,461
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	4,450	2,950
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	17,818
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,238
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,699
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	16,390	8,747
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	4,230	1,923
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	18,004
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,064
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	5,863
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,011
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	19,045
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	10,968
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,524

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	13,125	13,799
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	6,000	6,303
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	15,372
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	13,000	13,638
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	4,800
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	25,880
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	9,036
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	20,000	22,949
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,083
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,659
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,646
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,770
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	7,900	8,717
	Ohio Water Development Authority Water Revenue	5.000%	12/1/43	7,000	7,689
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	6,875	7,489
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	6,330	6,945
	Ohio Water Development Authority Water Revenue	5.000%	12/1/45	2,165	2,350
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/39	1,000	1,099
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/40	1,500	1,647
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/40	1,000	1,091
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/41	1,470	1,599
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/41	1,000	1,086
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/42	2,590	2,805
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/42	1,500	1,620
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/43	2,720	2,921
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/43	1,550	1,664
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/44	2,360	2,525
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/44	1,375	1,467
	Princeton City School District GO	0.000%	12/1/41	1,065	498
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,156
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/43	3,300	3,547
	Toledo OH GO	4.000%	12/1/35	1,200	1,227
[1]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,170
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,177
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	744
	University of Cincinnati College & University Revenue	5.000%	6/1/32	560	629
	University of Cincinnati College & University Revenue	5.000%	6/1/33	1,000	1,132
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,266
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,276
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,705
	University of Cincinnati College & University Revenue	5.000%	6/1/40	1,125	1,233
	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,900	2,068
	University of Cincinnati College & University Revenue	5.000%	6/1/41	2,225	2,422
	University of Cincinnati College & University Revenue	5.000%	6/1/42	11,780	12,750
	University of Cincinnati College & University Revenue	5.000%	6/1/42	2,335	2,527
	University of Cincinnati College & University Revenue	5.000%	6/1/43	5,975	6,439
	University of Cincinnati College & University Revenue	5.000%	6/1/43	2,450	2,640
	University of Cincinnati College & University Revenue	5.000%	6/1/44	3,100	3,329
[4]	University of Toledo College & University Revenue TOB VRDO	2.050%	2/3/25	22,650	22,650
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,216
	Worthington City School District GO	5.000%	12/1/38	700	772
	Worthington City School District GO	5.000%	12/1/39	1,000	1,098
					1,924,276
Oklahoma (0.5%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/39	800	874
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/40	1,160	1,260
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/44	3,930	3,846
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	797
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,785
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	7,948

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	4,195	4,608
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,000	6,541
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	4,500	4,946
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,331
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,364
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,534
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,078
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,387
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,143
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,027
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,144
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,373
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,233
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,284
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,334
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,337
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	3,085	3,135
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,031
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,521
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,507
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	17,165	17,177
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	235	243
	Oklahoma City OK GO	5.000%	3/1/28	3,080	3,277
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,929
	Oklahoma City OK GO	4.000%	3/1/38	5,800	5,931
	Oklahoma City OK GO	4.000%	3/1/39	5,800	5,888
	Oklahoma City OK GO	4.000%	3/1/40	5,800	5,846
	Oklahoma City OK GO	4.000%	3/1/42	5,800	5,758
	Oklahoma City OK GO	4.000%	3/1/44	5,820	5,683
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,712
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,908
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,578
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/37	1,000	1,118
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/38	1,000	1,107
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/39	1,150	1,259
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/40	1,500	1,630
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/41	2,000	2,157
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,607
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/44	1,850	1,965
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/45	1,000	1,060
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,023
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,807
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,823
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,454
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,127
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,291
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,135
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,843
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,710	8,987
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/37	3,000	3,130
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	18,873
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	5,000	5,518
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	6,000	6,688
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,485	7,293
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/34	1,000	1,133
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	417
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,521
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	489

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,006
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	946
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	441
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	422
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,216
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,589
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,697
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/36	2,170	2,498
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	3,930	4,412
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,471
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/38	2,425	2,704
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/39	3,750	4,158
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/40	1,750	1,928
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	4,500	5,029
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	4,850	5,378
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,720	1,865
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	5,500	6,036
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/44	7,750	8,438
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/45	8,750	9,490
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/31	210	237
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/32	280	314
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/33	345	385
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/34	425	473
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/35	305	338
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/36	375	414
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/37	335	367
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/38	450	491
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/39	330	359
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/44	7,300	7,886
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,072
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/36	1,745	1,393
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,028
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/43	7,000	6,969
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/43	1,575	1,721
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/44	1,665	1,813
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,406
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,003
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	353
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,146
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,181
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/38	1,245	1,263
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/39	1,690	1,704
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	981
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	10,956
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,511
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,010
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,030
					356,281
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/35	1,000	1,052
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/36	1,000	1,049
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/37	1,000	1,046
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,087
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,087
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,030
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,369
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	831
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,087
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,422
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	17,772
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/38	14,600	8,093
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/42	1,000	1,091
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/43	1,165	1,266
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/44	760	823
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/45	1,825	1,968
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,152
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,354
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	570
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	598

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,169
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	592
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	793
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/30	550	551
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	1,230	1,284
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	635
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	643
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	2,040	2,212
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	2,230	2,421
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	1,350	1,458
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	859
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,336
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,588
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,817
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,307
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,037
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,200
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,164
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,694
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	10,930
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,508
	Multnomah County School District No. 40 GO	0.000%	6/15/31	2,000	1,593
	Multnomah County School District No. 40 GO	0.000%	6/15/32	1,715	1,309
	Multnomah County School District No. 40 GO	0.000%	6/15/37	1,000	591
	Multnomah County School District No. 40 GO	0.000%	6/15/38	750	416
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/45	2,000	2,131
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/26	705	725
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	2,675	2,787
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/35	2,750	2,862
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	4,285	4,845
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	4,365	4,533
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	3,590	4,042
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	2,500	2,780
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	3,890	4,295
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	9,000	9,838
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/42	1,495	1,643
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/43	1,105	1,209
	Oregon (Articale XI-Q State Projects) GO	5.250%	5/1/44	3,100	3,463
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,749
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/32	2,000	2,266
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/33	2,500	2,863
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/34	1,125	1,301
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	19,051
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	16,045
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	5,949
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	18,335
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	4,984
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	22,167
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	8,000	9,139
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	20,000	23,083
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	61,670	71,818
	Oregon GO	4.000%	8/1/33	1,700	1,728
	Oregon GO	5.000%	8/1/39	1,175	1,240
	Oregon GO	5.000%	6/1/40	2,550	2,820
	Oregon GO	5.250%	6/1/42	3,000	3,384
	Oregon GO	5.250%	6/1/43	3,000	3,369
	Oregon GO	5.500%	12/1/53	5,660	6,056
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,033
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	1,815	1,801
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/36	3,861	3,668
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/29	4,720	4,764
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/36	1,000	785
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/53	6,940	7,431
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	14,925	15,070
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	597
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	752

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	702
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	702
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,003
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,103
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,283
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,203
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	16,405
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,174
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,068
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,811
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,026
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,502
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,421
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,101
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,773
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,032
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	300	313
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/29	600	630
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/30	750	794
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/35	1,495	1,563
	Oregon State Lottery Revenue	5.000%	4/1/30	4,705	4,906
	Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,227
	Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,679
	Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,160
	Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,288
	Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,697
	Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,292
	Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,152
	Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,732
	Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,133
	Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,407
	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,371
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,204
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,489
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/38	1,745	1,568
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/39	2,695	2,374
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,667
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,393
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,589
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,284
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,084
	Port of Morrow OR GO	4.000%	12/1/38	1,455	1,424
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,731
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,026
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,197
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,016
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,603
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,508
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,273
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,304
	Portland OR (Portland Building Project) GO	5.000%	6/15/38	6,880	7,206
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,264
	Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,084
[6]	Portland OR Sewer System Sewer Revenue	5.000%	6/1/29	3,000	3,257
[6]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/29	2,500	2,739
[6]	Portland OR Sewer System Sewer Revenue	5.000%	6/1/30	1,980	2,184
[6]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/40	1,240	1,401
[6]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/41	1,375	1,542
[6]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/42	1,650	1,841
[6]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/43	1,375	1,520
[6]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/44	2,140	2,345
	Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,803
	Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,184
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	263
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	315
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	255
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	191
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	195
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	179
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	909

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/37	2,280	2,394
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,632
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	16,287
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,107
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,457
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,104
	Seaside School District No. 10 GO	5.000%	6/15/34	3,475	3,614
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,078
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,594
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,360	1,414
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/39	1,665	1,703
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,706
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,295
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,161
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	4,205	4,364
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,705
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Prere.	5.000%	6/15/27	795	833
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,141
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	10,986
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,592
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,450
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	3,090
					740,026
Pennsylvania (4.5%)
[4]	Abington Pennsylvania School District GO TOB VRDO	1.850%	2/3/25	11,225	11,225
	Abington School District GO	4.000%	10/1/38	5,000	5,014
	Abington School District GO	4.000%	10/1/39	2,500	2,499
	Adams County General Authority College & University Revenue	5.000%	8/15/33	1,100	1,174
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.600%	6/1/29	630	622
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.900%	6/1/30	990	975
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	949
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	993
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	703
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	547
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,971
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,779
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,560
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,463
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	9,385	9,847
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,329
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,110	6,556
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,441
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	10,000	10,385
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	8,788
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,569
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,212
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,855
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	4,910
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,884
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,095	2,102
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	14,500	14,046
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,320
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,484
	Allegheny County PA GO	5.000%	11/1/43	2,250	2,330
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/30	350	388
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/31	540	607
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/33	1,000	1,133
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	857
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/34	750	845
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	412
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,212
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	750	848
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	692
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/36	625	700
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	614
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/37	860	958
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	763
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/38	1,000	1,107

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/39	705	775
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	417
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,254
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,000	1,096
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/41	16,380	16,370
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/43	1,245	1,343
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/44	3,195	3,124
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,313
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,558
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,264
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,576
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,040
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,526
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,653
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,523
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	1,450	1,532
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	1,450	1,545
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	2,830	3,042
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	3,345	3,613
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	2,550	2,746
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,915	2,055
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	2,700	2,889
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,066
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,010	10,384
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	3,460	3,539
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,235	2,290
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	6,260	6,375
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,668
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,000	1,017
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	8,015	8,042
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	20,731
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,431
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,495
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,538
	Bellefonte Area School District GO	5.000%	5/15/42	1,365	1,455
	Bellefonte Area School District GO	5.000%	5/15/43	2,215	2,349
	Bellefonte Area School District GO	5.000%	5/15/44	2,000	2,117
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	470	413
[3]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,035
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,824
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,551
[1,6]	Bethlehem Area School District GO	5.000%	10/1/36	350	386
[1,6]	Bethlehem Area School District GO	5.000%	10/1/37	500	549
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	6,035	5,912
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/36	1,055	1,121
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/38	1,160	1,224
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/42	1,410	1,451
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/43	1,480	1,518
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/44	1,555	1,588
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	447
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	475	480
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	594
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	799
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	842
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/31	1,825	1,862
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/32	1,915	1,946
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	313
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,376
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	2,168
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,894
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,574
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,307
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,408
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,305
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/44	1,690	1,570
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,038
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/27	570	601
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,056
[3]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	2.220%	2/6/25	6,790	6,790
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,850

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,941
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,029
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,127
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,595
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,334
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,651
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,408
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,175
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	982
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,400
[4]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/39	1,325	1,246
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/32	1,820	1,981
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/33	2,960	3,212
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/34	3,110	3,362
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35	3,265	3,515
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/36	3,430	3,685
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,507
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,476
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,686
[3]	Coatesville School District GO	5.000%	8/1/25	4,045	4,085
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	1,016
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,401
[1]	Coatesville School District GO	4.250%	11/15/39	10,195	10,288
	Colonial School District GO	5.000%	2/15/36	1,000	1,036
	Colonial School District GO	5.000%	2/15/37	1,015	1,050
	Colonial School District GO	5.000%	2/15/38	1,560	1,612
	Colonial School District GO	5.000%	2/15/39	1,350	1,392
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,055
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	993
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,045
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,062
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,078
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,721
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,657
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	12,983
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,237
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,175
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	1,967
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,600	6,909
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,005
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,256
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	39,644
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	15,000	15,513
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,375
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	15,901
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	35,000	37,553
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,263
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	25,395
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,076
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	35,000	38,798
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	20,390	22,907
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	42,000	42,088
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	25,000	28,439
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	40,801
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	43,697
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,450	2,322
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	24,867
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	40,272
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	7,329
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	36,629
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,150
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,335
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,065
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,608
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,367
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,723
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,669
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	28,450	21,015
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	27,600	19,892
	Commonwealth of Pennsylvania GO	4.000%	8/15/41	14,000	13,885

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	13,500	13,415
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	14,695	14,547
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	17,950	17,659
	Conestoga Valley School District GO	4.000%	2/1/32	325	332
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,961
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,151
	Conestoga Valley School District GO	4.000%	2/1/39	640	645
	Conestoga Valley School District GO	4.000%	2/1/40	750	752
	Council Rock School District GO	2.000%	8/15/40	3,730	2,556
	Council Rock School District GO	2.000%	8/15/41	2,645	1,774
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,705	1,832
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,053
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,738
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,155	6,593
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/30	2,800	2,466
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/34	1,900	1,571
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/41	3,000	2,206
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,558
	Dauphin County PA GO	5.000%	11/15/41	1,730	1,858
	Dauphin County PA GO	5.000%	11/15/42	3,880	4,141
	Dauphin County PA GO	5.000%	11/15/43	2,000	2,122
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,418
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,015
	Delaware County PA GO	5.000%	8/1/37	345	384
	Delaware County PA GO	5.000%	8/1/38	460	508
	Delaware County PA GO	5.000%	8/1/42	1,475	1,595
	Delaware County PA GO	5.000%	8/1/43	1,850	1,994
	Delaware County PA GO	5.000%	8/1/44	1,390	1,490
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,270	3,400
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,126
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,615
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	6,100	5,494
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	2,085
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,001
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	2,950	2,997
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,075
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,593
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/43	1,250	1,201
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,042
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,125
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,002
	Easton Area School District GO	4.000%	4/1/30	2,300	2,300
	Easton Area School District GO	5.000%	2/1/31	1,580	1,675
	Exeter Township School District GO, Prere.	4.000%	5/15/27	3,090	3,169
[1]	Fairview School District GO	3.000%	9/15/34	650	606
[1]	Fairview School District GO	3.000%	9/15/36	500	462
[1]	Fairview School District GO	3.000%	9/15/37	500	453
[1]	Fairview School District GO	3.000%	9/15/38	1,000	885
[14]	Freddie Mac Pool	3.300%	8/1/39	25,822	23,231
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,247
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,703
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,269
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,077
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	8,495	9,051
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	17,175	17,107
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,311
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	29,839
[3]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,731
[3]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,487
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,673
[3]	Hempfield Area School District GO	5.000%	3/15/42	14,000	14,904
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	837
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	470
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	450
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	6,943
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,473
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,424

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,073
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,068
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	839
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,255
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,303
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,500	2,598
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,036
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (St. Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,547
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,740	6,927
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,030
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	4,894
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/29	985	1,005
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/30	400	408
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/31	500	509
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/25	215	216
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/26	165	168
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/27	200	206
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/28	200	209
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/29	190	201
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/30	200	213
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/31	210	226
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/32	310	336
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/33	400	437
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/34	425	464
[6]	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	4.000%	12/1/35	1,825	1,833
[1]	Lancaster PA GO	5.000%	11/1/34	1,890	2,081
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	165
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	207
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	391
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	397
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	226
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	205
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	218
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,655	3,635
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,485	5,403
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	10,485	10,240
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	7,000	6,773
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,176
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,910	3,048
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	538
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,570
[3]	Luzerne County PA GO	5.000%	12/15/25	500	510
[3]	Luzerne County PA GO	5.000%	12/15/25	400	408
[3]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,035
[3]	Luzerne County PA GO	5.000%	12/15/26	500	518
[3]	Luzerne County PA GO	5.000%	12/15/27	500	526
[3]	Luzerne County PA GO	5.000%	12/15/27	500	526
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,098
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	695
	Manheim Central School District GO	4.000%	5/1/36	825	836
	Manheim Central School District GO	4.000%	5/1/37	750	755
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,712
[1]	Middletown Area School District GO	5.000%	3/1/39	1,670	1,798
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,181
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	566
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,324
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	902
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,007
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,937
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,099
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,250
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,252
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,575
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,197
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,086
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,149

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	3,000	2,990
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	2,875	2,847
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	3,250	3,205
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,103
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	2,982
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,135
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,089
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,126
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	3,120	3,322
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,615
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,770
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	4,790	5,056
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,009
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,000
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,497
	Montgomery County PA GO	5.000%	10/1/39	6,165	6,745
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/34	5,125	5,001
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/27	1,385	1,421
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/28	1,455	1,492
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	400	395
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	6,785	6,939
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	39,865	40,631
[3]	Montour School District GO	5.000%	4/1/32	3,245	3,283
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,129
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	10,425	8,310
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32	1,515	1,594
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33	1,145	1,200
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34	1,000	1,047
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35	1,000	1,042
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36	1,250	1,301
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37	2,420	2,501
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,052
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,041
	North Allegheny School District GO	4.000%	5/1/36	760	777
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/33	2,000	2,292
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	7,000	8,087
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,262
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,334
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	7,911
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,325
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	9,588
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,138
	Penn Delco School District GO	3.000%	6/1/32	600	576
	Penn Delco School District GO	3.000%	6/1/33	600	569
	Penn Delco School District GO	3.000%	6/1/34	830	772
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.000%	1/1/42	1,550	1,494
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/43	1,000	969
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/44	1,500	1,454
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/38	700	788
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/39	700	782
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/40	700	776
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/43	1,000	1,092

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/44	1,325	1,440
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,010
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,265
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,040
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,484
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,712
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,361
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,533
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,525
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,005
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	376
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,265
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,445
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,482
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,733
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	492
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	574
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,200	2,302
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	12,975
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,413
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,179
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,277
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,006
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	1,977
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,020
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,416
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,010
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,710
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,400	1,403
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,000
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,485
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,902
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,063
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,254
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,128
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/27	3,010	3,190
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/26	12,845	12,234
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/39	10,000	8,583
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,335
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,439
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,079
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,138
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,022
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	7,110	7,169
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	8,370	8,433
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,003
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,491
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	5,920
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	4,000	4,063
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/32	1,280	1,337
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/33	1,505	1,574
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,144
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,582
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,280	1,330
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,577
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,046
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,264
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,244
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,223
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	4,415	4,868
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,564
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	8,000	8,773
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,575	3,364
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	5,000	5,424
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	6,000	6,473
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	2/3/25	2,600	2,600

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	531
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,866
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	537
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,876
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,617
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,369
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,268
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,295
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	12,031
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	10,095
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,440	2,462
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	10,665	11,100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	10,000	10,024
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	255	255
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,015	7,880
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	3,880	3,759
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	10,775	10,903
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,195	6,400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	31,175	32,844
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,232	9,788
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	7,375	8,022
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	10,125	11,010
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	8,997	8,997
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,209
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,192
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,859
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,704
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,701
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,387
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,572
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	5,310	5,872
	Pennsylvania State University College & University Revenue	5.000%	9/1/43	4,640	5,107
	Pennsylvania State University College & University Revenue	5.000%	9/1/44	2,505	2,744
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	36,464
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	36,030
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,497
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,269
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,855
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,801
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	2,865	2,971
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,547
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,052
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,825
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,412
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,398
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	2,961
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	2,963
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,294
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,240
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	10,000	11,239
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,521
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,171
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	22,677
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	12,030	13,649
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,793
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,673
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,500	9,718
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,696
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,371

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	9,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	20,000	22,991
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,293
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	3,000	3,119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,367
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,500	1,554
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,096
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,047
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,037
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,473
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,110	1,173
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,478
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,227
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,673
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,850
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,018
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,387
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,523
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,794
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,003
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,575
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,000	4,456
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,004
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,415	6,427
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,750	1,924
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,290	5,861
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	880	971
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	842
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,492
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	3,740	4,115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	11,000	12,103
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,770	1,946
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,200	2,171
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,950	3,218
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	10,050	10,962
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,550	1,695
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,000	1,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,945	3,192
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,531
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,970
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,045
[4]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	2.000%	2/3/25	3,400	3,400
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,558
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,806
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,546
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,086
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,645
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,125	1,242
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,360	1,502
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,091
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,355	2,621
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,000	2,226
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,192
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,825	2,046
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	2,500	2,803
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	2,981
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,167
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,652
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,625	5,232
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	796
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,444

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,915
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,360	1,504
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,088
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	2,000	2,169
[8]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/43	2,140	2,380
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	5,948
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,374
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,064
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,763
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,377
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	5,000	5,100
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,539
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,000	7,106
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,872
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,070
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,973
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/34	1,885	1,882
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,725	1,764
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/29	650	634
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/32	2,005	2,017
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/32	340	351
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/42	750	753
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	750	733
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	685	703
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	625
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/28	420	431
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/29	220	226
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/30	145	149
	Philadelphia IDA College & University Revenue	5.000%	4/1/25	7,925	7,953
	Philadelphia IDA College & University Revenue	5.000%	4/1/27	6,750	6,771
	Philadelphia IDA College & University Revenue	5.000%	4/1/28	3,525	3,536
	Philadelphia IDA College & University Revenue	5.000%	11/1/28	2,455	2,598
	Philadelphia IDA College & University Revenue	5.000%	4/1/29	2,500	2,507
	Philadelphia IDA College & University Revenue	5.000%	11/1/29	2,730	2,925
	Philadelphia IDA College & University Revenue	5.000%	11/1/30	4,275	4,563
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,650	2,820
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,850	3,022
	Philadelphia IDA College & University Revenue	5.000%	4/1/33	2,705	2,711
	Philadelphia IDA College & University Revenue	5.000%	11/1/33	5,250	5,550
	Philadelphia IDA College & University Revenue	5.000%	4/1/34	3,250	3,257
	Philadelphia IDA College & University Revenue	5.000%	4/1/35	7,135	7,149
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,750	2,775
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	1,145	1,147
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,875	1,884
	Philadelphia IDA College & University Revenue	4.000%	11/1/39	8,160	8,015
	Philadelphia IDA College & University Revenue	4.000%	11/1/40	8,715	8,483
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	337
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	354
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	524
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,185	1,297
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,253
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,051
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	1,971
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	3,964
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,861
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,238
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,069
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,343
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	1.800%	2/3/25	1,800	1,800
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/32	1,250	1,313
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/31	630	638
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,823
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,218
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,495
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,482
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,282
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,068
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	9,173
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,985
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	4,969

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,045
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,749
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,417
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,171
	Philadelphia PA GO	4.000%	5/1/39	1,775	1,796
	Philadelphia PA GO	4.000%	5/1/40	12,800	12,858
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,395
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,216
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,072
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,668
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	13,285	14,807
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/32	7,220	8,130
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/33	6,000	6,818
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	6,880	7,881
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,191
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,464
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/35	5,000	5,765
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,267
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	14,576
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,496
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,692
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,266
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,682
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,500
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,913
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,925
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,019
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,374
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	3,860	4,218
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,964
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,364
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,925
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	4,535	4,937
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,427
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,350
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,423
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	2,285	2,529
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,150	3,467
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	2,910	3,184
[8]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/44	3,250	3,533
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,100	1,153
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,260	2,437
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	2,665	2,861
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,810	1,934
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,162
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	2.220%	2/6/25	2,155	2,155
	Pittsburgh PA GO	5.000%	9/1/41	375	404
	Pittsburgh PA GO	5.000%	9/1/43	525	560
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,076
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	590
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,865
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,119
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,402
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,366
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,095
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,960	3,068
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	2.020%	2/3/25	31,815	31,815
[3]	Reading School District GO	5.000%	3/1/26	1,235	1,263
[3]	Reading School District GO	5.000%	3/1/36	1,250	1,284
[1]	Ridley School District GO	3.000%	11/15/38	3,820	3,490
[3]	River Valley PA School District GO	4.000%	3/15/29	1,470	1,516
[3]	River Valley PA School District GO	4.000%	3/15/30	1,610	1,670
[3]	River Valley PA School District GO	4.000%	3/15/32	1,740	1,796
[3]	River Valley PA School District GO	4.000%	3/15/34	1,880	1,932
[3]	River Valley PA School District GO	4.000%	3/15/35	1,955	2,004
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,064
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,876
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,733
	Rose Tree Media School District GO	5.000%	4/1/29	700	717

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	School District of Philadelphia GO	5.000%	9/1/25	19,955	20,183
	School District of Philadelphia GO	5.000%	9/1/26	2,295	2,321
	School District of Philadelphia GO	5.000%	9/1/26	6,925	7,134
	School District of Philadelphia GO	5.000%	9/1/29	2,010	2,155
	School District of Philadelphia GO	5.000%	9/1/30	3,225	3,458
	School District of Philadelphia GO	5.000%	9/1/31	4,100	4,383
	School District of Philadelphia GO	5.000%	9/1/32	2,100	2,118
	School District of Philadelphia GO	5.000%	9/1/32	5,485	5,849
	School District of Philadelphia GO	5.000%	9/1/33	1,500	1,595
	School District of Philadelphia GO	4.000%	9/1/36	2,960	3,001
	School District of Philadelphia GO	5.000%	9/1/36	1,000	1,043
	School District of Philadelphia GO	5.250%	9/1/36	1,000	1,121
	School District of Philadelphia GO	5.000%	9/1/37	1,000	1,040
	School District of Philadelphia GO	5.250%	9/1/37	2,000	2,255
	School District of Philadelphia GO	5.250%	9/1/38	1,400	1,572
	School District of Philadelphia GO	4.000%	9/1/39	4,520	4,523
	School District of Philadelphia GO	5.250%	9/1/39	5,000	5,582
	School District of Philadelphia GO	5.250%	9/1/39	2,170	2,422
	School District of Philadelphia GO	5.250%	9/1/40	11,665	12,952
	School District of Philadelphia GO	5.250%	9/1/40	2,285	2,537
	School District of Philadelphia GO	5.000%	9/1/44	2,000	2,068
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,515
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,750
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,850
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,711
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,408
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,022
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,170
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,077
[19]	Shaler Area PA School District GO	0.000%	9/1/31	5,000	3,858
[19]	Shaler Area PA School District GO	0.000%	9/1/32	6,195	4,572
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/26	880	893
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.650%	2/3/25	2,500	2,500
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,750	1,837
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,455
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/34	790	857
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/39	1,000	995
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/40	1,000	983
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,319
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	15,659
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,709
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,660
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/36	5,895	6,044
[3]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	620
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,383
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,550
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,666
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,101
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,587
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,293
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/40	1,930	2,130
[3]	Trinity Area School District GO	4.000%	11/1/37	600	608
[3]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,749
[3]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,757
	Twin Valley School District GO	3.000%	4/1/28	1,000	994
	Twin Valley School District GO	3.000%	4/1/29	500	492
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,123
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,186
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,070
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,204
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	12,620	13,642
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,120	1,096
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	5,945	5,980
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,053
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	644
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	665

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	685
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,421
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,464
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,506
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	6,110	5,169
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	230
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	345
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	339
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	414
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	728
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	575
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,322
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,233
[1]	William Penn School District GO	3.000%	11/15/39	1,000	884
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,304
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,351
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,409
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,463
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/28	4,405	4,489
					3,513,154
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	19,911	20,038
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	81,194	84,641
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	105,206
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	60,667	67,218
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	78,126	54,418
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	96,237	95,696
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	31,163	30,863
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	8,049	7,866
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	20,938	19,778
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,484
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,055	2,064
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	8,600	8,933
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,387
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,400
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	27,115	28,494
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	19,135	20,199
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	24,150	25,776
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	19,000	19,764
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	15,545	16,180
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,250	1,301
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	14,525	15,198
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	12,940	12,084
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,595	5,218
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	4,735	4,957
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,420	1,447
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,115	1,165
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	238
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,227
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	995	1,071
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,195	1,272
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	385	408
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	235	221
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	325	304
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	225	209
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	230	211

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue(Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/26	3,880	3,905
[3,8]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,042
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	27,622	25,387
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	46,418	39,736
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	28,416	22,449
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	28,369	20,642
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	241,423	239,234
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	19,223	19,049
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	8,165	8,091
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	5,130	1,677
					1,049,278
Rhode Island (0.3%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,000
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/36	5,000	5,235
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/37	3,000	3,117
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/31	700	770
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/32	1,250	1,386
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/34	1,325	1,489
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/35	1,900	2,132
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	2,570	2,871
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	1,250	1,388
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/38	1,500	1,657
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/39	1,500	1,649
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/41	1,000	1,103
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/42	1,275	1,399
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/43	1,000	1,092
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	515	525
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/32	650	660
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/35	1,575	1,596
	Rhode Island GO	3.000%	5/1/32	8,170	7,928
	Rhode Island GO	3.000%	5/1/33	8,420	8,115
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,062
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	443
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	477
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	486
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	110
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	511
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	548
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	687
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	433
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	830
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	808
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,518
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,011
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,036
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,033
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,012
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	10,000	11,077
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	963
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,950	2,128
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,900	2,041
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,000	1,065
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	1,215	1,281
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,100	1,150
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/32	500	557
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/33	500	561
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/35	3,000	3,091
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/35	730	820
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/36	800	895
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/37	3,480	3,553
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/37	1,205	1,342
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/38	1,300	1,439
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	956
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/39	5,000	5,025
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/39	800	879
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/40	1,400	1,529
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/41	2,500	2,492

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/41	1,500	1,629
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/42	3,195	3,117
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/42	1,535	1,659
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/43	3,340	3,231
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/43	1,100	1,184
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/44	2,985	2,856
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/44	1,130	1,211
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,206
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,463
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,754
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,928
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,529
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,440
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,225
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	2,955
Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,374
Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,423
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/44	750	783
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	1,800	1,807
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	2,405	2,402
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,730	11,510
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	5,650	5,519
				194,166
South Carolina (1.3%)
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,068
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	798
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,211
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	959
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	845
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	620	672
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	1,200	1,301
Charleston County SC GO	5.000%	11/1/25	2,660	2,705
Charleston County SC GO	4.000%	11/1/34	7,410	7,515
Charleston Housing Authority SC Local or Guaranteed Housing Revenue	5.000%	12/1/41	3,900	3,880
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	736
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,014
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,075
Dorchester County SC Special Assessment Revenue	4.500%	10/1/33	415	411
Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/32	450	512
Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/33	460	529
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/42	250	247
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/43	250	246
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/44	300	294
Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	5,000	5,337
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,888
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	4,960
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	675
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	671
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	616
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	613
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	754
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	852
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	2,400	2,464
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	932
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,461
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,233
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	941
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,063
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	959
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,065
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	158
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,686
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,250
Horry County SC School District GO	5.000%	3/1/28	10,120	10,787
Horry County SC School District GO	5.000%	3/1/30	11,230	12,376
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,122
Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,627
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/31	800	882

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/32	1,000	1,097
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/33	1,100	1,204
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/34	1,125	1,226
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/35	650	706
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/36	875	949
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/37	1,175	1,267
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/39	1,100	1,176
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,100	1,166
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/42	1,685	1,781
	Lancaster County SC School District GO	4.000%	3/1/30	4,860	4,922
	Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,275
	Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,197
	Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,846
	Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,076
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,125
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,425	1,496
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,409
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,722
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,557
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,293
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,044
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,134
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,446
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,001
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,001
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,752
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,502
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,004
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/26	4,000	4,005
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/29	3,390	3,393
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/30	5,210	5,215
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/33	1,465	1,572
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/34	1,785	1,908
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/35	2,040	2,169
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/36	2,320	2,455
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/37	2,620	2,770
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/38	2,790	2,944
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/39	2,285	2,409
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/40	3,450	3,624
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/41	1,810	1,898
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	79,240	85,314
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	24,540	26,213
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/30	500	538
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/31	250	270
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/32	500	539
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/33	810	871
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/34	1,000	1,066
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/35	725	734
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/37	500	366
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/38	600	599
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/39	575	568
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/40	600	588
[8,13]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/31	5,560	4,421
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,565
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,215
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,790
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	33,795	34,476
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,245
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,087
	Richland County SC School District No. 2 GO	3.000%	3/1/33	1,000	949
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,570	1,498
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/27	2,500	2,513
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/36	975	1,081
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/37	1,035	1,143
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/38	1,115	1,225
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/39	1,125	1,228

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/40	1,000	1,087
	South Carolina Housing Finance & Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	5,000	5,085
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/36	6,250	5,452
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,575
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,368
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	741
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,000	4,012
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,012
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	915
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,100	1,153
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,440	23,838
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	320	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,325	1,388
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	435	454
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,000	2,089
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	418
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	7,105	7,357
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,297
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	430	446
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	19,033
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	6,000	6,584
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/39	1,000	1,046
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	9,835	10,985
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	9,000	9,978
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,095	3,046
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	8,085	8,851
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	6,515	7,100
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/45	13,890	15,425
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,790
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,715	2,761
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,220
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.440%	2/3/25	23,900	23,900
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	2/3/25	26,300	26,300
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	3,675	3,987
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,040
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	19,605	19,940
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,123
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,225
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,494
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	503
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,208
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,157
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,304
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,735
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	16,000	15,958
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	23,915	23,675
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	8,020	7,915
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	6,000	6,576
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	12,183
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	14,435	14,200
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/40	2,130	2,321
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	7,852
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,426
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	3,000	3,249
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	5,000	5,415
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,519
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	3,200	3,450
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,669
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,625	3,890
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	6,315	6,776
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/44	3,000	3,207
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	2,630	2,793
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	5,980
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,502

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	4,903
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,375
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,930
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,364
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	407
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,334
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,735	1,474
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/46	375	242
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	825	824
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	725	709
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,385	3,343
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	12,345	12,805
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,056	3,153
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	14,882
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	20,000	21,266
	Spartanburg County School District No. 5 GO	4.000%	3/1/41	5,260	5,253
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,427
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	309
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	540
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	539
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	574
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	507
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,994
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,052
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,467
[1]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,462
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/41	1,245	1,334
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,807
					989,817
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,267
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	676
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,277
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,427
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,827
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,809
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,417
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,093
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,109
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,879
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,762
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,023
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,259
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	2,945
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,687
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	1,400	1,396
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,540	2,548
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	2,100	2,038
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	24,775	24,773
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	2,425	2,381
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	7,115	6,956
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,860	3,053
	Tea Area School District No. 41-5 GO	5.000%	8/1/45	1,000	1,045
	Yankton SD School District No. 63-3 GO	5.000%	8/1/42	1,500	1,616
					97,263
Tennessee (1.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,615
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,423
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,272
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,351
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,062
[8]	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	4,365	4,942
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	995
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	777
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	985
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,045
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	788
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/42	3,035	3,315
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	2,600	2,823

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	3,800	4,103
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/42	13,220	14,192
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/43	13,900	14,871
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,610	1,772
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	2,200	2,409
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	2,600	2,825
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	2,915	3,145
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/43	3,715	3,978
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/44	3,000	3,190
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,369
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,950
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,618
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,428
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	695
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	993
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,714
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,709
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,540
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	8,990
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,109
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,520
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	982
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,409
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	32
	Kingsport TN GO	4.000%	3/1/44	1,245	1,217
[4]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	2.050%	2/3/25	16,500	16,500
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,066
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,381
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	203
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,465	6,712
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,487
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,090
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,566
	Knox County TN GO	3.000%	6/1/36	3,530	3,264
	Knox County TN GO	3.000%	6/1/39	3,675	3,251
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/44	2,235	2,416
	Knoxville TN GO	3.000%	5/1/37	3,175	2,905
	Knoxville TN GO	3.000%	5/1/40	3,470	3,037
	Lebanon Special School District GO	5.000%	4/1/44	1,110	1,154
	Maury County TN GO	5.000%	4/1/29	1,275	1,301
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/31	600	675
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/32	855	969
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/39	3,000	3,366
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/40	2,850	3,180
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/41	2,000	2,218
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/42	2,250	2,483
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/43	3,705	4,070
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/44	2,000	2,185
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,040
	Memphis TN GO	5.000%	4/1/40	7,120	7,823
	Memphis TN GO	4.000%	5/1/40	5,280	5,261
	Memphis TN GO	5.000%	4/1/41	6,000	6,558
	Memphis TN GO	5.000%	4/1/41	5,815	6,356
	Memphis TN GO	5.000%	4/1/42	7,120	7,751
	Memphis TN GO	5.000%	4/1/42	7,260	7,904
	Memphis TN GO	5.000%	4/1/43	7,115	7,714
	Memphis TN GO	5.000%	4/1/43	6,600	7,156
	Memphis TN GO	5.000%	4/1/44	6,600	7,132
	Memphis TN GO	5.000%	4/1/45	4,620	4,976
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,069
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,091
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	933
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,545
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,440

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,753
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,272
	Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,015
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,824
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,917
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,004
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,562
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,004
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	992
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/29	1,000	1,066
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	257
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/36	500	547
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/37	500	545
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/38	400	434
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/43	2,000	2,123
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	455	454
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	730	726
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	8,790	8,002
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,770	6,198
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	11,174
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	6,740
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	7,575	8,031
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	700	747
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,305	1,409
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	665	718
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,000	1,082
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,735	1,899
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,000	1,096
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	1,090	1,122
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	2,500	2,574
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	1,000	1,051
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	3,000	3,153
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,124
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,000	1,070
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	3,000	3,210
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,043
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,043
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,261
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,303
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,083
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	781
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	671
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,039
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,245
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,294
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,091
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,000	1,140
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/38	1,000	1,133
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/40	1,650	1,837
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	2,250	2,473
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/43	3,000	3,282
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	1,250	1,359
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	8,929

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	14,847
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	6,365	6,472
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	7,580	7,507
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,786
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/37	1,050	1,087
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	3.000%	7/1/40	1,095	943
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/33	755	852
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/34	530	603
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/35	530	600
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/36	575	648
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/37	1,165	1,304
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/38	740	821
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/39	465	513
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/40	500	548
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/41	600	652
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/42	900	974
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/43	1,000	1,075
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/44	1,065	1,140
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,778
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	390
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,617
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	666
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,828
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,469
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,348
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	329
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,639
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	653
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,185
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,454
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,601
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	1,029
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,756
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,322
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	2,250	2,117
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	937
	Sevierville TN GO	5.000%	6/1/36	3,660	3,956
[4]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/44	1,250	1,256
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,371
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/34	38,090	42,363
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	12,460	13,164
	Shelby County TN GO	5.000%	3/1/26	1,165	1,167
	Shelby County TN GO	3.125%	4/1/32	6,145	6,035
	Shelby County TN GO	4.000%	4/1/33	6,055	6,202
	Shelby County TN GO	4.000%	4/1/35	7,200	7,295
	Spring Hill TN GO	5.000%	6/1/35	2,890	3,176
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	62,225	62,407
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	118,165	124,323
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	49,365	52,464
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,815
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,277
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	22,942
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	85,455	88,390
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	8,575	9,021
	Tennessee GO	5.000%	9/1/36	5,005	5,228
	Tennessee GO	5.000%	9/1/37	5,005	5,217
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/37	1,495	1,367
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,615	4,607
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	17,685	18,647
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	3,940	4,192
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,260	4,182
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,188
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,797

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,785
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	8,100	8,591
	West Knox Utility District Water Revenue	3.000%	6/1/37	3,165	2,873
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	4,040	4,160
	Williamson County TN GO	3.000%	4/1/36	4,945	4,592
	Williamson County TN GO	3.000%	4/1/37	5,090	4,670
	Williamson County TN GO	3.000%	4/1/37	3,375	3,096
	Williamson County TN GO	3.000%	4/1/38	5,245	4,735
	Williamson County TN GO	3.000%	4/1/38	3,475	3,137
	Williamson County TN GO	3.000%	4/1/39	5,400	4,803
					1,026,264
Texas (12.7%)
	Abilene TX GO	4.000%	2/15/43	1,370	1,326
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/28	3,360	3,347
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,173
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,253
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,265
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,093
[20]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	850
[20]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	824
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,108
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,072
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,774
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	3,964
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,160
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,370
[20]	Aldine Independent School District GO	5.000%	2/15/28	1,945	1,946
[20]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,112
[20]	Aldine Independent School District GO	5.000%	2/15/37	3,250	3,677
[20]	Aldine Independent School District GO	5.000%	2/15/38	2,275	2,554
[20]	Aldine Independent School District GO	5.000%	2/15/39	10,000	11,170
[20]	Aldine Independent School District GO	5.000%	2/15/40	2,000	2,219
[20]	Aldine Independent School District GO	5.000%	2/15/41	3,200	3,525
[20]	Aldine Independent School District GO	5.000%	2/15/42	4,085	4,464
[20]	Aldine Independent School District GO	5.000%	2/15/43	3,255	3,541
[20]	Aldine Independent School District GO	5.000%	2/15/44	4,125	4,464
[20]	Aledo Independent School District GO	5.000%	2/15/39	1,270	1,383
[20]	Aledo Independent School District GO	5.000%	2/15/40	1,070	1,159
[20]	Aledo Independent School District GO	5.000%	2/15/41	2,000	2,157
[20]	Aledo Independent School District GO	5.000%	2/15/42	1,000	1,074
[20]	Aledo Independent School District GO	5.000%	2/15/43	2,400	2,567
[20]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,697
[20]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,798
[20]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,090
[20]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,018
	Allen TX GO	5.000%	8/15/32	750	849
	Allen TX GO	5.000%	8/15/33	800	915
	Allen TX GO	5.000%	8/15/36	1,100	1,242
	Allen TX GO	5.000%	8/15/37	1,155	1,298
	Allen TX GO	5.000%	8/15/38	1,610	1,798
	Allen TX GO	5.000%	8/15/40	1,000	1,104
	Allen TX GO	5.000%	8/15/41	1,250	1,370
	Allen TX GO	5.000%	8/15/42	1,600	1,742
	Allen TX GO	5.000%	8/15/43	1,235	1,339
	Allen TX GO	5.000%	8/15/44	1,200	1,296
[20]	Alvin TX Independent School District GO	5.000%	2/15/29	5,435	5,551
[20]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,116
[20]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,126
[3]	Alvin TX Water & Sewer System Water Revenue	5.000%	2/1/30	1,205	1,313
[20]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	10,913
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	2,955
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	3,053
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,718
[20]	Andrews Independent School District GO	5.000%	2/15/29	1,080	1,165
[20]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,243
[20]	Angleton Independent School District GO	4.000%	2/15/40	4,415	4,448
[20]	Angleton Independent School District GO	4.000%	2/15/44	1,000	968
	Anna TX GO	4.250%	2/15/47	1,900	1,857

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,071	4,178
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	251
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	410	417
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	318
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	77
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	79
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	252
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	513
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	83
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	527
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	87
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	317
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	388
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	336
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,623
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	381
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,264
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	157
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,115
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,511
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	908
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,883
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	473
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,626
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,250
	Arlington TX GO	5.000%	8/15/34	3,795	4,355
	Arlington TX GO	5.000%	8/15/34	1,170	1,343
	Arlington TX GO	5.000%	8/15/39	3,790	4,231
	Arlington TX GO	5.000%	8/15/40	3,790	4,198
	Arlington TX GO	5.000%	8/15/41	3,790	4,173
	Arlington TX GO	5.000%	8/15/42	3,790	4,154
[20]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,592
[20]	Arlington TX Independent School District GO	4.000%	2/15/39	1,100	1,115
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,398
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	793
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,053
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,052
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,643
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,773
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,122
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,441
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,357
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,779
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	3,984
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,908
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,132
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,214
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/34	2,035	2,332
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,568
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	2,991
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	852
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	861
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,554
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,938
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,386
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,610
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,571
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,700
[20]	Aubrey Independent School District GO	5.000%	2/15/39	3,055	3,325
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/30	349	352
[1]	Aubrey TX Special Assessment Revenue	5.000%	9/1/37	1,230	1,349
[1]	Aubrey TX Special Assessment Revenue	5.000%	9/1/40	1,000	1,081
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/43	1,008	1,025
[1]	Aubrey TX Special Assessment Revenue	5.000%	9/1/45	1,224	1,315
	Austin Affordable PFC Inc. Revenue	4.450%	3/1/43	1,275	1,268
	Austin Affordable PFC Inc. Revenue	4.500%	3/1/43	10,500	10,501
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	854
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,046
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,362
[20]	Austin Independent School District GO	5.000%	8/1/32	2,000	2,120

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,581
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,290
[20]	Austin Independent School District GO	5.000%	8/1/40	6,460	7,098
[20]	Austin Independent School District GO	5.000%	8/1/41	12,235	13,373
[20]	Austin Independent School District GO	5.000%	8/1/42	10,190	11,092
[20]	Austin Independent School District GO	4.000%	8/1/43	14,460	14,200
[20]	Austin Independent School District GO	4.000%	8/1/44	12,390	12,071
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,084
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,249
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,582
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,013
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,840
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,212
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,672
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,047
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,108
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,205
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,221
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,235
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	3,520	3,773
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,069
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,087
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	4,375	4,577
[4]	Austin TX Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,710
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,774
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	3,885
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	4,068
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	1,000	1,043
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,675
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,395
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,135
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,098
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	8,915
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,825
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,542
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,409
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,160
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,275	4,815
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,418
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,100	4,594
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,386
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	6,595	7,327
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,658
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	12,055	13,290
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,775	4,086
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	21,655	23,705
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/44	2,500	2,717
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	2,370	2,502
[20]	Barbers Hill Independent School District GO	5.000%	2/15/29	325	352
[20]	Barbers Hill Independent School District GO	5.000%	2/15/30	375	413
[20]	Barbers Hill Independent School District GO	5.000%	2/15/31	500	559
[20]	Barbers Hill Independent School District GO	5.000%	2/15/32	500	563
[20]	Barbers Hill Independent School District GO	5.000%	2/15/33	500	568
[20]	Barbers Hill Independent School District GO	5.000%	2/15/34	450	516
[20]	Barbers Hill Independent School District GO	5.000%	2/15/35	1,000	1,149
[20]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	7,839
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	10,000	10,040
[20]	Barbers Hill Independent School District GO	5.000%	2/15/43	1,000	1,093
[20]	Barbers Hill Independent School District GO	5.000%	2/15/44	750	816
[20]	Bastrop Independent School District GO	5.000%	2/15/40	4,105	4,516
[20]	Bastrop Independent School District GO	5.000%	2/15/41	5,240	5,720
[20]	Bastrop Independent School District GO	5.000%	2/15/43	4,045	4,366
[20]	Bastrop Independent School District GO	5.000%	2/15/44	4,560	4,896
[20]	Beaumont Independent School District GO	3.000%	2/15/35	2,000	1,878
[20]	Beeville Independent School District GO	5.000%	8/15/40	1,320	1,450
	Bell County TX GO	3.000%	2/15/37	1,255	1,142
	Bell County TX GO	3.000%	2/15/39	2,000	1,775
	Bell County TX GO	3.000%	2/15/40	2,250	1,953
	Bell County TX GO	3.000%	2/15/41	2,000	1,713

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	865
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	883
[20]	Belton Independent School District GO	5.000%	2/15/36	740	806
[20]	Belton Independent School District GO	4.000%	2/15/37	570	583
[20]	Belton Independent School District GO	4.000%	2/15/38	875	890
[20]	Belton Independent School District GO	4.000%	2/15/39	910	920
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,731
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,268
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,898
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,754
	Bexar County Hospital District GO	5.000%	2/15/37	500	546
	Bexar County Hospital District GO	5.000%	2/15/38	500	542
	Bexar County Hospital District GO	5.000%	2/15/39	865	932
	Bexar County Hospital District GO	5.000%	2/15/40	1,250	1,337
	Bexar County Hospital District GO	5.000%	2/15/41	2,000	2,130
	Bexar County Hospital District GO	5.000%	2/15/42	1,500	1,589
	Bexar County Hospital District GO	5.000%	2/15/43	1,500	1,584
	Bexar County TX GO	5.000%	6/15/27	5,000	5,143
	Bexar County TX GO	5.000%	6/15/28	4,370	4,496
	Bexar County TX GO	4.000%	6/15/34	2,000	2,009
	Bexar County TX GO	4.000%	6/15/34	1,260	1,274
	Bexar County TX GO	4.000%	6/15/35	3,565	3,617
	Bexar County TX GO	5.000%	6/15/36	3,550	3,667
	Bexar County TX GO	4.000%	6/15/37	3,315	3,331
	Bexar County TX GO	4.000%	6/15/38	2,860	2,875
	Bexar County TX GO	3.000%	6/15/39	1,550	1,389
	Bexar County TX GO	5.000%	6/15/40	3,000	3,081
	Bexar County TX GO	5.000%	6/15/41	2,105	2,284
	Bexar County TX GO	5.000%	6/15/42	5,325	5,751
	Bexar County TX GO	5.000%	6/15/43	4,805	5,168
[20]	Birdville Independent School District GO	5.000%	2/15/32	5,520	6,212
[20]	Birdville Independent School District GO	5.000%	2/15/42	2,400	2,601
[20]	Birdville Independent School District GO	5.000%	2/15/44	2,000	2,144
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	6,500	6,720
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,660
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	6,230	7,084
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,319
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	4,000	4,595
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	9,000	9,678
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/35	17,350	20,218
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	10,755
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/38	9,510	10,776
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	9,120	10,278
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	15,000	17,460
[20]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,469
[20]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	2,012
[20]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,224
[20]	Brock TX Independent School District GO	5.000%	8/15/37	1,000	1,102
[20]	Brock TX Independent School District GO	5.000%	8/15/40	1,500	1,628
[20]	Brock TX Independent School District GO	5.000%	8/15/41	2,000	2,160
[20]	Brock TX Independent School District GO	5.000%	8/15/42	1,880	2,023
[20]	Brock TX Independent School District GO	5.000%	8/15/43	2,000	2,143
[20]	Brownwood Independent School District GO	5.000%	2/15/30	800	878
[20]	Brownwood Independent School District GO	5.000%	2/15/40	4,325	4,680
[20]	Brownwood Independent School District GO	5.000%	2/15/41	4,625	4,975
[20]	Brownwood Independent School District GO	4.000%	2/15/43	4,590	4,553
[4,6]	Buda TX Special Assessment Revenue	5.875%	9/1/45	1,300	1,301
[20]	Bullard Independent School District GO	4.000%	2/15/43	1,500	1,490
[20]	Caddo Mills Independent School District GO	5.000%	2/15/37	1,000	1,099
[20]	Caddo Mills Independent School District GO	5.000%	2/15/40	1,050	1,136
[20]	Caddo Mills Independent School District GO	5.000%	2/15/41	1,100	1,182
[20]	Caddo Mills Independent School District GO	5.000%	2/15/42	1,200	1,283
[20]	Caddo Mills Independent School District GO	5.000%	2/15/43	2,435	2,596
[20]	Calallen Independent School District GO	5.000%	2/15/39	2,165	2,376
[20]	Calallen Independent School District GO	5.000%	2/15/40	1,000	1,091
[20]	Calallen Independent School District GO	5.000%	2/15/41	1,280	1,389
[20]	Calallen Independent School District GO	5.000%	2/15/42	1,000	1,081
[20]	Canutillo TX Independent School District GO	5.000%	2/15/41	2,600	2,853
[20]	Canutillo TX Independent School District GO	5.000%	2/15/42	3,200	3,494
[20]	Canutillo TX Independent School District GO	5.000%	2/15/43	4,165	4,518

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Canutillo TX Independent School District GO	5.000%	2/15/44	2,500	2,702
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/39	1,435	1,581
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/40	1,500	1,646
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	1,500	1,635
[20]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	889
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/40	10,000	10,944
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/41	12,820	13,956
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/42	13,225	14,294
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/43	7,260	7,810
[20]	Castleberry Independent School District GO	5.000%	2/15/42	1,035	1,127
[20]	Castleberry Independent School District GO	5.000%	2/15/43	1,025	1,109
[20]	Castleberry Independent School District GO	5.000%	2/15/44	1,000	1,077
[20]	Cedar Hill Independent School District GO	5.000%	2/15/43	5,000	5,427
[20]	Cedar Hill Independent School District GO	5.000%	2/15/44	6,000	6,489
[20]	Cedar Hill Independent School District GO	5.000%	2/15/45	6,000	6,461
[20]	Celina Independent School District GO	5.000%	2/15/37	500	562
[20]	Celina Independent School District GO	5.000%	2/15/38	630	702
[20]	Celina Independent School District GO	5.000%	2/15/39	1,000	1,107
[20]	Celina Independent School District GO	5.000%	2/15/42	1,000	1,085
[20]	Celina Independent School District GO	5.000%	2/15/43	675	729
	Celina TX GO	5.000%	9/1/36	500	553
	Celina TX GO	4.000%	9/1/38	740	745
	Celina TX GO	4.000%	9/1/39	4,050	4,050
	Celina TX GO	4.000%	9/1/40	1,400	1,386
	Celina TX GO	4.000%	9/1/41	2,000	1,963
	Celina TX GO	4.000%	9/1/42	3,525	3,429
	Celina TX GO	4.000%	9/1/42	6,580	6,384
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/31	250	250
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	221
[6,8]	Celina TX Special Assessment Revenue	5.000%	9/1/39	800	850
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	1,016
[4]	Celina TX Special Assessment Revenue	5.125%	9/1/44	1,500	1,487
[6,8]	Celina TX Special Assessment Revenue	5.000%	9/1/45	1,773	1,831
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/30	324	324
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/43	1,012	1,016
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,293
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,349
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,950
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	6,500	5,890
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,285
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,555
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,691
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	831
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	855
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,658
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,014
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	884
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,100	1,194
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,939
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,293
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,104
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,011
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,068
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,350	1,476
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,957
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,194
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,084
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,326
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,090
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,831
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,100
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,162
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,371
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	815
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,337
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,145
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,185	1,208
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,023
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,098
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	731

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	958
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	800	863
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,337
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,020
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,411
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,076
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	2,005
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,501
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,307
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,767
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,429
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,004
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,558
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	3,605	3,607
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,086
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,884
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	4,943
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,620
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	1,490	1,570
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	880
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	17,283
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,453
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,256
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,522
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	3,500	3,087
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	21,010	23,798
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	30,335	34,603
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	19,780	22,485
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	52,175	59,174
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	30,000	33,959
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	15,745	17,782
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	4,450	5,010
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	38,440	41,082
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	10,000	11,080
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	10,786
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	4,040	4,448
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,225	2,429
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	4,570	4,952
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	15,705	16,638
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/32	1,535	1,716
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/33	3,190	3,590
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/40	4,525	4,875
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/41	2,500	2,674
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/42	5,005	5,316
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/43	5,260	5,553
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/44	5,530	5,802
[20]	Channelview Independent School District GO	2.000%	8/15/40	1,000	718
[20]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,753
[20]	Clear Creek Independent School District GO	5.000%	2/15/31	3,710	4,140
[20]	Clear Creek Independent School District GO	5.000%	2/15/32	2,260	2,545
[20]	Clear Creek Independent School District GO	5.000%	2/15/33	2,475	2,814
[20]	Clear Creek Independent School District GO	5.000%	2/15/40	2,520	2,786
[20]	Clear Creek Independent School District GO	5.000%	2/15/41	3,845	4,213
	Cleburne TX GO	4.000%	2/15/42	2,440	2,334
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	415
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	830	901
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	575	636
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	365
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	832
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	543
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	1,110	1,156
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,174
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	561

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	950	982
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	406
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	413
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,100	1,133
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	506
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/36	1,100	1,203
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	784
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,000	1,022
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,280	1,411
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,000	1,089
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,080
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,400	1,425
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,000	1,094
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,200	1,301
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,855	1,818
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,500	1,519
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,250	1,360
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,000	1,080
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,146
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,500	1,508
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,177
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,960	1,952
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,214
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,400	1,378
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,799
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	14,000	13,561
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/32	1,765	1,922
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/33	2,010	2,203
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/35	1,125	1,215
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/36	1,170	1,276
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/37	1,250	1,351
[20]	College Station Independent School District GO	3.000%	2/15/44	3,755	3,003
	College Station TX GO	4.000%	2/15/41	1,735	1,712
	College Station TX GO	4.000%	2/15/42	1,805	1,768
	College Station TX GO	4.000%	2/15/43	1,880	1,826
	College Station TX GO	4.000%	2/15/44	1,955	1,884
	Collin County Community College District GO	5.000%	8/15/29	1,000	1,090
	Collin County Community College District GO	3.000%	8/15/39	5,000	4,449
	Collin County TX GO	5.000%	2/15/27	1,335	1,394
	Collin County TX GO	5.000%	2/15/33	2,000	2,147
	Collin County TX GO	3.000%	2/15/36	370	346
	Collin County TX GO	5.000%	2/15/37	2,250	2,523
	Collin County TX GO	4.000%	2/15/38	2,480	2,519
	Collin County TX GO	5.000%	2/15/38	2,880	3,198
	Collin County TX GO	4.000%	2/15/43	13,035	12,780
	Collin County TX GO	4.000%	2/15/44	12,560	12,210
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,747
[20]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,393
[20]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,358
[20]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,310
[20]	Comal Independent School District GO	3.000%	2/15/40	2,805	2,498
[20]	Comal Independent School District GO	3.000%	2/1/41	12,000	10,151
[20]	Comal Independent School District GO	3.000%	2/15/41	2,270	1,982
[20]	Comal Independent School District GO	3.000%	2/15/42	2,245	1,936
[20]	Comal Independent School District GO	3.000%	2/15/43	2,710	2,307
[20]	Comanche Independent School District GO	5.000%	2/15/42	2,400	2,623
[20]	Community TX Independent School District GO	5.000%	2/15/37	1,205	1,313
[20]	Community TX Independent School District GO	5.000%	2/15/39	1,440	1,551
[20]	Community TX Independent School District GO	5.000%	2/15/42	1,935	2,093
[20]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,471
[20]	Conroe Independent School District GO	3.000%	2/15/40	4,015	3,521
[20]	Conroe Independent School District GO	3.000%	2/15/41	3,000	2,586
[20]	Conroe Independent School District GO	5.000%	2/15/41	5,000	5,515
[20]	Conroe Independent School District GO	5.000%	2/15/42	29,195	31,996
[20]	Conroe Independent School District GO	5.000%	2/15/43	17,500	19,037
[20]	Conroe Independent School District GO	5.000%	2/15/44	21,000	22,745
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	133
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	183
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	164
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	182

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	220
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	257
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	282
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	302
	Conroe TX GO	5.000%	11/15/26	980	1,015
	Conroe TX GO	5.000%	11/15/27	1,035	1,091
	Conroe TX GO	5.000%	11/15/28	1,720	1,842
	Conroe TX GO	5.000%	3/1/34	300	334
	Conroe TX GO	5.000%	11/15/34	240	268
	Conroe TX GO	5.000%	3/1/35	435	482
	Conroe TX GO	5.000%	11/15/35	210	234
	Conroe TX GO	5.000%	3/1/36	465	513
	Conroe TX GO	5.000%	11/15/36	420	465
	Conroe TX GO	4.000%	3/1/37	905	926
	Conroe TX GO	4.000%	11/15/37	915	933
	Conroe TX GO	4.125%	11/15/38	955	976
	Conroe TX GO	5.000%	11/15/39	450	491
	Conroe TX GO	5.000%	11/15/40	630	682
	Conroe TX GO	4.250%	3/1/41	1,135	1,152
	Conroe TX GO	5.000%	3/1/41	1,075	1,163
	Conroe TX GO	4.000%	11/15/41	2,305	2,290
	Conroe TX GO	5.000%	11/15/42	475	508
[20]	Coppell Independent School District GO	5.000%	8/15/39	1,000	1,105
[20]	Coppell Independent School District GO	4.000%	8/15/42	1,000	1,000
[20]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,562
[20]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,027
[20]	Corpus Christi Independent School District GO	5.000%	8/15/40	1,430	1,566
[20]	Corpus Christi Independent School District GO	5.000%	8/15/41	1,765	1,922
[20]	Corpus Christi Independent School District GO	4.000%	8/15/42	3,880	3,852
[20]	Corpus Christi Independent School District GO	5.000%	8/15/42	3,435	3,725
[20]	Corpus Christi Independent School District GO	5.000%	8/15/43	3,450	3,726
[20]	Corpus Christi Independent School District GO	5.000%	8/15/44	1,920	2,066
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/45	1,000	961
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	560
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	920
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/36	1,500	1,674
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	1,980
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,370	1,522
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/38	1,000	1,105
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,178
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,870	2,053
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	2,500	2,732
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,778
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/43	6,590	7,126
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/44	4,000	4,306
[20]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	775
[20]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,102
[20]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,174
[20]	Crandall Independent School District GO	4.000%	8/15/42	805	804
[20]	Crosby Independent School District GO	5.000%	2/15/37	1,250	1,396
[20]	Crowley Independent School District GO	5.000%	2/1/40	4,700	5,126
[20]	Crowley Independent School District GO	5.000%	2/1/41	1,030	1,117
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/32	2,000	2,257
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/33	2,500	2,844
[6,20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/33	3,200	3,639
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,234
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,760	3,170
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/41	2,750	3,025
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/42	2,750	3,005
[20]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	7,370	7,320
[13]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	1,000	1,085
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,352
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,505
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	3,044
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	2,045	2,131
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,323
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,969
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	16,294
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,307
	Dallas County TX GO	5.000%	8/15/40	3,560	3,887

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,395
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,225
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,575
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,837
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,550	2,860
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	6,740	7,640
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	5,440	6,225
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,470
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/34	5,000	5,747
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,492
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,639
[1]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	23,500	23,935
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	5,325	6,065
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	9,000	10,207
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,153
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	2,000	2,232
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,168
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	2,750	3,037
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	9,000	10,031
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,197
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,711
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,605	2,863
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	6,475	7,178
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,965	4,318
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	8,250	9,055
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	18,140	19,804
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	18,605	20,152
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	15,520	16,733
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	14,520	14,136
	Dallas Housing Finance Corp. Revenue	4.350%	10/1/41	1,280	1,275
[20]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,924
[20]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,603
[20]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,382
[20]	Dallas Independent School District GO	5.000%	2/15/43	7,530	8,107
[6,20]	Dallas Independent School District GO PUT	5.000%	2/15/29	4,120	4,370
[6,20]	Dallas Independent School District GO PUT	5.000%	2/15/30	7,360	7,903
[6,20]	Dallas Independent School District GO PUT	5.000%	2/15/31	14,005	15,218
	Dallas TX GO	5.000%	2/15/33	17,010	19,285
	Dallas TX GO	3.000%	2/15/38	1,225	1,104
	Dallas TX GO	4.000%	2/15/41	3,125	3,094
	Dallas TX GO	5.000%	2/15/41	6,285	6,823
	Dallas TX GO	5.000%	2/15/43	6,465	6,954
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,219
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,213
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,758
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,756
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,448
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,282
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,750
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,783
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	984
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,705
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/33	5,715	6,508
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,112
[20]	Del Valle Independent School District TX GO	5.000%	6/15/35	3,400	3,738
[20]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,472
[20]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,958
[20]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,545
[20]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,136
[20]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,897
[20]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,157
[20]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,057
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,250
	Denton County TX GO	4.000%	7/15/41	4,950	4,931
	Denton County TX GO	4.000%	7/15/42	5,255	5,192
[4]	Denton County TX Special Assessment Revenue	4.625%	12/31/31	600	599
[4]	Denton County TX Special Assessment Revenue	5.250%	12/31/44	2,000	1,958
[20]	Denton Independent School District GO	5.000%	8/15/30	7,775	7,928
[20]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,410
[20]	Denton Independent School District GO	5.000%	8/15/37	1,385	1,557

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Denton Independent School District GO	5.000%	8/15/38	1,920	2,142
[20]	Denton Independent School District GO	5.000%	8/15/39	4,130	4,581
[20]	Denton Independent School District GO	5.000%	8/15/40	3,705	4,091
[20]	Denton Independent School District GO	5.000%	8/15/41	2,965	3,256
[20]	Denton Independent School District GO	5.000%	8/15/42	6,350	6,935
[20]	Denton Independent School District GO	3.000%	8/15/43	2,500	2,055
[20]	Denton Independent School District GO	5.000%	8/15/48	5,000	5,337
	Denton TX GO	4.000%	2/15/39	3,605	3,625
	Denton TX GO	4.000%	2/15/40	2,560	2,563
	Denton TX GO	4.000%	2/15/40	6,995	7,005
	Denton TX GO	4.000%	2/15/41	7,275	7,236
	Denton TX GO	4.000%	2/15/42	2,675	2,638
	Denton TX GO	4.000%	2/15/42	2,285	2,256
	Denton TX GO	4.000%	2/15/42	2,005	1,980
	Denton TX GO	4.000%	2/15/42	5,710	5,638
	Denton TX GO	4.000%	2/15/43	7,880	7,717
	Denton TX GO	4.000%	2/15/43	2,240	2,194
	Denton TX GO	4.000%	2/15/43	5,950	5,827
	Denton TX GO	4.000%	2/15/44	3,190	3,098
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,059
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	23,960	23,960
[20]	Dickinson Independent School District GO	5.000%	2/15/37	2,375	2,653
[20]	Dickinson Independent School District GO	5.000%	2/15/38	3,750	4,160
[20]	Dickinson Independent School District GO	4.000%	2/15/41	3,175	3,189
[20]	Dickinson Independent School District GO	4.000%	2/15/43	3,460	3,436
[20]	Donna TX Independent School District GO	5.000%	2/15/37	760	847
[20]	Donna TX Independent School District GO	5.000%	2/15/38	1,605	1,776
[20]	Donna TX Independent School District GO	5.000%	2/15/39	950	1,042
[20]	Donna TX Independent School District GO	5.000%	2/15/42	750	811
[4]	Dorchester TX Special Assessment Revenue	5.250%	9/15/31	305	302
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/28	1,250	1,329
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/30	1,250	1,372
[20]	Duncanville TX Independent School District GO	5.000%	2/15/32	2,940	3,308
[20]	Duncanville TX Independent School District GO	5.000%	2/15/33	1,435	1,632
[20]	Duncanville TX Independent School District GO	5.000%	2/15/42	4,885	5,291
[20]	Duncanville TX Independent School District GO	5.000%	2/15/43	5,800	6,249
[20]	Duncanville TX Independent School District GO	5.000%	2/15/44	5,600	6,005
[20]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	10,793
[20]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/37	2,250	2,016
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/41	1,375	1,497
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/42	2,000	2,169
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/43	1,750	1,890
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/44	1,500	1,614
[20]	Eanes Independent School District GO	5.000%	8/1/39	1,290	1,408
[20]	East Central Independent School District GO	4.000%	8/15/40	2,645	2,685
[20]	East Central Independent School District GO	4.000%	8/15/41	3,500	3,538
[20]	East Central Independent School District GO	4.000%	8/15/42	3,640	3,648
[20]	East Central Independent School District GO	4.000%	8/15/43	3,790	3,725
[20]	East Central Independent School District GO	4.000%	8/15/44	3,640	3,550
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/31	225	248
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/32	500	556
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/33	370	414
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/34	550	619
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/40	725	787
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/41	750	809
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/42	740	794
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,131
	Ector County Hospital District GO	5.000%	9/15/29	780	806
	Ector County Hospital District GO	5.000%	9/15/30	850	882
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,803
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,292
[20]	Ector County Independent School District GO	5.000%	8/15/40	2,925	3,203
[20]	Ector County Independent School District GO	5.000%	8/15/41	3,205	3,490
[20]	Ector County Independent School District GO	5.000%	8/15/42	5,735	6,220
[20]	Ector County Independent School District GO	5.000%	8/15/43	3,535	3,818
	Ector County TX GO	5.000%	2/15/31	2,415	2,661
	Ector County TX GO	5.000%	2/15/32	3,230	3,595
	Ector County TX GO	5.000%	2/15/33	2,370	2,662
	Ector County TX GO	5.000%	2/15/34	1,555	1,761
	Ector County TX GO	5.000%	2/15/37	5,010	5,596

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ector County TX GO	5.000%	2/15/38	7,735	8,567
	Ector County TX GO	5.000%	2/15/43	10,000	10,704
	Ector County TX GO	5.000%	2/15/44	10,000	10,657
[8]	El Paso County Hospital District GO	5.000%	8/15/29	1,150	1,239
[8]	El Paso County Hospital District GO	5.000%	8/15/30	1,235	1,344
[8]	El Paso County Hospital District GO	5.000%	8/15/31	1,000	1,098
[8]	El Paso County Hospital District GO	5.000%	8/15/32	2,100	2,325
[8]	El Paso County Hospital District GO	5.000%	8/15/33	2,000	2,229
[8]	El Paso County Hospital District GO	5.000%	8/15/39	7,285	7,891
[8]	El Paso County Hospital District GO	5.000%	8/15/40	2,780	2,992
[8]	El Paso County Hospital District GO	5.000%	8/15/41	12,480	13,302
[8]	El Paso County Hospital District GO	5.000%	8/15/42	6,310	6,716
[8]	El Paso County Hospital District GO	5.000%	8/15/43	2,270	2,405
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/26	1,065	1,094
[20]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,523
[20]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,127
[20]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,126
[20]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,740
	El Paso TX GO	5.000%	8/15/27	1,000	1,026
	El Paso TX GO	5.000%	8/15/29	1,005	1,029
	El Paso TX GO	4.000%	8/15/30	3,480	3,514
	El Paso TX GO	5.000%	8/15/31	4,050	4,141
	El Paso TX GO	5.000%	8/15/32	3,625	3,703
	El Paso TX GO	5.000%	8/15/32	680	732
	El Paso TX GO	3.000%	8/15/33	375	356
	El Paso TX GO	5.000%	8/15/33	1,300	1,393
	El Paso TX GO	5.000%	8/15/33	1,500	1,608
	El Paso TX GO	3.000%	8/15/34	710	670
	El Paso TX GO	4.000%	8/15/34	435	446
	El Paso TX GO	5.000%	8/15/34	4,570	4,658
	El Paso TX GO	3.000%	8/15/35	430	401
	El Paso TX GO	4.000%	8/15/35	1,000	1,019
	El Paso TX GO	4.000%	8/15/35	1,075	1,095
	El Paso TX GO	4.000%	8/15/35	450	460
	El Paso TX GO	5.000%	8/15/35	4,795	4,881
	El Paso TX GO	5.000%	8/15/35	1,150	1,171
	El Paso TX GO	3.000%	8/15/36	485	448
	El Paso TX GO	4.000%	8/15/36	1,010	1,025
	El Paso TX GO	4.000%	8/15/36	1,000	1,015
	El Paso TX GO	4.000%	8/15/36	500	509
	El Paso TX GO	5.000%	8/15/36	4,005	4,072
	El Paso TX GO	5.000%	8/15/36	5,035	5,119
	El Paso TX GO	4.000%	8/15/37	500	505
	El Paso TX GO	4.000%	8/15/37	1,110	1,122
	El Paso TX GO	4.000%	8/15/37	680	689
	El Paso TX GO	3.000%	8/15/38	720	646
	El Paso TX GO	4.000%	8/15/38	1,155	1,162
	El Paso TX GO	4.000%	8/15/38	1,000	1,007
	El Paso TX GO	3.000%	8/15/39	1,575	1,391
	El Paso TX GO	4.000%	8/15/39	1,000	1,001
	El Paso TX GO	4.000%	8/15/40	1,000	989
	El Paso TX GO	5.000%	8/15/42	9,500	9,567
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,185
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,659
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,123
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	2,980
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,716
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,809
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	4,908
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,343
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,351
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	14,638
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	13,400	14,053
[20]	Elgin Independent School District GO	5.000%	8/1/40	2,515	2,785
[20]	Elgin Independent School District GO	5.000%	8/1/41	5,265	5,795
[20]	Elgin Independent School District GO	5.000%	8/1/42	4,430	4,855
[20]	Elgin Independent School District GO	5.000%	8/1/43	2,500	2,727
[20]	Elgin Independent School District GO	5.000%	8/1/44	3,500	3,803
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/39	5,575	5,399

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/34	33,345	33,348
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/39	2,500	2,459
[20]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,442
[20]	Forney Independent School District GO	3.000%	8/15/35	4,910	4,490
[20]	Forney Independent School District GO	5.000%	8/15/35	2,300	2,528
[20]	Forney Independent School District GO	3.000%	8/15/36	5,375	4,852
[20]	Forney Independent School District GO	3.000%	2/15/39	1,000	873
[20]	Forney Independent School District GO	5.000%	8/15/39	1,200	1,309
[20]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,566
[20]	Forney Independent School District GO	5.000%	8/15/40	1,205	1,309
[1]	Forney Independent School District GO	0.000%	8/15/41	1,000	472
[20]	Forney Independent School District GO	4.000%	8/15/41	8,000	8,021
[20]	Forney Independent School District GO	5.000%	8/15/41	1,380	1,491
[20]	Forney Independent School District GO	4.000%	8/15/42	8,000	7,953
[20]	Forney Independent School District GO	5.000%	8/15/42	1,000	1,076
[1]	Forney Independent School District GO	0.000%	8/15/43	1,000	424
[20]	Forney Independent School District GO	5.000%	8/15/43	2,000	2,143
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	358
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	232
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	705
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	328
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	693
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	478
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	745
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	548
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	321
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	373
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	766
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	415
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	801
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,376
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	380
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,007
	Fort Bend County TX GO	5.000%	3/1/42	3,770	4,117
	Fort Bend County TX GO	5.000%	3/1/42	6,510	7,110
	Fort Bend County TX GO	5.000%	3/1/43	3,965	4,311
	Fort Bend County TX GO	5.000%	3/1/43	8,110	8,818
	Fort Bend County TX GO	5.000%	3/1/44	4,170	4,517
	Fort Bend County TX GO	5.000%	3/1/44	8,630	9,349
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	2,995	2,380
[20]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	1,994
	Fort Worth TX GO	5.000%	3/1/28	3,875	3,957
	Fort Worth TX GO	4.000%	3/1/40	5,225	5,217
	Fort Worth TX GO	4.000%	3/1/41	4,680	4,626
	Fort Worth TX GO	4.000%	3/1/41	5,475	5,416
	Fort Worth TX GO	4.000%	3/1/43	11,405	11,095
	Fort Worth TX GO	4.125%	3/1/44	2,680	2,626
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,477
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,836
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,841
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	5,022
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,816
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,118
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,783
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,925
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	5,170	5,120
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/43	19,450	19,050
[14]	Freddie Mac Pool	3.550%	1/1/40	6,600	6,104
[20]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,493
[20]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,132
[20]	Frenship Independent School District GO	3.000%	2/15/36	1,000	912
[20]	Frenship Independent School District GO	3.000%	2/15/38	1,000	889
[20]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,543
[20]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,139
[20]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,545
[20]	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,305
[20]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,774
[20]	Frisco Independent School District GO	3.000%	2/15/37	2,500	2,292
[20]	Frisco Independent School District GO	5.000%	2/15/41	2,500	2,754
[20]	Frisco Independent School District GO	5.000%	2/15/42	4,000	4,374

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Frisco Independent School District GO	5.000%	2/15/43	3,000	3,261
	Frisco TX GO	5.000%	2/15/27	5,475	5,602
	Frisco TX GO	5.000%	2/15/29	2,505	2,561
	Frisco TX GO	5.000%	2/15/30	7,390	8,120
	Frisco TX GO	4.000%	2/15/39	6,385	6,458
	Frisco TX GO	4.000%	2/15/40	5,680	5,704
	Frisco TX GO	4.000%	2/15/41	1,145	1,142
	Frisco TX GO	4.000%	2/15/42	1,360	1,344
	Frisco TX GO	4.000%	2/15/43	4,010	3,932
[20]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,085
[20]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,925
[20]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,942
[20]	Galena Park Independent School District GO	5.000%	8/15/35	1,895	2,174
[20]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	2,981
[20]	Galena Park Independent School District GO	5.000%	8/15/36	1,500	1,710
[20]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	2,953
[20]	Galena Park Independent School District GO	5.000%	8/15/37	2,000	2,262
[20]	Galena Park Independent School District GO	3.000%	8/15/38	1,990	1,785
[20]	Galena Park Independent School District GO	5.000%	8/15/38	1,250	1,403
[20]	Galena Park Independent School District GO	5.000%	8/15/39	960	1,070
[20]	Galena Park Independent School District GO	5.000%	8/15/40	1,250	1,388
[20]	Galena Park Independent School District GO	5.000%	8/15/41	2,020	2,226
	Galveston County TX GO	4.000%	2/1/27	1,565	1,599
	Galveston County TX GO	4.000%	2/1/28	1,470	1,497
	Galveston County TX GO	4.000%	2/1/29	1,055	1,073
	Galveston County TX GO	5.000%	2/1/30	1,195	1,239
	Galveston County TX GO	4.000%	2/1/32	1,195	1,212
[20]	Galveston Independent School District GO	5.000%	2/1/27	845	881
[20]	Galveston Independent School District GO	5.000%	2/1/28	850	903
[20]	Galveston Independent School District GO	5.000%	2/1/33	725	785
[20]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,079
[20]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,317
[20]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,065
[20]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,501
[20]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,266
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/34	250	275
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/36	500	544
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/37	1,430	1,544
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/41	700	756
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/43	600	642
[20]	Garland Independent School District GO	5.000%	2/15/26	2,000	2,047
[20]	Garland Independent School District GO	5.000%	2/15/28	2,100	2,232
[20]	Garland Independent School District GO	5.000%	2/15/30	2,500	2,747
[20]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,487
[20]	Garland Independent School District GO	5.000%	2/15/36	685	769
[20]	Garland Independent School District GO	5.000%	2/15/38	1,165	1,292
[20]	Garland Independent School District GO	5.000%	2/15/39	1,250	1,376
[20]	Garland Independent School District GO	4.000%	2/15/40	1,375	1,388
[20]	Garland Independent School District GO	5.000%	2/15/40	8,000	8,757
[20]	Garland Independent School District GO	5.000%	2/15/41	9,385	10,219
[20]	Garland Independent School District GO	4.000%	2/15/42	2,190	2,187
[20]	Garland Independent School District GO	5.000%	2/15/42	8,815	9,555
[20]	Garland Independent School District GO	5.000%	2/15/43	8,850	9,554
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,280	1,373
[8]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,100	1,199
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,170
[8]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,000	1,106
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,442
[8]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,116
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,135
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,015
[8]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,124
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,324
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,014
[8]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	950	1,075
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,002
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,178
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,052
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,146
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,002

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,050
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/44	1,000	1,029
	Garland TX GO	5.000%	2/15/41	1,800	1,955
	Garland TX GO	5.000%	2/15/42	2,200	2,379
[20]	Georgetown Independent School District GO	5.000%	2/15/33	650	739
[20]	Georgetown Independent School District GO	5.000%	2/15/34	1,125	1,291
[20]	Georgetown Independent School District GO	5.000%	2/15/39	1,750	1,946
[20]	Georgetown Independent School District GO	5.000%	2/15/40	1,605	1,776
[20]	Georgetown Independent School District GO	5.000%	2/15/41	3,000	3,299
[20]	Georgetown Independent School District GO	5.000%	2/15/42	2,390	2,615
[20]	Georgetown Independent School District GO	5.000%	2/15/43	2,100	2,288
[20]	Georgetown Independent School District GO	5.000%	2/15/44	2,500	2,712
	Georgetown TX GO	4.000%	8/15/44	1,435	1,401
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/26	400	412
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/28	500	533
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/29	620	671
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/36	565	622
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/37	1,210	1,326
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/39	1,290	1,399
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/40	2,000	2,173
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	2,485	2,662
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	6,110	6,603
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	1,360	1,449
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	4,810	5,177
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	2,060	2,185
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	4,310	4,619
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/44	2,000	2,136
[20]	Godley Independent School District GO	3.000%	2/15/40	1,000	851
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,668
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,374
[20]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,155
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/31	2,990	3,195
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/32	5,740	6,137
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/33	18,120	19,370
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,227
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,269
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	13,300	13,673
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	21,535	22,656
	Grand Prairie TX GO	5.000%	2/15/26	500	511
	Grand Prairie TX GO	5.000%	2/15/39	500	557
	Grand Prairie TX GO	5.000%	2/15/42	1,000	1,091
	Grayson County TX Junior College District GO	5.000%	2/15/42	2,075	2,249
	Grayson County TX Junior College District GO	5.000%	2/15/43	1,740	1,877
	Grayson County TX Junior College District GO	5.000%	2/15/44	2,115	2,272
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/31	500	553
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/35	1,220	1,316
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/36	2,045	2,072
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/37	3,740	3,769
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/38	3,895	3,899
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/39	2,555	2,529
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/40	1,820	1,781
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/41	2,765	2,708
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,379
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,078
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,654
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	5,125	5,551
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/41	5,440	5,847
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/33	3,025	3,333
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/34	2,410	2,647
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/35	1,750	1,916
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/36	1,360	1,483
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/37	1,430	1,554
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/38	1,005	1,086

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/39	1,000	1,073
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/40	1,320	1,407
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/41	1,125	1,193
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/42	1,270	1,342
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/43	2,000	2,105
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/44	2,055	2,156
[3]	Greenville TX GO	4.000%	2/15/42	2,300	2,265
[3]	Greenville TX GO	4.000%	2/15/43	2,395	2,337
[3]	Greenville TX GO	4.000%	2/15/44	2,490	2,405
[20]	Greenwood Independent School District GO	4.000%	2/15/42	9,840	9,722
[20]	Greenwood Independent School District GO	4.000%	2/15/43	10,205	9,999
[20]	Greenwood Independent School District GO	4.000%	2/15/44	9,000	8,743
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/40	6,240	6,761
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/41	6,395	6,896
[20]	Gregory-Portland TX Independent School District GO	4.000%	2/15/43	16,550	16,416
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,949
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/25	430	431
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/27	475	495
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/28	495	523
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/30	750	812
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/31	225	230
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/32	595	605
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/33	420	426
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/34	325	329
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/35	675	683
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/37	780	785
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/34	1,000	1,046
[1]	Hale County TX GO	5.000%	3/15/37	1,720	1,912
[1]	Hale County TX GO	5.000%	3/15/38	1,485	1,640
[1]	Hale County TX GO	5.000%	3/15/39	1,900	2,087
[1]	Hale County TX GO	5.000%	3/15/40	1,800	1,964
[1]	Hale County TX GO	5.000%	3/15/41	2,000	2,166
[20]	Harlandale Independent School District GO	5.000%	8/15/40	2,140	2,343
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,086
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,051
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,090
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,256
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,558
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,747
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,455
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,304
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,429
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,211
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	13,440	14,893
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,625	8,676
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,525
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,922
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	4,900	5,245
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,469
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,832
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,787
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,636
	Harris County Flood Control District GO	4.000%	9/15/41	1,520	1,515
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	2,000	2,004
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/32	5,015	5,236
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/35	4,115	4,154
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,649
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,892
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	69,690	69,486
[1]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/39	1,125	959
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/44	3,695	3,549
	Harris County TX GO	5.000%	9/15/27	950	1,004
	Harris County TX GO	5.000%	10/1/27	7,415	7,842
	Harris County TX GO	5.000%	9/15/28	525	564
	Harris County TX GO	5.000%	9/15/28	2,500	2,687

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/28	6,660	6,737
	Harris County TX GO	5.000%	9/15/29	1,635	1,784
	Harris County TX GO	5.000%	10/1/29	6,490	6,564
[3]	Harris County TX GO	5.250%	8/15/30	7,335	8,219
	Harris County TX GO	5.000%	9/15/30	4,000	4,434
	Harris County TX GO	5.000%	10/1/30	5,405	5,465
	Harris County TX GO	5.000%	10/1/30	4,000	4,189
	Harris County TX GO	5.000%	10/1/34	2,700	2,807
	Harris County TX GO	5.000%	10/1/35	4,215	4,253
	Harris County TX GO	5.000%	9/15/36	10,260	11,700
	Harris County TX GO	4.000%	10/1/36	690	707
	Harris County TX GO	4.000%	10/1/37	765	779
	Harris County TX GO	4.000%	9/15/39	2,250	2,268
	Harris County TX GO	4.000%	9/15/40	1,500	1,505
	Harris County TX GO	5.000%	10/1/40	17,000	17,120
	Harris County TX GO	5.000%	9/15/41	3,150	3,486
	Harris County TX GO	4.000%	10/1/41	2,000	1,988
	Harris County TX GO	4.000%	9/15/42	1,000	987
	Harris County TX GO	5.000%	9/15/42	5,090	5,591
	Harris County TX GO	4.000%	9/15/43	1,300	1,275
	Harris County TX GO	5.000%	9/15/43	7,500	8,180
	Harris County TX GO	5.000%	9/15/44	9,365	10,168
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,350
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,146
	Harris County TX Highway Revenue	5.000%	8/15/35	1,000	1,008
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/35	1,685	1,722
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/36	2,165	2,202
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/37	3,600	3,237
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/37	2,010	2,033
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/38	11,235	9,909
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/38	2,810	2,828
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	6,000	6,700
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/39	2,280	2,282
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/39	7,500	8,310
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/40	3,110	3,092
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/40	4,000	4,410
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/41	9,000	8,871
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/42	8,485	8,287
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/43	2,215	2,144
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	6,025
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/44	12,725	13,746
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	1,155	886
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/28	2,880	2,531
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/29	5,260	4,462
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/30	6,325	5,178
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/31	1,345	1,060
[20]	Hays Consolidated Independent School District GO	4.000%	2/15/34	1,000	1,011
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/41	4,150	4,467
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/42	4,000	4,288
[20]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,660	2,622
	Hays County TX GO	5.000%	2/15/26	1,145	1,171
	Hays County TX GO	5.000%	2/15/27	1,105	1,150
	Hays County TX GO	5.000%	2/15/28	1,010	1,054
	Hays County TX GO	5.000%	2/15/28	1,695	1,769
	Hays County TX GO	5.000%	2/15/29	1,830	1,907
	Hays County TX GO	5.000%	2/15/29	1,615	1,683
	Hays County TX GO	5.000%	2/15/30	1,760	1,832
	Hays County TX GO	5.000%	2/15/30	2,175	2,264
	Hays County TX GO	5.000%	2/15/31	3,235	3,363
	Hays County TX GO	5.000%	2/15/31	1,590	1,653
	Hays County TX GO	5.000%	2/15/32	1,800	1,868
	Hays County TX GO	5.000%	2/15/34	1,035	1,070
	Hays County TX GO	3.000%	2/15/38	1,565	1,404
	Hays County TX GO	3.000%	2/15/40	1,075	934
	Hays County TX GO	3.000%	2/15/41	1,365	1,166
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	234
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	495
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/36	525	575
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/37	350	382
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/38	315	341

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/41	1,000	1,006
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/44	1,300	1,307
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	530
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,003
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	533
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,544
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	479
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,355	1,412
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,970	2,093
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,299
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,925	2,044
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,400
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,034
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	3,100	3,034
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	933
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	924
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,040	1,856
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	936
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	895
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	980
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	1,075
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	717
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,479
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,016
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,073
[20]	Houston Independent School District GO	5.000%	2/15/26	1,905	1,950
[20]	Houston Independent School District GO	5.000%	2/15/28	10,000	10,440
[20]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,054
[20]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,299
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	4,833
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,894
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,267
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,278
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	5,787
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,674
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,486
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,746
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	2.080%	2/6/25	12,380	12,380
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,816
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,214
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,880	8,183
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,729
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	8,010	8,471
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,805
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	890
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	1,000	1,020
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,338
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,701
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/37	1,905	2,003
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,399
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,258
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	1,565	1,636
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/41	3,695	4,063
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	5,540	6,047
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,045
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	4,470	4,846
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	2,425	2,617
	Houston TX GO	5.000%	3/1/26	1,535	1,570
	Houston TX GO	5.000%	3/1/27	6,025	6,287
	Houston TX GO	5.000%	3/1/27	125	130
	Houston TX GO	5.000%	3/1/28	10,025	10,421
	Houston TX GO	5.000%	3/1/28	150	159
	Houston TX GO	5.000%	3/1/29	6,000	6,229
	Houston TX GO	5.000%	3/1/29	500	539
	Houston TX GO	5.000%	3/1/31	5,195	5,284
	Houston TX GO	5.000%	3/1/32	3,840	3,903
	Houston TX GO	5.000%	3/1/32	1,050	1,176
	Houston TX GO	4.000%	3/1/33	5,000	5,055
	Houston TX GO	5.000%	3/1/33	1,105	1,122
	Houston TX GO	5.000%	3/1/33	1,000	1,131

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	4.000%	3/1/35	3,000	3,023
	Houston TX GO	3.000%	3/1/36	1,015	930
	Houston TX GO	3.000%	3/1/37	3,500	3,177
	Houston TX GO	3.000%	3/1/38	3,250	2,905
	Houston TX GO	5.000%	3/1/38	4,390	4,917
	Houston TX GO	5.000%	3/1/38	810	907
	Houston TX GO	3.000%	3/1/39	2,500	2,214
	Houston TX GO	5.000%	3/1/39	1,415	1,577
	Houston TX GO	3.000%	3/1/40	2,630	2,287
	Houston TX GO	5.000%	3/1/40	3,000	3,320
	Houston TX GO	5.250%	3/1/40	1,800	2,013
	Houston TX GO	3.000%	3/1/41	3,170	2,717
	Houston TX GO	5.000%	3/1/41	3,750	4,116
	Houston TX GO	5.000%	3/1/41	2,870	3,150
	Houston TX GO	5.000%	3/1/42	6,250	6,811
	Houston TX GO	5.000%	3/1/42	2,840	3,095
	Houston TX GO	5.000%	3/1/43	10,000	10,833
	Houston TX GO	5.000%	3/1/43	3,000	3,250
	Houston TX GO	5.250%	3/1/43	2,300	2,522
	Houston TX GO	5.000%	3/1/44	15,345	16,550
	Houston TX GO	5.000%	3/1/44	3,220	3,473
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,653
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,429
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	452
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,522
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	453
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	438
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	298
[20]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,446
[20]	Humble Independent School District GO	5.000%	2/15/40	1,225	1,354
[20]	Humble Independent School District GO	3.000%	2/15/41	2,990	2,516
[20]	Humble Independent School District GO	5.000%	2/15/41	2,525	2,771
[20]	Humble Independent School District GO	5.000%	2/15/42	2,500	2,728
[20]	Humble Independent School District GO	5.000%	2/15/43	1,150	1,248
[20]	Humble Independent School District GO	5.000%	2/15/44	1,000	1,081
[20]	Humble Independent School District GO	5.000%	2/15/47	7,825	8,275
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/32	1,070	1,112
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	10,000	10,332
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	6,895	6,963
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	7,615	7,646
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	18,200	18,194
[1]	Hutto TX GO	5.000%	8/1/33	1,075	1,208
[1]	Hutto TX GO	5.000%	8/1/34	1,325	1,499
[1]	Hutto TX GO	5.000%	8/1/40	3,000	3,286
[1]	Hutto TX GO	5.000%	8/1/41	2,000	2,175
	Hutto TX GO	5.000%	8/1/42	3,265	3,477
[1]	Hutto TX GO	5.000%	8/1/42	2,250	2,434
[1]	Hutto TX GO	5.000%	8/1/43	5,250	5,652
[1]	Hutto TX GO	5.000%	8/1/44	6,200	6,645
[20]	Irving Independent School District GO	5.000%	2/15/27	1,615	1,684
[20]	Irving Independent School District GO	5.000%	2/15/39	4,400	4,849
[20]	Irving Independent School District GO	5.000%	2/15/40	4,840	5,305
[20]	Irving Independent School District GO	5.000%	2/15/41	4,000	4,360
[20]	Irving Independent School District GO	5.000%	2/15/42	8,890	9,637
[20]	Irving Independent School District GO	5.000%	2/15/43	3,820	4,120
	Irving TX GO	5.000%	9/15/26	1,940	2,009
	Irving TX GO	5.000%	9/15/27	2,020	2,134
	Irving TX GO	5.000%	9/15/36	1,135	1,263
	Irving TX GO	5.000%	9/15/39	1,315	1,443
	Irving TX GO	4.000%	9/15/40	6,050	6,069
	Irving TX GO	4.000%	9/15/41	6,050	6,030
	Irving TX GO	4.000%	9/15/42	6,050	5,974
	Irving TX GO	4.000%	9/15/43	6,050	5,932
	Irving TX GO	4.000%	9/15/44	6,050	5,878
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	122
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	159
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	205
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	153

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	178
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	254
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	252
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	302
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	300
[20]	Jacksboro Independent School District GO	5.000%	2/15/38	2,680	2,986
[20]	Jacksboro Independent School District GO	5.000%	2/15/39	2,820	3,117
[20]	Jacksboro Independent School District GO	5.000%	2/15/40	2,965	3,258
[20]	Jacksboro Independent School District GO	5.000%	2/15/41	3,115	3,404
[20]	Jarrell Independent School District GO	3.000%	8/15/39	1,775	1,542
[20]	Jarrell Independent School District GO	3.000%	8/15/40	2,200	1,878
[20]	Jarrell Independent School District GO	5.000%	2/15/43	1,370	1,462
[20]	Johnson City Independent School District GO	5.000%	2/15/39	1,835	2,028
[20]	Johnson City Independent School District GO	5.000%	2/15/40	1,930	2,113
[20]	Johnson City Independent School District GO	5.000%	2/15/41	2,025	2,205
[20]	Johnson City Independent School District GO	5.000%	2/15/42	2,130	2,310
[20]	Johnson City Independent School District GO	5.000%	2/15/43	2,240	2,419
[20]	Johnson City Independent School District GO	5.000%	2/15/44	2,355	2,534
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/30	328	329
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/43	1,250	1,262
[20]	Joshua Independent School District GO	5.000%	8/15/31	500	560
[20]	Joshua Independent School District GO	5.000%	8/15/32	1,000	1,131
[20]	Joshua Independent School District GO	5.000%	8/15/33	550	628
[20]	Joshua Independent School District GO	5.000%	8/15/40	1,750	1,916
[20]	Joshua Independent School District GO	5.000%	8/15/41	1,070	1,165
[20]	Joshua Independent School District GO	5.000%	8/15/42	1,300	1,410
[20]	Joshua Independent School District GO	5.000%	8/15/43	1,675	1,809
[20]	Joshua Independent School District GO	5.000%	8/15/44	1,475	1,587
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	206
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	390
[20]	Katy Independent School District GO	5.000%	2/15/32	2,545	2,871
[20]	Katy Independent School District GO	5.000%	2/15/33	2,000	2,278
[20]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,698
[20]	Katy Independent School District GO	5.000%	2/15/34	1,200	1,378
[20]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,014
[20]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,263
[20]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,464
[20]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,031
[20]	Katy Independent School District GO	5.000%	2/15/41	4,500	4,870
[20]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,379
[20]	Katy Independent School District GO	5.000%	2/15/42	4,000	4,339
[20]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,212
[20]	Katy Independent School District GO	5.000%	2/15/43	1,725	1,861
[20]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,924
[20]	Kennedale Independent School District GO	4.000%	2/15/40	1,365	1,378
[20]	Kennedale Independent School District GO	4.000%	2/15/41	1,445	1,451
[20]	Kennedale Independent School District GO	4.000%	2/15/42	1,425	1,425
[20]	Kennedale Independent School District GO	4.000%	2/15/43	1,140	1,132
[20]	Kilgore Independent School District GO	3.000%	2/15/39	4,455	3,965
	Killeen TX GO	4.000%	8/1/40	1,910	1,889
	Killeen TX GO	4.000%	8/1/43	6,915	6,617
[20]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,052
[20]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,073
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	505
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,565
[20]	La Porte TX Independent School District GO	5.000%	2/15/37	2,500	2,799
[20]	La Porte TX Independent School District GO	5.000%	2/15/38	2,000	2,222
[20]	La Porte TX Independent School District GO	5.000%	2/15/39	6,790	7,483
[20]	La Porte TX Independent School District GO	5.000%	2/15/40	2,750	3,011
[20]	La Porte TX Independent School District GO	5.000%	2/15/41	2,880	3,136
[20]	La Porte TX Independent School District GO	5.000%	2/15/42	3,015	3,270
[20]	La Porte TX Independent School District GO	5.000%	2/15/43	3,155	3,407
[20]	La Vega Independent School District GO	5.000%	2/15/39	1,000	1,114
[20]	La Vega Independent School District GO	5.000%	2/15/40	1,075	1,188
[20]	La Vega Independent School District GO	5.000%	2/15/41	1,905	2,089
[20]	La Vega Independent School District GO	5.000%	2/15/42	2,000	2,177

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	La Vega Independent School District GO	5.000%	2/15/43	2,080	2,248
[20]	La Vega Independent School District GO	5.000%	2/15/44	1,445	1,554
[20]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,000
[20]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,140
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	280	288
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	275	285
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	300	312
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/31	325	339
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	475	462
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	434
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/34	625	551
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	475	452
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	475	449
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	825	671
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/39	975	775
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/40	900	700
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	396
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,065
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,400
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/34	2,585	2,672
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/38	2,000	1,761
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,731
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/39	5,000	5,521
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/40	7,000	7,676
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	9,000	9,798
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	2,100	2,308
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	10,000	10,830
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	2,700	2,948
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	6,079
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	11,155	12,024
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	2,100	2,278
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/44	4,600	4,968
[20]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,012
[20]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,010
[20]	Laredo Independent School District GO	4.000%	8/1/42	1,000	999
	Laredo TX GO	5.000%	2/15/37	1,000	1,104
	Laredo TX GO	5.000%	2/15/38	1,715	1,883
	Laredo TX GO	4.000%	2/15/39	3,085	3,103
	Laredo TX GO	4.000%	2/15/40	3,670	3,670
	Laredo TX GO	4.125%	2/15/41	2,340	2,346
	Laredo TX GO	4.125%	2/15/42	4,045	4,036
	Laredo TX GO	4.250%	2/15/43	3,270	3,282
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	305
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	238
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	557
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/38	750	819
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	627
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/39	550	596
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/41	1,175	1,255
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/42	600	639
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/31	100	101
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/31	150	150
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	514
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,166
[4]	Lavon TX Special Assessment Revenue	5.000%	9/15/44	429	432
[4]	Lavon TX Special Assessment Revenue	5.125%	9/15/44	600	592
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,486
[20]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,557
[20]	Leander Independent School District GO	4.000%	2/15/39	4,090	4,154
[20]	Leander Independent School District GO	4.000%	2/15/40	4,255	4,294
[20]	Leander Independent School District GO	4.000%	2/15/41	10,410	10,457
[20]	Leander Independent School District GO	5.000%	2/15/42	8,830	9,544
[20]	Leander Independent School District GO	4.250%	2/15/43	4,000	4,059
	Leander TX GO	5.000%	8/15/42	1,490	1,613
	Leander TX GO	5.000%	8/15/43	1,550	1,670
[20]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,636
[20]	Lewisville Independent School District GO	5.000%	8/15/27	4,230	4,461
[20]	Lewisville Independent School District GO	5.000%	8/15/42	10,000	10,945
[20]	Lewisville Independent School District GO	5.000%	8/15/43	22,060	23,991
[20]	Lewisville Independent School District GO	5.000%	8/15/44	1,815	1,961

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lewisville TX GO	5.000%	2/15/28	3,290	3,487
	Lewisville TX GO	5.000%	2/15/29	3,465	3,725
	Lewisville TX GO	4.000%	2/15/38	2,250	2,289
	Lewisville TX GO	4.000%	2/15/42	2,550	2,524
[20]	Liberty Hill Independent School District GO	5.000%	2/1/37	1,000	1,109
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,447
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	535	590
[20]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,175
[20]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,286
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,238
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	1,100	1,199
[20]	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	1,692
[20]	Liberty Hill Independent School District GO	5.000%	2/1/41	1,180	1,279
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,082
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,605	1,730
[20]	Liberty Hill Independent School District GO	5.000%	2/1/43	1,600	1,718
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	643
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	197
[20]	Little Elm Independent School District GO	5.000%	8/15/42	1,910	2,087
[20]	Little Elm Independent School District GO	5.000%	8/15/43	2,070	2,249
[20]	Little Elm Independent School District GO	5.000%	8/15/47	6,620	7,082
[20]	Longview Independent School District GO	5.000%	2/15/40	4,000	4,418
[20]	Longview Independent School District GO	5.000%	2/15/41	4,780	5,247
[20]	Longview Independent School District GO	5.000%	2/15/42	9,755	10,660
[20]	Longview Independent School District GO	5.000%	2/15/43	4,755	5,172
[20]	Longview Independent School District GO	5.000%	2/15/44	4,250	4,605
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	2,000	2,236
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,750	1,970
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,850
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/42	1,250	1,338
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,480	1,578
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/44	1,650	1,752
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,675	1,773
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	15,070	15,737
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	5,300	5,309
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	4,500	4,508
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,470	4,478
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,635	1,643
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,375	1,404
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,750	1,884
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,497
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,420	1,427
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	2,250	2,413
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	3,000	3,207
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,245	1,350
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	2,010	2,107
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	4,250	4,529
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	1,500	1,620
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	3,065	3,204
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	4,500	4,779
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	1,250	1,345
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,060	1,130
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,592
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,593
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	3,000	3,225
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,066
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,117
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	9,234
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,083
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,405
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,710	2,858
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,777
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	18,470
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,186
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	4,250	4,464
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	14,280
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	4,250	4,638
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,087
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/42	5,350	5,809
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,164

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	7,799
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	8,650	9,349
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	3,395	3,451
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	9,250	9,953
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/34	3,015	3,297
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/36	5,250	5,688
	Lubbock County TX GO	4.000%	2/15/42	2,040	1,995
	Lubbock County TX GO	4.000%	2/15/43	2,335	2,267
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/34	1,825	1,879
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/35	4,415	4,540
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/36	3,620	3,712
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/37	7,510	6,501
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/38	3,420	3,472
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	3,945
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/40	10,095	8,220
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,118
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,295
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,130
	Lubbock TX GO	4.000%	2/15/31	1,525	1,535
	Lubbock TX GO	4.000%	2/15/32	1,425	1,433
	Lubbock TX GO	4.000%	2/15/33	1,000	1,005
	Lubbock TX GO	4.000%	2/15/41	1,195	1,175
[20]	Lubbock-Cooper Independent School District GO	5.000%	2/15/44	1,895	2,046
[20]	Lubbock-Cooper Independent School District GO	4.000%	2/15/47	1,475	1,410
[20]	Lumberton Independent School District GO	3.000%	2/15/40	1,415	1,232
[20]	Mabank Independent School District GO	5.000%	8/15/42	2,355	2,556
	Mainland College GO	4.000%	8/15/30	650	671
	Mainland College GO	4.000%	8/15/31	795	818
	Mainland College GO	4.000%	8/15/32	560	574
	Mainland College GO	4.000%	8/15/33	510	521
	Mainland College GO	4.000%	8/15/34	635	647
	Mainland College GO	4.000%	8/15/35	500	508
	Mainland College GO	4.000%	8/15/36	1,000	1,011
	Mainland College GO	4.000%	8/15/37	750	755
	Mainland College GO	4.000%	8/15/38	750	751
	Mainland College GO	4.000%	8/15/39	1,680	1,667
	Mainland College GO	4.000%	8/15/40	895	877
[20]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,136
[20]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,130
[20]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,118
[20]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,106
	Mansfield TX GO	5.000%	2/15/39	1,000	1,087
	Mansfield TX GO	5.000%	2/15/42	4,210	4,551
	Mansfield TX GO	5.000%	2/15/43	4,425	4,764
	Mansfield TX GO	5.000%	2/15/44	4,650	4,986
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/42	1,100	1,186
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/43	1,120	1,202
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/44	1,010	1,081
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue (Central Power & Light Co. Project)	2.600%	11/1/29	10,000	9,563
[20]	McGregor Independent School District GO	5.000%	2/15/42	1,250	1,366
[20]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,086
[20]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,451
[20]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,414
	McKinney TX GO	5.000%	8/15/33	275	311
	McKinney TX GO	3.500%	8/15/34	775	761
	McKinney TX GO	3.625%	8/15/35	780	778
	McKinney TX GO	3.750%	8/15/37	1,065	1,063
	McKinney TX GO	3.875%	8/15/39	1,830	1,807
	McKinney TX GO	3.875%	8/15/40	1,900	1,852
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	393
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	783
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	557
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	632
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,104
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	825
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	821
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,087

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	783
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,070
[20]	Medina Valley Independent School District GO	5.000%	2/15/41	8,390	9,109
[20]	Medina Valley Independent School District GO	5.000%	2/15/42	11,475	12,403
[20]	Medina Valley Independent School District GO	5.000%	2/15/43	5,000	5,382
[20]	Melissa Independent School District GO	5.000%	2/1/32	500	562
[20]	Melissa Independent School District GO	5.000%	2/1/33	600	682
[20]	Melissa Independent School District GO	5.000%	2/1/34	1,000	1,147
[20]	Melissa Independent School District GO	5.000%	2/1/41	1,350	1,481
[20]	Melissa Independent School District GO	5.000%	2/1/42	1,000	1,084
[20]	Melissa Independent School District GO	5.000%	2/1/42	1,320	1,442
[20]	Melissa Independent School District GO	5.000%	2/1/43	1,790	1,947
[20]	Melissa Independent School District GO	5.000%	2/1/44	1,775	1,923
[7]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	338	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,000	2,989
[20]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,212
[20]	Midland Independent School District GO	4.000%	2/15/39	4,500	4,549
[20]	Midland Independent School District GO	4.000%	2/15/40	1,985	1,994
[20]	Midland Independent School District GO	4.000%	2/15/41	2,900	2,896
[20]	Midland Independent School District GO	4.000%	2/15/42	12,855	12,731
[20]	Midland Independent School District GO	4.000%	2/15/43	23,945	23,522
[20]	Midland Independent School District GO	4.000%	2/15/44	21,650	21,087
	Midland TX GO	4.000%	2/15/38	3,000	3,069
	Midland TX GO	4.000%	2/15/40	4,450	4,487
	Midland TX GO	4.000%	2/15/41	7,000	7,007
	Midland TX GO	4.000%	3/1/42	1,050	1,040
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	248
	Mont Belvieu TX GO	4.000%	8/15/37	1,745	1,767
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	529
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	689
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	714
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,529
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,115
	Montgomery County TX GO	4.000%	3/1/29	11,625	11,932
	Montgomery County TX GO	4.000%	3/1/30	13,500	13,844
	Montgomery County TX GO	5.000%	3/1/31	16,450	16,800
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,259
[20]	Montgomery Independent School District GO	5.000%	2/15/31	1,350	1,505
[20]	Montgomery Independent School District GO	5.000%	2/15/32	1,715	1,935
[20]	Montgomery Independent School District GO	5.000%	2/15/33	1,880	2,139
[20]	Montgomery Independent School District GO	4.000%	2/15/34	6,115	6,117
[20]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,767
[20]	New Braunfels Independent School District GO	3.000%	2/1/39	2,970	2,569
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,630
[20]	New Caney Independent School District GO	5.000%	2/15/27	1,000	1,044
[20]	New Caney Independent School District GO	5.000%	2/15/28	525	559
[20]	New Caney Independent School District GO	5.000%	2/15/29	1,300	1,407
[20]	New Caney Independent School District GO	5.000%	2/15/34	2,750	2,752
[20]	New Caney Independent School District GO	5.000%	2/15/39	1,300	1,437
[20]	New Caney Independent School District GO	5.000%	2/15/40	3,500	3,833
[20]	New Caney Independent School District GO	5.000%	2/15/41	3,850	4,193
[20]	New Caney Independent School District GO	5.000%	2/15/41	1,000	1,097
[20]	New Caney Independent School District GO	5.000%	2/15/42	4,150	4,501
[20]	New Caney Independent School District GO	5.000%	2/15/42	1,000	1,090
[20]	New Caney Independent School District GO	5.000%	2/15/43	1,650	1,782
[20]	New Caney Independent School District GO PUT	4.000%	8/15/27	1,280	1,305
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,521
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,712
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,614
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,087
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,141
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,319
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,002
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,732
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,845	2,808
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/32	840	763
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/37	1,155	971

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/42	1,825	1,401
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	680	680
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	2,560	2,560
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/33	720	753
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/34	1,500	1,476
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,390	1,390
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,400
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,256
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,003
[4,5]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	2.200%	2/3/25	69,265	69,265
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,433
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,505
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,581
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,661
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,488
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,097
[20]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,267
[20]	North East TX Independent School District GO	3.000%	8/1/38	1,200	1,077
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,404
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	386
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	691
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	540
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	228
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	3,153	3,128
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	8,000	7,775
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,319
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	1,075	1,020
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/37	4,490	4,148
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,735	11,964
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,657
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,756
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,175	17,870
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	4,810	5,180
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,596
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,954
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,180	6,724
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,142
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,420
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,350	2,606
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,465	3,821
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,664
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,668
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	4,980
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	6,180	6,933
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	10,000	11,145
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,602
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,051
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,488
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	835	946
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	1,250	1,416
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	11,710	13,174
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,049
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,043
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,520
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,405
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,058
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,565
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	8,935	10,138

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	6,905	7,892
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,016
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,038
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,170
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,216
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,302
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,109
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,361
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,954
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,236
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,065
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	10,000	10,024
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,008
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	37,818
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,469
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/38	20,000	17,960
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,107
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,504
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	11,736
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	500	505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,349
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	15,324
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	12,190
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	1,500	1,629
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	3,000	3,286
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/42	5,575	6,186
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	37,685	38,724
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,250	1,352
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	4,275	4,709
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	12,787
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,360
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	7,000	5,897
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	15,195	12,338
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	15,860	12,376
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	9,737
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	43,080	30,947
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	12,500	8,600
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,000	6,586
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,604
[20]	Northside Independent School District GO	5.000%	6/15/27	2,235	2,301
[20]	Northside Independent School District GO	5.000%	8/1/37	1,000	1,110
[20]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,098
[20]	Northside Independent School District GO	3.000%	6/1/40	1,000	866
[20]	Northside Independent School District GO	5.000%	8/1/40	1,485	1,621
[20]	Northside Independent School District GO	5.000%	8/15/40	1,500	1,648
[20]	Northside Independent School District GO	5.000%	8/1/41	3,000	3,254
[20]	Northside Independent School District GO	5.000%	8/1/42	2,165	2,336
[20]	Northside Independent School District GO	5.000%	8/15/42	1,500	1,627
[20]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,892
[20]	Northside Independent School District GO PUT	3.000%	8/1/26	43,495	43,300
[20]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	4,000
[20]	Northwest Independent School District GO	5.000%	2/15/32	1,000	1,128
[20]	Northwest Independent School District GO	5.000%	2/15/33	1,175	1,340
[20]	Northwest Independent School District GO	5.000%	2/15/34	1,500	1,702
[20]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,430
[20]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,184
[20]	Northwest Independent School District GO	5.000%	2/15/39	1,035	1,142
[20]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,557
[20]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,236
[20]	Northwest Independent School District GO	5.000%	2/15/40	4,500	4,896
[20]	Northwest Independent School District GO	5.000%	2/15/41	4,800	5,195
[20]	Northwest Independent School District GO	5.000%	2/15/41	1,125	1,227
[20]	Northwest Independent School District GO	4.000%	2/15/42	7,000	6,930
[20]	Northwest Independent School District GO	5.000%	2/15/42	1,735	1,882
[20]	Northwest Independent School District GO	5.000%	2/15/42	1,960	2,126
[20]	Northwest Independent School District GO	4.000%	2/15/43	5,800	5,702
[20]	Northwest Independent School District GO	5.000%	2/15/43	2,705	2,920
[20]	Northwest Independent School District GO	5.000%	2/15/43	1,840	1,986

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Northwest Independent School District GO	5.000%	2/15/44	4,090	4,395
[20]	Northwest Independent School District GO	5.000%	2/15/44	2,635	2,831
	Nueces County TX GO	4.000%	2/15/34	480	495
	Nueces County TX GO	4.000%	2/15/36	640	652
	Nueces County TX GO	4.000%	2/15/39	1,250	1,246
	Odessa Junior College District GO	5.000%	8/15/26	770	794
	Odessa Junior College District GO	5.000%	8/15/28	660	695
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,192
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,008
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,902
	Odessa TX GO	3.000%	3/1/33	5,355	5,087
	Odessa TX GO	3.000%	3/1/34	2,685	2,518
	Odessa TX GO	3.000%	3/1/35	2,425	2,251
[20]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,108
[20]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,226
[20]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,345
[20]	Pampa Independent School District GO	5.000%	8/15/39	1,000	1,111
[20]	Pampa Independent School District GO	5.000%	8/15/41	2,280	2,503
[20]	Pampa Independent School District GO	5.000%	8/15/43	1,045	1,137
[20]	Pampa Independent School District GO	5.000%	8/15/44	1,340	1,452
[20]	Pasadena Independent School District GO	5.000%	2/15/40	3,280	3,604
[20]	Pasadena Independent School District GO	5.000%	2/15/41	1,585	1,735
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,090
[20]	Pasadena Independent School District GO	5.000%	2/15/43	3,500	3,802
	Pasadena TX GO	4.000%	2/15/30	1,765	1,767
[20]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,096
[20]	Pearland Independent School District GO	5.000%	2/15/31	825	841
[20]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,435
[20]	Pearland Independent School District GO, Prere.	5.000%	2/15/26	175	179
	Pearland TX GO	5.000%	3/1/30	2,285	2,331
[1]	Pearland TX GO	5.000%	9/1/31	510	569
[1]	Pearland TX GO	5.000%	9/1/32	735	827
[1]	Pearland TX GO	5.000%	9/1/34	540	611
[1]	Pearland TX GO	5.000%	9/1/35	565	635
[1]	Pearland TX GO	5.000%	9/1/36	605	675
[1]	Pearland TX GO	5.250%	9/1/37	460	519
[1]	Pearland TX GO	5.250%	9/1/38	475	533
[1]	Pearland TX GO	5.250%	9/1/39	1,020	1,137
[1]	Pearland TX GO	5.250%	9/1/40	1,070	1,186
[1]	Pearland TX GO	5.250%	9/1/41	1,000	1,102
[1]	Pearland TX GO	5.250%	9/1/42	1,000	1,097
[1]	Pearland TX GO	5.250%	9/1/43	700	764
	Pearland TX GO, Prere.	5.000%	3/1/26	7,290	7,449
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	1,250	1,327
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,240	1,312
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,275	1,339
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,049
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,300	1,362
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,000	1,068
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/38	1,500	1,596
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/39	1,500	1,587
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/40	1,100	1,160
[20]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/43	4,500	4,393
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	740	782
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	960	1,014
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/26	4,000	4,129
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	13,000	15,045
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	20,415	22,549
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,250	3,271
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	30,961
[20]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,446
[20]	Pflugerville Independent School District GO	5.000%	2/15/35	5,000	5,468
	Pflugerville Independent School District GO	5.000%	2/15/35	1,500	1,660
[20]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,476
[20]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,083
[20]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,051
	Pflugerville TX GO	4.000%	8/1/38	1,770	1,789
	Pflugerville TX GO	4.000%	8/1/39	1,930	1,939
	Pflugerville TX GO	5.000%	8/1/40	1,300	1,395
	Pflugerville TX GO	5.000%	8/1/40	3,445	3,697

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pflugerville TX GO	4.000%	8/1/41	890	877
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	237
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	262
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	719
[20]	Plano Independent School District GO	5.000%	2/15/28	12,745	12,999
[6,20]	Plano Independent School District GO	5.000%	2/15/29	10,000	10,806
[6,20]	Plano Independent School District GO	5.000%	2/15/30	7,000	7,686
[6,20]	Plano Independent School District GO	5.000%	2/15/31	11,680	13,013
[6,20]	Plano Independent School District GO	5.000%	2/15/32	10,000	11,260
[6,20]	Plano Independent School District GO	5.000%	2/15/41	2,280	2,523
	Plano Independent School District GO	5.000%	2/15/43	10,190	10,947
	Plano TX GO	5.000%	9/1/28	2,200	2,363
	Plano TX GO	4.000%	9/1/41	4,875	4,885
[20]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,075
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/27	1,000	1,055
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/29	1,750	1,903
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/35	1,525	1,563
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/37	3,355	3,399
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/40	4,150	4,495
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/41	5,000	5,374
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/42	3,800	4,062
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	7,982
[20]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/39	2,305	1,711
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,679
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,342
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,565
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,247
[20]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,369
[20]	Prosper Independent School District GO	3.000%	2/15/38	4,605	4,055
[20]	Prosper Independent School District GO	3.000%	2/15/41	4,635	3,877
[20]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	2,013
[20]	Rankin Independent School District GO	5.000%	2/15/30	1,000	1,072
[20]	Rankin Independent School District GO	5.000%	2/15/31	1,460	1,565
[20]	Rankin Independent School District GO	5.000%	2/15/32	1,320	1,411
[20]	Rankin Independent School District GO	5.000%	2/15/34	640	661
[20]	Red Oak Independent School District GO	5.000%	2/15/39	2,365	2,614
[20]	Red Oak Independent School District GO	5.000%	2/15/40	2,485	2,721
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,003
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	995
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	909
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	812
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,431
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	924
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/35	20,000	23,014
[20]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,305
[20]	Richardson Independent School District GO	3.000%	2/15/39	1,000	873
[20]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,722
[20]	Richardson Independent School District GO	3.000%	2/15/41	1,000	841
[20]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,799
[20]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,546
[20]	Rockwall Independent School District GO	5.000%	2/15/38	1,450	1,608
	Round Rock Independent School District GO	3.000%	8/1/34	2,010	1,835
[3]	Royse City TX GO	4.125%	8/15/42	1,000	991
[20]	Royse City TX Independent School District GO	5.000%	2/15/40	5,415	5,906
[20]	Royse City TX Independent School District GO	5.000%	2/15/41	2,500	2,713
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,686
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,159
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,805	1,872
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,570	1,558
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	4,560	4,588
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,335	2,312
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/33	2,110	1,990
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/35	2,425	2,239
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/36	2,580	2,362
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/37	720	653
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/38	2,805	2,508
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/39	2,985	2,649
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/40	3,125	2,719
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/41	3,295	2,817
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/33	20,000	22,189

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	17,500	19,322
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	21,625	23,792
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/36	35,700	39,141
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/37	36,485	39,796
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,750
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,359
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	7,964
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,505
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,579
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,924
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,090
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	11,901
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,620	1,765
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	1,120	1,094
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	31,250
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	2,165	2,391
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,177
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,567
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,185	4,671
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,045
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,578
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	16,005	17,239
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,020
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	19,744
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,265	1,444
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,107
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,760	1,878
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	16,847
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,789
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,269
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	7,000	7,799
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	5,000	5,567
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,619
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,861
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,861
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	1,750	1,930
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	6,730	7,448
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,910	4,331
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	4,912
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	3,000	3,290
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	1,750	1,919
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	6,000	6,604
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	1,705	1,875
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	5,000	5,454
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	3,000	3,270
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	14,120	15,458
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	4,000	4,379
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,594
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	10,000	9,736
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	7,500	8,131
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	3,000	3,252
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	15,310	16,653
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	4,000	4,351
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	6,230	6,892
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	6,730	7,246
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	2,720	2,929
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	9,000	9,720
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	3,000	3,240
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/44	4,000	4,402
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,000	7,282
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,985
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,446
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,240	10,273
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,511
San Antonio TX GO	5.000%	2/1/25	10,000	10,000
San Antonio TX GO	5.000%	2/1/32	1,500	1,689
San Antonio TX GO	5.000%	2/1/32	1,750	1,971
San Antonio TX GO	5.000%	2/1/33	1,500	1,707
San Antonio TX GO	5.000%	2/1/33	2,500	2,845
San Antonio TX GO	4.000%	8/1/35	9,170	9,308

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX GO	4.000%	8/1/35	2,355	2,426
	San Antonio TX GO	3.000%	8/1/38	2,625	2,304
	San Antonio TX GO	5.000%	2/1/39	2,125	2,354
	San Antonio TX GO	3.000%	8/1/39	2,705	2,329
	San Antonio TX GO	5.000%	2/1/40	2,250	2,473
	San Antonio TX GO	5.000%	2/1/41	3,000	3,272
	San Antonio TX GO	5.000%	2/1/42	5,000	5,418
	San Antonio TX GO	5.000%	2/1/43	7,075	7,643
	San Antonio TX GO	5.000%	2/1/44	6,710	7,233
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	2.200%	2/3/25	18,000	18,000
[20]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,738
[20]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,028
[20]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,023
[20]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,022
[20]	San Antonio TX Independent School District GO	3.000%	8/15/38	1,170	1,049
[20]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,840
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,158
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,424
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,400
	San Antonio Water System Water Revenue	5.000%	5/15/33	1,750	1,993
	San Antonio Water System Water Revenue	5.000%	5/15/34	12,930	13,271
	San Antonio Water System Water Revenue	5.000%	5/15/34	1,750	2,011
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,665
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,809
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,185	2,515
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,588
	San Antonio Water System Water Revenue	5.000%	5/15/36	1,750	2,004
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,341
	San Antonio Water System Water Revenue	5.000%	5/15/37	9,460	10,761
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,530
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,740
	San Antonio Water System Water Revenue	5.000%	5/15/38	1,125	1,200
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,689
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,428
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,557
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	10,044
	San Antonio Water System Water Revenue	5.000%	5/15/44	3,800	4,131
	San Antonio Water System Water Revenue	5.000%	5/15/45	5,750	6,231
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,970
[20]	San Augustine Independent School District GO	5.000%	2/15/26	1,360	1,391
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,034
	San Jacinto Community College District GO	4.000%	2/15/35	750	772
	San Jacinto Community College District GO	4.000%	2/15/36	700	716
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/41	5,445	5,930
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/43	7,725	8,343
	San Marcos TX GO	4.000%	8/15/36	1,280	1,299
[20]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,497
[20]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,651
[20]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,622
[20]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,836
[20]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,522
	Sherman TX GO	5.000%	8/15/48	3,395	3,626
[20]	Sherman TX Independent School District GO	5.000%	2/15/39	1,000	1,040
[20]	Sherman TX Independent School District GO	5.000%	2/15/40	4,000	4,404
[20]	Sherman TX Independent School District GO	5.000%	2/15/41	5,215	5,704
[20]	Sherman TX Independent School District GO	5.000%	2/15/43	5,245	5,672
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/37	400	447
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/38	515	572
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/39	700	771
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/40	2,750	3,011
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/41	865	942
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/42	1,000	1,085
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/43	1,235	1,334
	Smith County TX GO	4.000%	8/15/37	5,460	5,565
	Smith County TX GO	5.000%	8/15/43	7,000	7,416
[20]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,192
[20]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,153
[20]	Socorro Independent School District GO	5.000%	8/15/34	4,605	4,883
[20]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,691
[20]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,543

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,045
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	2,520	2,608
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	700	724
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/28	2,725	2,818
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/28	745	783
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,615	1,691
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/32	1,375	1,557
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/34	1,825	2,078
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,218
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	2,723
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/37	1,000	1,122
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	560	597
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	200	216
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	500	546
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/31	425	439
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	460
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/34	225	229
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	225	228
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	350	355
[20]	Southwest Independent School District GO	5.000%	2/1/35	1,000	1,108
[20]	Southwest Independent School District GO	5.000%	2/1/36	600	663
[20]	Southwest Independent School District GO	3.000%	2/1/37	3,000	2,715
[20]	Southwest Independent School District GO	5.000%	2/1/37	1,035	1,138
[20]	Southwest Independent School District GO	3.000%	2/1/38	4,000	3,558
[20]	Southwest Independent School District GO	5.000%	2/1/38	875	958
[20]	Southwest Independent School District GO	3.000%	2/1/39	3,000	2,621
[20]	Southwest Independent School District GO	5.000%	2/1/39	1,615	1,758
[20]	Southwest Independent School District GO	5.000%	2/1/40	2,000	2,168
[20]	Southwest Independent School District GO	5.000%	2/1/41	2,250	2,427
[20]	Southwest Independent School District GO	4.000%	2/1/43	1,400	1,389
[20]	Spring Branch Independent School District GO	5.000%	2/1/28	4,310	4,585
[20]	Spring Branch Independent School District GO	4.000%	2/1/40	4,845	4,891
[20]	Spring Branch Independent School District GO	4.000%	2/1/42	3,565	3,561
[20]	Spring Branch Independent School District GO	4.000%	2/1/44	4,015	3,916
[20]	Spring Branch Independent School District GO	4.000%	2/1/45	6,160	5,963
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,380
[20]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,359
[20]	Spring Independent School District GO	5.000%	8/15/33	8,565	8,801
[20]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,237
[20]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,157
[20]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,091
[20]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,124
	Spring Independent School District GO	4.000%	8/15/39	10,500	10,534
	Spring Independent School District GO	4.000%	8/15/40	5,920	5,905
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	629
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,346
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,044
	Stephen F Austin State University College & University Revenue	5.000%	10/15/42	5,950	6,151
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,520
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,010
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,327
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,540
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,352
	Tarrant County College District GO	4.000%	8/15/41	2,000	1,994
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	855	877
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,571
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,044
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,104
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,100	1,167
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,945	2,092
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,495	2,721

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,685	1,856
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	30,000	33,336
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,009
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	805
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,138
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,206
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	1,925	1,903
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	4,195	4,298
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/30	3,055	3,124
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/31	1,565	1,599
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/32	2,800	2,857
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project) VRDO	1.550%	2/3/25	11,525	11,525
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,088
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	10,830	11,735
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	17,092
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.020%	2/3/25	5,350	5,350
	Tarrant County Hospital District GO	5.000%	8/15/25	425	430
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,032
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,113
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,106
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,647
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	1,987
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	8,788
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/43	2,500	2,530
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	330	343
	Tarrant County TX GO	5.000%	7/15/32	500	558
	Tarrant County TX GO	4.000%	7/15/40	5,340	5,355
	Tarrant County TX GO	4.000%	7/15/41	2,055	2,048
	Tarrant County TX GO	4.000%	7/15/42	6,110	6,032
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	18,745	21,306
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/34	4,400	5,043
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/38	1,000	1,110
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/39	1,430	1,580
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/40	5,750	6,311
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/41	3,000	3,271
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/42	3,315	3,593
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/43	1,000	1,077
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/44	2,145	2,294
	Taylor TX GO	4.000%	8/15/44	1,775	1,690
[20]	Taylor TX Independent School District GO	4.000%	2/15/40	1,550	1,563
	Temple TX GO	4.000%	8/1/40	1,865	1,851
	Temple TX GO	4.000%	8/1/41	4,435	4,363
	Temple TX GO	4.000%	8/1/41	1,905	1,874
	Temple TX GO	4.000%	8/1/42	1,575	1,539
	Temple TX GO	4.000%	8/1/43	5,425	5,252
[20]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,507
[20]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,636
	Texas A&M University College & University Revenue	3.000%	5/15/38	1,655	1,482
[20]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,446
[20]	Texas City TX Independent School District GO	4.000%	8/15/40	1,250	1,256
[20]	Texas City TX Independent School District GO	4.000%	8/15/41	1,610	1,602
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,465	1,500
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,128
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/52	9,480	9,248
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,525	7,439
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,535	9,039
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	6,425	6,904
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	21,050	22,500
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,107
	Texas GO	5.000%	4/1/28	1,000	1,025
	Texas GO	5.000%	10/1/30	28,615	29,985
	Texas GO	5.000%	10/1/31	7,955	8,320
	Texas GO	5.000%	10/1/31	9,730	10,935

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	4/1/32	15,000	15,328
	Texas GO	5.000%	10/1/32	12,225	12,758
	Texas GO	5.000%	10/1/32	15,890	18,045
	Texas GO	5.000%	4/1/33	5,000	5,106
	Texas GO	4.000%	10/1/33	3,500	3,550
	Texas GO	5.000%	10/1/33	7,560	7,874
	Texas GO	5.000%	4/1/34	4,010	4,093
	Texas GO	5.000%	10/1/34	11,795	12,257
	Texas GO	5.000%	8/1/35	1,000	1,108
	Texas GO	5.000%	4/1/36	13,000	13,251
	Texas GO	5.000%	4/1/36	19,300	19,673
	Texas GO	5.000%	8/1/36	1,585	1,750
	Texas GO	5.000%	10/1/36	22,720	22,944
	Texas GO	5.000%	10/1/36	20,000	20,696
	Texas GO	5.000%	4/1/37	8,000	8,149
	Texas GO	5.000%	8/1/37	1,000	1,098
	Texas GO	5.000%	4/1/38	4,300	4,377
	Texas GO	5.000%	4/1/39	10,450	10,630
	Texas GO	5.000%	10/1/39	6,750	7,552
	Texas GO	5.000%	8/1/41	1,000	1,090
	Texas GO	5.000%	8/1/42	1,025	1,113
	Texas GO	5.000%	10/1/42	5,460	6,004
	Texas GO	5.000%	8/1/43	1,105	1,195
	Texas GO	5.000%	10/1/44	5,250	5,724
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	9,670	9,993
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,011
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,348
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,124
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	25,175	26,250
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	40,880	42,886
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,215	16,040
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	3,000	3,177
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	33,630	35,729
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/33	4,470	4,989
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	159,220	169,093
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	71,410	78,282
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/34	92,195	97,912
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,474
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,186
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	899
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	6,705	6,883
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,050	11,299
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	8,925	9,112
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	7,055	7,188
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,613
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	10,580	10,739
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,165
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,177
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,650
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,266
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,660	7,717
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	10,680	10,733
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,420
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,086
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,868
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,221
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	5,980
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	11,240	11,108
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,598
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,761
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	2,000	2,144
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	2,855	3,053
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	4,225	4,477
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	2,500	2,642
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	3,175	3,347

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/37	5,000	5,001
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,555	3,539
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	14,160	13,978
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	1,996
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/36	750	822
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/39	600	647
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/40	600	644
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/41	500	534
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/40	6,050	6,550
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/41	6,050	6,516
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,447
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	2,967
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,566
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,582
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,447
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,036
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,763
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,544
	Texas State University System College & University Revenue	3.000%	3/15/37	2,955	2,765
	Texas State University System College & University Revenue	3.000%	3/15/39	7,685	6,945
	Texas State University System College & University Revenue	5.000%	3/15/39	13,070	14,475
	Texas State University System College & University Revenue	5.000%	3/15/40	3,000	3,302
	Texas State University System College & University Revenue	5.000%	3/15/41	3,500	3,829
	Texas State University System College & University Revenue	5.000%	3/15/42	3,500	3,807
	Texas State University System College & University Revenue	5.000%	3/15/43	7,500	8,122
	Texas State University System College & University Revenue	5.000%	3/15/44	4,000	4,312
	Texas Tech University System College & University Revenue	5.000%	2/15/36	7,000	7,817
	Texas Tech University System College & University Revenue	5.000%	2/15/39	1,375	1,509
	Texas Tech University System College & University Revenue	5.000%	2/15/40	4,460	4,868
	Texas Transportation Commission GO	5.000%	4/1/29	8,570	9,305
	Texas Transportation Commission GO	5.000%	4/1/30	30,000	33,072
	Texas Transportation Commission GO	5.000%	4/1/40	6,870	7,605
	Texas Transportation Commission GO	5.000%	4/1/41	8,100	8,917
	Texas Transportation Commission GO	5.000%	4/1/42	9,640	10,576
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	31,631
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	204
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,160
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,372
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,116
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,308
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,086
	Texas Water Development Board Water Revenue	5.000%	4/15/31	1,505	1,682
	Texas Water Development Board Water Revenue	5.000%	10/15/31	2,675	3,008
	Texas Water Development Board Water Revenue	5.000%	4/15/32	4,250	4,797
	Texas Water Development Board Water Revenue	5.000%	10/15/32	4,625	5,247
	Texas Water Development Board Water Revenue	5.000%	4/15/33	7,185	8,176
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,213
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,076
	Texas Water Development Board Water Revenue	5.000%	10/15/33	9,805	11,209
	Texas Water Development Board Water Revenue	5.000%	4/15/34	3,990	4,581
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,580
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,580	4,339
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	5,980
	Texas Water Development Board Water Revenue	4.000%	10/15/34	16,495	16,757
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,149
	Texas Water Development Board Water Revenue	5.000%	10/15/34	7,500	8,646
	Texas Water Development Board Water Revenue	5.000%	4/15/35	5,000	5,752
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,995	6,564
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,097
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	35,980
	Texas Water Development Board Water Revenue	5.000%	10/15/35	5,455	6,261
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,785	5,934
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,797
	Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	6,287
	Texas Water Development Board Water Revenue	5.000%	8/1/37	2,000	2,073
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,572
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	2,012

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,239
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,266
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,492
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,234
	Texas Water Development Board Water Revenue	5.000%	10/15/38	6,405	6,738
	Texas Water Development Board Water Revenue	5.000%	10/15/38	15,000	17,011
	Texas Water Development Board Water Revenue	3.000%	10/15/39	5,000	4,438
	Texas Water Development Board Water Revenue	3.000%	10/15/39	1,340	1,189
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	22,071
	Texas Water Development Board Water Revenue	5.000%	10/15/39	8,340	9,390
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,480	2,165
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	19,975
	Texas Water Development Board Water Revenue	5.000%	10/15/40	1,000	1,123
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,634
	Texas Water Development Board Water Revenue	4.700%	10/15/41	20,400	21,634
	Texas Water Development Board Water Revenue	4.750%	10/15/42	10,870	11,440
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,180
[20]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,006
[20]	Tomball Independent School District GO	5.000%	2/15/34	1,500	1,579
[20]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,046
[20]	Tomball Independent School District GO	3.950%	2/15/39	3,625	3,598
[20]	Tomball Independent School District GO	3.875%	2/15/43	4,190	4,105
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/28	9,300	9,327
	Travis County TX GO	5.000%	3/1/27	2,510	2,567
	Travis County TX GO	5.000%	3/1/28	6,180	6,318
	Travis County TX GO	5.000%	3/1/37	8,930	9,447
	Travis County TX GO	5.000%	3/1/39	6,000	6,298
	Travis County TX GO	4.000%	3/1/41	5,000	4,983
	Travis County TX GO	4.000%	3/1/41	3,060	3,049
	Travis County TX GO	4.000%	3/1/41	1,885	1,878
	Travis County TX GO	4.000%	3/1/42	4,285	4,234
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,152
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,328
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,729
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,752
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,164
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,207
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/41	1,945	2,143
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/29	1,000	1,075
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/30	1,000	1,091
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,856
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/36	700	779
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/38	635	698
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/39	775	844
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/40	775	838
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/42	675	723
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/40	2,035	2,173
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/41	2,135	2,270
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,342
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	9,020
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,866
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	11,073
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,048
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,163
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	9,820
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,084
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,042
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,101
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,220
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	3,840
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,034
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,435
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,161
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,704
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,715
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,085
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,872
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,176
	University of North Texas System College & University Revenue	5.000%	4/15/39	1,000	1,034
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/33	685	778

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/34	400	458
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/35	590	673
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/40	1,000	1,098
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/41	700	764
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/42	1,100	1,195
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/43	1,250	1,352
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/44	1,500	1,616
	Victoria TX Utility System Water Revenue	4.000%	12/1/42	2,000	1,990
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,189
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,249
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,136
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	984
[20]	Waco Independent School District GO	3.000%	8/15/40	3,500	3,030
[20]	Waco Independent School District GO	4.000%	8/15/43	1,000	992
	Waco TX GO	5.000%	2/1/32	1,225	1,374
	Waco TX GO	5.000%	2/1/33	1,660	1,880
	Waco TX GO	5.000%	2/1/34	1,000	1,143
	Waco TX GO	5.000%	2/1/34	1,000	1,143
	Waco TX GO	4.000%	2/1/42	8,595	8,398
	Waco TX GO	4.000%	2/1/43	8,935	8,655
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,061
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,346
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/42	4,355	4,710
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/43	6,090	6,551
[20]	Waxahachie Independent School District GO	5.000%	2/15/39	1,395	1,542
[20]	Waxahachie Independent School District GO	5.000%	2/15/40	2,900	3,176
[20]	Waxahachie Independent School District GO	5.000%	2/15/41	3,525	3,839
[20]	Waxahachie Independent School District GO	5.000%	2/15/41	1,990	2,176
[20]	Waxahachie Independent School District GO	5.000%	2/15/42	5,800	6,290
[20]	Waxahachie Independent School District GO	5.000%	2/15/42	1,250	1,361
[20]	Waxahachie Independent School District GO	4.000%	2/15/43	4,240	4,211
[20]	Waxahachie Independent School District GO	5.000%	2/15/43	1,570	1,702
[20]	Waxahachie Independent School District GO	5.000%	2/15/44	1,180	1,274
[20]	Weslaco Independent School District GO	5.000%	2/15/39	600	666
[20]	Weslaco Independent School District GO	5.000%	2/15/40	1,750	1,935
[20]	Weslaco Independent School District GO	5.000%	2/15/42	1,000	1,096
[20]	Weslaco Independent School District GO	5.000%	2/15/43	1,250	1,386
[20]	Weslaco Independent School District GO	5.000%	2/15/44	1,250	1,379
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,458
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,138
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,535
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,618
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,176
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,553
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,291
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,510
[20]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	14,056
[20]	Wichita Falls Independent School District GO	3.000%	2/1/37	3,000	2,715
	Williamson County TX GO	5.000%	2/15/27	21,055	21,993
	Williamson County TX GO	5.000%	2/15/28	10,130	10,771
	Williamson County TX GO	5.000%	2/15/30	22,000	24,118
	Williamson County TX GO	4.000%	2/15/43	3,000	2,975
[20]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,381
[20]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,825
[20]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,798
[20]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,135
[20]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,408
					9,879,747
Utah (0.7%)
	Cache County School District GO	4.000%	6/15/39	4,580	4,667
	Cache County School District GO	4.000%	6/15/41	5,050	5,070
	Cache County School District GO	4.000%	6/15/42	5,250	5,250
	Cache County School District GO	4.000%	6/15/43	1,715	1,693
	Cache County School District GO	4.000%	6/15/44	1,560	1,528
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/37	2,715	2,493
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,595
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,056
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,033
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,619

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,208
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	2,001
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	4,000	4,165
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	3,645	3,791
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,632
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,185
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,786
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,092
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	1,500	1,662
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	1,750	1,954
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,718
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,315	1,463
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,055
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	7,809
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	9,145	9,875
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,880	3,141
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,388
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,405	3,705
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	3,680	3,977
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	14,383
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	20,270	21,788
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	15,921
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	12,500	13,362
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	2,150	2,316
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,829
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	5,825	6,182
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	2,250	2,404
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	2,675	2,837
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,060
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	3,250	3,394
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	1,925	2,065
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,021
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,014
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,364
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,446
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/43	820	876
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/44	1,000	1,065
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/45	1,815	1,928
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/46	1,910	2,024
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,407
[4]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.500%	6/15/39	1,750	1,787
	Nebo School District GO	5.000%	7/1/27	11,075	11,644
	Nebo School District GO	5.000%	7/1/28	6,000	6,426
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/43	1,000	1,070
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/48	4,200	4,425
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,605
	Salt Lake City Corp. GO	3.000%	6/15/40	1,150	1,021
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,142
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,123
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,038
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,125
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,295
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,200
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,874
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,784
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,341
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,658
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,121
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,045
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,769
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,376
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,370	1,344
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,425	1,384
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,427
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,148
	University of Utah College & University Revenue	5.000%	8/1/27	360	379
	University of Utah College & University Revenue	5.000%	8/1/29	3,000	3,095
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,021
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,335
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,649

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/38	3,895	3,957
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	721
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,091
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,461
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,316
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/5/25	4,200	4,200
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,115
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,451
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,222
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,203
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,430	1,574
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,855	3,155
[6]	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	7,235	8,123
	Utah State Building Ownership Authority Lease (Appropriation) Revenue	5.000%	5/15/36	2,735	3,042
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,868
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,914
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,928
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,127
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,124
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	3,069
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,119
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	1,125	1,265
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,050	4,529
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,526
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,375	1,564
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	2,450	2,762
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,000	11,556
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,483
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,889
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,050
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	10,425	11,899
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/37	1,235	1,387
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	12,000	13,615
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	10,000	11,260
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	11,065	12,422
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	29,310	33,155
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/39	3,435	3,018
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	5,000	5,581
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	27,815	31,164
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/41	4,500	5,012
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	5,000	5,523
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	7,500	8,304
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,735
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,163
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/38	1,295	1,367
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/36	250	257
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/38	275	279
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/40	320	321
					506,814
Vermont (0.1%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,110
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,597
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,878
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/33	2,950	2,889
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,173
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,277
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,385
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,501
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,593
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,707
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	2,000	2,137
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,910	8,022

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.210%	2/5/25	925	925
	Vermont GO	4.000%	8/15/41	3,135	3,165
	Vermont GO	4.000%	8/15/42	2,135	2,145
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,387
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,774
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,555
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,422
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,596
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,067
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/36	2,250	2,503
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/40	2,400	2,407
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/41	1,375	1,362
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,152
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,000	1,087
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/42	1,000	1,084
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/43	2,710	2,626
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/43	1,000	1,079
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/44	2,275	2,189
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/44	1,475	1,585
					68,379
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	860	868
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,160	2,210
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	7,345	7,589
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,840
					13,507
Virginia (1.4%)
	Alexandria VA GO	4.000%	12/15/43	3,775	3,778
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	664
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	763
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	765
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	816
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,298
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,126
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,058
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,969
	Arlington County VA GO	4.000%	8/1/39	8,000	8,118
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,600	1,623
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,985	5,096
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,735	4,840
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,793
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/32	1,775	2,015
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/33	1,610	1,845
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/34	1,500	1,733
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/44	5,175	5,630
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/42	3,325	2,901
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,925	2,027
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/32	15,000	16,943
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	16,605	16,539
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/28	3,210	3,310
	Fairfax County VA GO	5.000%	10/1/27	6,000	6,352
	Fairfax County VA GO	5.000%	10/1/28	8,050	8,681
	Fairfax County VA GO	5.000%	10/1/29	14,280	15,663
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,673
	Fairfax County VA GO	4.000%	10/1/40	10,000	10,156
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	2,650	2,677
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/41	3,350	3,733
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/42	6,000	6,646
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/43	6,500	7,161
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/44	7,930	8,690
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/45	19,000	20,711
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/39	4,755	5,083
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	22,695	23,871

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,721
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	584
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	656
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,670
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,674
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,446
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	489
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,177
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	2,035	2,036
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/42	1,930	1,895
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,105
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	750	826
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	700	762
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,187
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	710	711
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	640	641
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/28	640	641
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	218
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,739
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	1,022
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	665	647
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.700%	2/5/25	30,460	30,460
	Loudoun County VA GO	3.000%	12/1/34	3,665	3,445
	Loudoun County VA GO	4.000%	12/1/42	9,700	9,817
	Loudoun County VA GO	4.000%	12/1/43	9,700	9,759
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	1,100	1,115
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,954
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,465	2,494
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	1,850
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/30	2,605	2,692
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,550
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	803
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,349
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,175
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,493
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,775	1,789
	Newport News VA GO	5.000%	8/1/29	2,970	3,129
	Newport News VA GO	3.000%	2/1/38	2,000	1,822
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	575	611
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/26	1,500	1,533
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	3,982
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,515
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,162
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,305
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	5,893
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,163
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,540
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,303
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,011
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	3,948
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	2,933
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,065
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,165
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,268
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,299
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	620	623
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	10,183
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	2,491	2,547
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	4,000	4,085
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,790
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,723
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	2/6/25	24,300	24,300
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,314	2,201
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,985
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,006
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,738
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,534
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,584
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,019

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,546
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,544
University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,105
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	772
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,760	2,834
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	13,300	13,666
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,026
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/33	2,675	2,989
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,180
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,234
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	738
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/43	4,785	5,383
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,610
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/37	2,000	1,839
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	3,404
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,745
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	5,955
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	17,818
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,106
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,561
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,785	7,089
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	1,000	895
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,000	10,224
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29	10,000	10,191
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/34	7,000	6,572
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	24,410	24,713
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	7,115	6,613
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	8,690	7,999
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,426
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	5,000	5,379
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,551
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,815
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,413
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	8,875	8,238
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/37	15,355	15,705
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	27,665	24,868
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	21,370	18,930
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	12,000	10,456
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/41	6,455	5,568
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,692
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,552
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,781
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/33	5,780	5,855
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	8,910
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,101
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,184
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,369
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,329
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,080
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,209
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	7,787
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/26	11,915	12,246
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	20,435	22,252
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,024
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,917
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,031
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,818
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,513
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	2,045
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,017
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/43	5,000	4,474
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	12/1/44	1,850	1,842
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	3,977
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,524

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,657
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,064
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	5,000	5,738
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,201
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,643
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/41	15,000	16,688
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	20,000	19,814
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/42	17,615	19,465
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,125	5,253
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/29	8,500	8,762
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/32	4,775	5,177
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	805
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/35	3,750	3,567
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/39	1,510	1,101
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/40	2,050	1,463
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.900%	12/1/28	13,540	13,542
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/30	7,380	7,460
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	2,004
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,000	5,338
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,249
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,111
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,000	3,144
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	22,263
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/44	5,000	4,925
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,041
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,183
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,531
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,035
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	14,076
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	2,900	2,934
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/27	2,405	2,440
					1,072,497
Washington (2.9%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,097
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,169
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	798
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	877
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	698
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	749
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,368
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,263
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,667
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,667
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,832
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,659
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	4,947
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,598
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,172
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,201
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	13,600	13,803
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,101
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	4,450	3,847
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,415
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,309
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,693
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	26,590	27,363
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,017
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	8,946
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	7,265	7,562
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	27,248
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,679
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	10,000	11,156
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,420	7,195
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	39,840
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,579
	Energy Northwest Nuclear Revenue	5.000%	7/1/40	2,000	2,163

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	4,610	4,950
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	10,895
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,000	10,538
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/35	2,810	3,146
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	21,978
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,465	3,583
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	5,955	6,214
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/37	1,100	1,197
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/38	1,845	1,999
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,115	1,202
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/40	1,835	1,968
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/42	2,750	2,920
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	730	800
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	1,060	1,156
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	813
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/40	2,000	2,235
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	3,500	3,882
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	8,250	9,103
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	178
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	255
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	176
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,174
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	11,000	9,321
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	843
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	17,300	14,172
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/41	7,000	7,155
	King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	940
	King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,577
	King County School District No. 401 Highline GO	5.000%	12/1/38	2,000	2,218
[6]	King County School District No. 401 Highline GO	5.000%	12/1/41	3,250	3,614
[6]	King County School District No. 401 Highline GO	5.000%	12/1/42	4,110	4,523
	King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,556
	King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	8,076
	King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	13,863
	King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	25,941
	King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	933
	King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,133
	King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,320
	King County School District No. 412 Shoreline GO	4.000%	12/1/27	2,785	2,876
	King County WA GO	5.000%	7/1/31	3,100	3,482
	King County WA Sewer Revenue	5.000%	1/1/37	7,255	8,271
	King County WA Sewer Revenue	5.000%	1/1/42	4,435	4,879
	King County WA Sewer Revenue	5.000%	1/1/43	1,500	1,642
	King County WA Sewer Revenue	4.000%	1/1/44	10,810	10,661
	King County WA Sewer Revenue	5.000%	1/1/44	2,500	2,715
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/40	925	1,024
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/41	1,950	2,145
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/42	3,000	3,273
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/43	3,000	3,258
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/44	4,725	5,112
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,576
[6,8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/32	765	844
[6,8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/33	750	831
[6,8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/34	875	974
[8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	1,000	1,097
[8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/41	1,000	1,086
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,464
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,481
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,098
	North Thurston Public Schools GO	5.000%	12/1/32	1,750	1,995
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	978
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,485
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,129
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,651
	Pierce County WA GO	2.550%	7/1/35	3,980	3,438
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,785
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,025
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	780	853
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/31	1,450	1,608
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/32	3,140	3,510

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	3,250	3,664
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/34	2,250	2,558
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,558
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,316
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,307
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,734
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,025
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,074
	Seattle WA GO	5.000%	11/1/27	5,000	5,304
	Seattle WA GO	4.000%	12/1/39	5,510	5,610
	Seattle WA GO	4.000%	12/1/40	5,725	5,803
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,007
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,211
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,210
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	5,000	5,047
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	1,320	1,334
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,371
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,817
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	1,000	986
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/44	6,880	7,484
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/45	7,225	7,829
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,808
	Seattle WA Water System Water Revenue	5.000%	10/1/39	2,050	2,306
	Seattle WA Water System Water Revenue	5.000%	10/1/40	2,155	2,410
	Seattle WA Water System Water Revenue	5.000%	10/1/41	2,260	2,512
	Seattle WA Water System Water Revenue	5.000%	10/1/42	2,375	2,628
	Seattle WA Water System Water Revenue	5.000%	10/1/43	2,490	2,732
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,524
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,754
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,029
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/35	1,100	1,151
	Spokane County School District No 354 Mead GO	5.000%	12/1/34	1,000	1,048
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	1,925	1,960
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	550	625
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	1,000	1,135
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,250	1,410
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,085	1,121
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	900	1,010
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	1,000	1,121
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/40	700	773
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/41	750	820
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/42	1,500	1,627
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/43	1,290	1,392
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/44	1,390	1,494
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,762
	Tacoma WA Water Revenue	5.000%	12/1/41	5,480	6,051
[1]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/40	1,000	1,102
[1]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/41	1,250	1,366
	Thurston County WA GO	5.000%	12/1/41	2,475	2,677
	Thurston County WA GO	5.000%	12/1/42	2,595	2,786
	University of Washington College & University Revenue	5.000%	12/1/28	955	987
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	25,680
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/42	1,250	1,235
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/42	2,000	1,977
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia & Alena Projects)	4.000%	8/1/34	7,400	7,432
	Washington COP	5.000%	7/1/36	5,135	5,346
	Washington COP	5.000%	7/1/37	5,385	5,600
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,411
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,536
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,167
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,461
	Washington GO	5.000%	7/1/25	23,685	23,898
	Washington GO	4.000%	7/1/26	10,000	10,181
	Washington GO	4.000%	7/1/26	25,000	25,452
	Washington GO	5.000%	8/1/27	49,000	51,686
	Washington GO	5.000%	6/1/28	3,400	3,637
	Washington GO	4.000%	7/1/28	40,000	41,466
	Washington GO	5.000%	7/1/28	16,000	17,142
	Washington GO	5.000%	8/1/28	20,210	20,409
	Washington GO	5.000%	6/1/29	5,120	5,571

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	2/1/30	13,740	13,740
Washington GO	5.000%	7/1/30	6,975	7,094
Washington GO	5.000%	8/1/30	11,495	12,063
Washington GO	5.000%	8/1/31	14,890	15,596
Washington GO	5.000%	8/1/31	22,640	23,714
Washington GO	5.000%	8/1/31	10,000	10,274
Washington GO	5.000%	7/1/32	14,210	16,127
Washington GO	5.000%	8/1/32	26,855	28,069
Washington GO	5.000%	8/1/33	5,020	5,151
Washington GO	5.000%	8/1/34	5,015	5,142
Washington GO	5.000%	8/1/34	10,000	10,084
Washington GO	5.000%	6/1/35	1,500	1,634
Washington GO	5.000%	8/1/35	2,530	2,591
Washington GO	5.000%	8/1/35	6,170	6,519
Washington GO	5.000%	2/1/36	16,505	17,036
Washington GO	5.000%	2/1/36	1,500	1,624
Washington GO	5.000%	2/1/36	2,065	2,199
Washington GO	5.000%	8/1/36	10,000	10,546
Washington GO	5.000%	8/1/36	2,490	2,711
Washington GO	5.000%	8/1/36	11,750	12,204
Washington GO	5.000%	2/1/37	13,760	14,400
Washington GO	5.000%	8/1/37	10,005	10,531
Washington GO	5.000%	8/1/37	20,955	23,842
Washington GO	5.000%	2/1/38	12,245	12,245
Washington GO	5.000%	2/1/38	10,000	10,440
Washington GO	5.000%	8/1/38	18,960	19,904
Washington GO	5.000%	2/1/39	12,860	12,860
Washington GO	5.000%	2/1/39	5,400	5,931
Washington GO	5.000%	2/1/39	9,000	9,636
Washington GO	5.000%	8/1/39	6,110	6,235
Washington GO	5.000%	8/1/39	4,900	5,002
Washington GO	5.000%	8/1/39	14,600	16,425
Washington GO	5.000%	2/1/40	4,345	4,751
Washington GO	5.000%	2/1/40	4,085	4,248
Washington GO	4.000%	6/1/40	5,315	5,361
Washington GO	5.000%	6/1/40	11,590	12,981
Washington GO	5.000%	8/1/40	19,000	21,315
Washington GO	5.000%	2/1/41	7,335	7,960
Washington GO	5.000%	2/1/41	5,360	5,873
Washington GO	5.000%	2/1/41	10,000	10,743
Washington GO	5.000%	2/1/41	2,500	2,598
Washington GO	5.000%	6/1/41	3,130	3,321
Washington GO	5.000%	6/1/41	12,165	13,493
Washington GO	5.000%	8/1/41	1,560	1,684
Washington GO	5.000%	8/1/41	5,000	5,226
Washington GO	5.000%	2/1/42	19,070	20,550
Washington GO	5.000%	2/1/42	6,985	7,458
Washington GO	5.000%	8/1/42	2,500	2,575
Washington GO	5.000%	8/1/42	8,500	9,357
Washington GO	5.000%	2/1/43	3,075	3,349
Washington GO	5.000%	6/1/43	13,110	14,313
Washington GO	5.000%	8/1/43	1,200	1,258
Washington GO	5.000%	8/1/43	3,480	3,683
Washington GO	5.000%	2/1/44	1,205	1,305
Washington GO	5.000%	6/1/44	5,740	6,185
Washington GO	5.000%	8/1/44	4,000	4,180
Washington GO	5.000%	8/1/44	36,805	39,991
Washington GO	5.000%	2/1/45	11,875	12,821
Washington GO	5.000%	6/1/45	10,785	11,661
Washington GO	5.000%	8/1/45	48,515	52,517
Washington GO	5.000%	2/1/46	21,715	23,270
Washington GO	5.000%	6/1/46	3,525	3,785
Washington GO	5.000%	8/1/46	25,000	26,872
Washington GO	5.000%	8/1/47	53,320	57,153
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,105	2,136
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,097
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,690
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,752
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,275	3,390
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,598

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	469
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,172
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,830	3,004
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,748
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,370	1,434
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	618
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,207
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,765
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,579
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	444
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,200
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,869
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,675
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,921
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	352
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,315
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,328
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,019
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	243
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	4,000	4,179
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,804
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,346
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,281
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,018
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,859
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,453
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	646
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,126
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	537
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,693
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	428
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,400	19,887
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	533
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,501
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	795
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,465
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,399
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,055
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,312
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,047
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	8,250	7,872
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	2,500	2,296
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	4,485	4,231
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,745	8,935
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	82,475	84,294
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/42	5,200	5,031
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,272
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,717
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,201
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	979
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	2,944
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,172
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,179
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	953
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,006
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,375
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,543
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,565
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,624
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,675
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,776
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,325

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	618
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,592
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	684
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	743
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,625
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	700
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	75,370	76,411
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	264
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	115	116
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,180	1,270
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	305
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,695	2,699
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	264
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	1,000	894
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	77
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	460	491
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,705
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	571
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	910	969
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	984
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/37	1,550	1,508
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,065
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/31	1,280	1,373
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/32	1,340	1,441
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	1,410	1,516
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	755	717
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	707
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	2,010
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	2,257
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,250	4,251
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,105	2,293
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/34	1,725	1,749
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/34	3,020	3,318
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/35	3,470	3,802
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	98,631	92,122
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/36	2,000	2,184
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	28,724	25,813
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/37	2,000	2,168
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/39	4,220	4,524
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/20/40	23,207	22,473
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/44	3,000	3,260
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/49	4,000	4,278
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,395	5,597
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/38	1,215	1,326
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/43	2,020	2,191
	Washington State University College & University Revenue	5.000%	4/1/31	1,230	1,365
	Washington State University College & University Revenue	5.000%	4/1/32	1,295	1,452
	Washington State University College & University Revenue	5.000%	4/1/33	1,100	1,244
	Washington State University College & University Revenue	5.000%	4/1/34	3,520	4,010
	Washington State University College & University Revenue	5.000%	4/1/35	2,490	2,859
	Washington State University College & University Revenue	5.000%	4/1/36	3,390	3,856
	Washington State University College & University Revenue	5.000%	4/1/37	2,395	2,711
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/43	1,435	1,553
					2,256,657
West Virginia (0.5%)
[3]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,851
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,288
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,110
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,427
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.750%	6/1/43	880	938
	Ohio County WV Tax Increment/Allocation Revenue (The Highlands Project)	5.250%	6/1/44	1,220	1,252
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,667
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	4,941

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,127
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,148
[3]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/39	4,080	4,394
[3]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/40	3,650	3,911
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	3,855	3,826
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,498
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,185
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,242
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,391
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	7,968
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,269
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,030
	West Virginia GO	5.000%	12/1/31	1,900	2,015
	West Virginia GO	5.000%	12/1/33	10,060	10,610
	West Virginia GO	5.000%	12/1/35	16,375	17,162
	West Virginia GO	5.000%	6/1/36	14,890	15,568
	West Virginia GO	5.000%	6/1/37	6,940	7,234
	West Virginia GO	5.000%	12/1/37	16,020	16,903
	West Virginia GO	5.000%	6/1/38	13,920	14,669
	West Virginia GO	5.000%	12/1/38	16,835	17,694
	West Virginia GO	5.000%	12/1/38	1,000	1,036
	West Virginia GO	5.000%	6/1/39	17,255	18,081
	West Virginia GO	5.000%	12/1/39	17,685	18,533
	West Virginia GO	5.000%	12/1/39	2,500	2,584
	West Virginia GO	5.000%	6/1/41	1,310	1,362
	West Virginia GO	5.000%	12/1/43	1,000	1,038
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,005
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,496
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,503
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,618
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,598
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,004
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,739
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,788
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	1,979
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,139
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,481
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	2,942
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,053
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	2,993
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,577
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,492
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,174
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,229
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,705	3,709
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,861
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,690
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,377
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,357
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,622
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,400	1,453
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,797
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,381
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,550
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,250	1,361
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	3,400	3,653
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	3,435	3,669
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	5,205	5,711
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	5,000	5,032
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	3,380	3,679
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.020%	2/3/25	17,990	17,990
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,220	1,261
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/26	2,590	2,666
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/27	2,720	2,861
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,164
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,126
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,110
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,126
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,567

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,847
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	2,695	2,657
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,064
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/44	1,445	1,524
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/29	20,000	21,416
					407,046
Wisconsin (1.6%)
	Dane County WI GO	2.000%	4/1/29	320	295
	Dane County WI GO	4.000%	6/1/29	13,810	14,433
	Dane County WI GO	2.000%	4/1/30	265	240
	Dane County WI GO	4.000%	6/1/30	9,045	9,526
	Dane County WI GO	4.000%	6/1/31	9,415	9,966
	Dane County WI GO	4.000%	6/1/32	9,800	10,396
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,605
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,732
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,873
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,648
	Mequon & Thiensville School District GO	2.000%	3/1/33	3,725	3,156
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,386
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	11,902
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,375
[3]	Milwaukee WI GO	5.000%	4/1/25	3,365	3,377
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,374
[3]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,128
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,410
[3]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,795
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,430
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,034
[3]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,820
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,195
	Milwaukee WI GO	4.000%	4/1/32	1,460	1,476
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,439
[1]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,749
[3]	Milwaukee WI GO	5.000%	4/1/33	1,000	1,094
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,409
[1]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,745
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	677
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	1,969
[3]	Monroe WI School District GO	5.000%	3/1/27	165	172
[3]	Monroe WI School District GO	5.000%	3/1/28	250	264
[3]	Monroe WI School District GO	5.000%	3/1/29	810	867
[3]	Monroe WI School District GO	5.000%	3/1/36	800	864
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,482
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,438
	New Richmond School District GO	5.000%	4/1/33	1,275	1,415
	New Richmond School District GO	5.000%	4/1/34	1,000	1,106
	New Richmond School District GO	5.000%	4/1/35	1,600	1,759
	New Richmond School District GO	5.000%	4/1/36	1,700	1,864
	New Richmond School District GO	5.000%	4/1/37	2,195	2,393
	New Richmond School District GO	5.000%	4/1/38	2,195	2,378
	New Richmond School District GO	5.000%	4/1/39	1,500	1,617
	New Richmond School District GO	5.000%	4/1/40	1,650	1,766
	Platteville School District GO	4.000%	3/1/35	1,060	1,083
	Platteville School District GO	4.000%	3/1/37	1,040	1,054
	Platteville School District GO	4.000%	3/1/38	1,560	1,580
	Platteville School District GO	4.000%	3/1/40	880	882
	Pleasant Prairie WI GO	4.000%	8/1/33	18,635	19,295
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/33	250	262
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/35	700	726
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	498
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/39	595	559
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	904
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,060
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	498
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/43	325	337
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/44	180	169
[4]	Public Finance Authority Charter School Aid Revenue	4.750%	7/1/45	1,600	1,517
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/30	300	302
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,090	1,056

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/42	1,760	1,555
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/34	410	425
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/39	700	714
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,020
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/32	1,430	1,408
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,156
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,520
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	85	87
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	14,260	14,262
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	20,430	20,444
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,140
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,310
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,895
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	6,981
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,049
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,312
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,060
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	264
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	8,250	8,913
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	795
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,705
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,316
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	300	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	798
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,322
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	575	615
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	383
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	769
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,583
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	750	795
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	387
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,725	1,706
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,870
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,006
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	643
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	420
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	810	854
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	2,230	2,034
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,442
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	1,200	1,261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,490
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,274
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	665
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	765
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,293
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,766
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	358
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,048
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	6,049
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	372
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,143
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	874
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	421
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,505
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	527
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,220
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,977
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	346
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	610
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,210
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,811
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,075
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	746
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	474
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/30	235	253

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/31	440	477
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/33	775	847
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/36	435	473
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/37	575	624
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/38	625	676
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/39	650	700
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/40	475	509
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/41	715	760
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	28,055	28,472
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	4,912
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	815	789
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,923
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	23,360	23,369
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	34,728	34,465
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	3,177	3,140
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,105
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,101
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,097
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/38	1,000	1,072
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	6,177
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/43	1,000	1,063
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/34	1,105	1,170
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/39	760	790
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/44	1,300	1,319
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.000%	12/1/34	2,500	2,516
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.500%	12/1/44	2,640	2,655
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/39	800	795
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	2,000	2,055
[1]	Racine Unified School District GO	5.000%	4/1/35	2,750	3,036
[1]	Racine Unified School District GO	5.000%	4/1/36	2,500	2,752
[1]	Racine Unified School District GO	5.000%	4/1/37	2,545	2,793
[3]	Racine Unified School District GO	5.000%	4/1/38	1,500	1,622
[1]	Racine Unified School District GO	5.000%	4/1/38	1,670	1,821
[3]	Racine Unified School District GO	5.000%	4/1/39	2,000	2,154
[3]	Racine Unified School District GO	5.000%	4/1/40	3,000	3,224
[1]	Racine Unified School District GO	5.000%	4/1/40	2,385	2,568
[3]	Racine Unified School District GO	5.000%	4/1/41	1,020	1,091
[1]	Racine Unified School District GO	5.000%	4/1/41	2,000	2,137
[3]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,066
	Sheboygan Area School District GO	3.000%	3/1/39	1,500	1,354
	Sheboygan Area School District GO	3.000%	3/1/40	1,625	1,440
	Sheboygan Area School District GO	3.000%	3/1/41	1,400	1,221
	Sheboygan Area School District GO	3.000%	3/1/42	2,020	1,729
	Sheboygan Area School District GO	3.000%	3/1/43	2,080	1,754
[8]	Sparta Area School District GO	3.000%	3/1/38	1,250	1,136
[8]	Sparta Area School District GO	3.000%	3/1/39	1,785	1,594
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,077
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,391
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,103
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,383
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	6,360	6,987
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	1.800%	2/3/25	4,250	4,250
	Verona Area School District GO	5.000%	4/1/26	3,485	3,571
	Waunakee Community School District GO	3.250%	4/1/28	46,750	46,632
	West De Pere School District GO	5.000%	4/1/30	3,820	4,073
	West De Pere School District GO	4.000%	4/1/31	3,245	3,343
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	875
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	326
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	876
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	474
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,880
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	769
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,025
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,113
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,754
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	943
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,338

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,013
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,989
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	932
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,418
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,432
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,264
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,705
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,952
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,678
	Wisconsin Department of Transportation Miscellaneous Revenue	3.000%	7/1/41	1,675	1,470
[6]	Wisconsin GO	5.000%	5/1/26	12,400	12,734
	Wisconsin GO	5.000%	5/1/27	8,425	8,850
[6]	Wisconsin GO	5.000%	5/1/27	7,770	8,161
[6]	Wisconsin GO	5.000%	5/1/28	4,550	4,869
	Wisconsin GO	5.000%	11/1/30	2,225	2,324
	Wisconsin GO	4.000%	5/1/33	11,520	11,719
[6]	Wisconsin GO	5.000%	5/1/33	6,280	7,228
	Wisconsin GO	5.000%	5/1/34	7,000	7,403
[6]	Wisconsin GO	5.000%	5/1/34	2,835	3,293
	Wisconsin GO	4.000%	11/1/34	3,500	3,553
	Wisconsin GO	5.000%	5/1/35	17,000	19,375
[6]	Wisconsin GO	5.000%	5/1/35	2,375	2,785
	Wisconsin GO	4.000%	5/1/36	10,000	10,076
	Wisconsin GO	5.000%	5/1/36	14,385	14,897
	Wisconsin GO	5.000%	5/1/36	22,000	24,995
	Wisconsin GO	5.000%	5/1/36	2,670	2,853
	Wisconsin GO	5.000%	5/1/37	12,500	12,924
	Wisconsin GO	5.000%	5/1/37	12,700	14,368
	Wisconsin GO	5.000%	5/1/38	11,000	11,349
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,050
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,008
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,333
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,523
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,022
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	885
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,436
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,508
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	954
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	959
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,711
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	1,934
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,043
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	157
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,400	2,388
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	876
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,449
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,144
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	186
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	5,285	5,580
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,218
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	836
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,034
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	215
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	810	802
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,459
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,394
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	296
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,058
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	322
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,652
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,252
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,530	5,980
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	4,985
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,388
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,092
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	707
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,369
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,127
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	450

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	50,698
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,049
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	39,885
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	745
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,632
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,607
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,078
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,553
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,780	2,780
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,533
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,612
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/37	3,980	3,443
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,245	2,236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,133
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,000	965
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,100	9,081
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,394
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	483
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	500	450
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,516
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,720	3,990
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,440	3,686
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,377
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.200%	2/3/25	8,500	8,500
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.700%	2/3/25	7,430	7,430
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/39	8,000	8,031
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	5,500	5,603
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/41	3,150	3,451
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/42	2,000	2,176
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/43	2,550	2,756
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/44	2,500	2,685
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/45	2,715	2,900
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,485	2,428
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	2,985	2,918
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	5,405	5,909
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	4,225	4,593
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	4,265	4,672
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,326
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,920	1,927
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	10,734	11,013
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	5,000	5,154
					1,224,405
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	256
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	306
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	281
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	254
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	253
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	202
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	141
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	160
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	23,223
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	2,875	2,834
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	1,895	1,878
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	2,895	3,060
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,068
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,084
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,152
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,094

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,511
					38,808
Total Tax-Exempt Municipal Bonds (Cost $77,753,822)					76,566,177
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	81,306	50,979
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	40,577	25,848
Total Taxable Municipal Bonds (Cost $75,033)					76,827
				Shares
Temporary Cash Investments (1.3%)
Investment Company (1.3%)
[21]	Vanguard Municipal Low Duration Fund (Cost $1,029,925)	2.123%		102,992,630	1,029,926
Total Investments (100.0%) (Cost $78,858,780)					77,672,930
Other Assets and Liabilities—Net (0.0%)					(12,575)
Net Assets (100%)					77,660,355
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $2,234,177,000, representing 2.9% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Step bond.
12	Securities with a value of $6,109,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
18	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
21	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Vanguard® Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	7,571	805,483	(3,017)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2025	(1,518)	(179,836)	9,159
				6,142
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	76,566,177	—	76,566,177
Taxable Municipal Bonds	—	76,827	—	76,827
Temporary Cash Investments	1,029,926	—	—	1,029,926
Total	1,029,926	76,643,004	—	77,672,930
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,159	—	—	9,159
Liabilities
Futures Contracts[1]	(3,017)	—	—	(3,017)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.